       As filed with the Securities and Exchange Commission on December 23, 2003

                                                 Securities Act File No. 33-4806
                                        Investment Company Act File No. 811-4636

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

                                   ----------

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

                         PRE-EFFECTIVE AMENDMENT NO.                   [_]


                       POST-EFFECTIVE AMENDMENT NO. 63                 [X]

                                       and
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]


                              Amendment No. 64 [X]


                                   ----------

                                 The Galaxy Fund
               (Exact Name of Registrant as Specified in Charter)
                              One Financial Center
                           Boston, Massachusetts 02111
                    (Address of Principal Executive Offices)
                         Registrant's Telephone Number:
                                 (866) 840-5469

                                   ----------

                                W. Bruce McConnel
                           DRINKER BIDDLE & REATH LLP
                                One Logan Square
                            18/th/ and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996
                     (Name and Address of Agent for Service)

                                    Copy to:
                       Gregory Sackos, Assistant Secretary
                                    PFPC Inc.
                               4400 Computer Drive
                      Westborough, Massachusetts 01581-5108

It is proposed that this filing will become effective (check appropriate box):

     [_] Immediately upon filing pursuant to paragraph (b)
     [_] On [date] pursuant to paragraph (b)
     [_] 60 days after filing pursuant to paragraph (a)(1)

     [ X] On February 27, 2004 pursuant to paragraph (a)(1)

     [_] 75 days after filing pursuant to paragraph (a)(2)
     [_] On [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      Title of Securities Being Registered: Shares of Beneficial Interest.

================================================================================

[Front cover page]
The Galaxy Fund

Galaxy Institutional Shares



Prospectus

February 28, 2004


Galaxy Institutional Money Market Fund
Galaxy Institutional Government Money Market Fund
Galaxy Institutional Treasury Money Market Fund

Galaxy Prime Reserves
Galaxy Tax-Exempt Reserves



Institutional Shares



Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                                                             [Galaxy Funds Logo]

Contents

1    Risk/return summary
1    Introduction
2    Galaxy Institutional Money Market Fund

6    Galaxy Institutional Government Money Market Fund
10   Galaxy Institutional Treasury Money Market Fund
14   Galaxy Prime Reserves
18   Galaxy Tax-Exempt Reserves
22   Additional information about risk

23   Fund management

25   How to invest in the Funds
25   Buying, selling and exchanging shares
26      How to buy shares
26      How to sell shares
26      How to exchange shares
27      Other transaction policies

28   Dividends, distributions and taxes

30   Financial highlights

Risk/return summary

Introduction


This prospectus describes the Galaxy Institutional Money Market Fund, Galaxy Institutional Government Money Market Fund, Galaxy Institutional Treasury Money Market Fund, Galaxy Prime Reserves and Galaxy Tax-Exempt Reserves (the "Funds"), five money market portfolios offered by The Galaxy Fund ("Galaxy"). The Funds invest primarily in short-term debt obligations, commonly known as money market instruments, that are determined by the Funds' investment adviser to carry very little risk. Money market instruments purchased by the Funds must meet strict requirements as to investment quality, maturity, and diversification. The Funds don't invest in securities with remaining maturities of more than 397 days (subject to certain exceptions) and the dollar-weighted average maturity of all securities held by a particular Fund must be 90 days or less. Each Fund tries to maintain its share price at $1.00 to protect your investment from loss.


On the following pages, you'll find important information about each Fund, including:

..    the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective
..    the main risks associated with an investment in the Fund
..    the past performance of the Fund measured on both a year-by-year and long-term basis
..    the fees and expenses that you will pay as an investor in the Fund.

The Funds' investment adviser


Columbia Management Advisors, Inc., which is referred to in this prospectus as the Adviser, is the investment adviser for these Funds.


An investment in the Funds isn't a bank deposit and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it's possible to lose money by investing in the Funds.

Galaxy Institutional Money Market Fund

The Fund's investment objective

The Fund seeks to preserve the principal value of a shareholder's investment and to maintain a high degree of liquidity while providing current income.

The Fund's main investment strategies


The Fund invests primarily in high quality short-term debt obligations of U.S. and foreign issuers, including, but not limited to, commercial paper, asset-backed commercial paper, notes and bonds issued by U.S. and foreign corporations, obligations issued by the U.S. Treasury and by U.S. Government agencies, authorities, instrumentalities or sponsored enterprises or by foreign governments and their political subdivisions and instrumentalities, taxable and tax-exempt municipal securities, obligations issued by U.S. and foreign banks, such as certificates of deposit and time deposits, and repurchase agreements backed by such securities. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. and foreign banks and in U.S. Government obligations, including U.S. Treasury obligations.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).


The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

The main risks of investing in the Fund

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

..    Interest rate risk - The yield paid by the Fund will vary with changes in short-term interest rates.

..    Credit risk - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. With respect to municipal securities, the ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

..    U.S. Government obligations - Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

..    Repurchase agreements - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.
..    Foreign investments - Foreign investments may be riskier than U.S.
     investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.
..    Share price - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
..    Selection of investments - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

How the Fund has performed

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


The Fund began operations on November 5, 1997 as the Boston 1784 Institutional Prime Money Market Fund, a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Institutional Shares (formerly designated Class I Shares) of the Fund. The returns shown below for periods prior to June 26, 2000 are for shares of the Predecessor Fund.


Year-by-year total returns - calendar years


The bar chart shows how the performance of Institutional Shares of the Fund has varied from year to year.

[bar chart goes here]


---------------------------------------------------------------------
1998         1999         2000         2001         2002         2003
---------------------------------------------------------------------
5.40%        4.99%        6.25%        3.90%        1.61%        ____%
---------------------------------------------------------------------



Best quarter:         ____% for the quarter ending ______________
Worst quarter:        ____% for the quarter ending ______________


Average annual total returns


The table shows the average annual total returns for Institutional Shares of the Fund for the periods ended December 31, 2003.



-----------------------------------------------------------
                         1 year   5 years   Since inception
-----------------------------------------------------------
Institutional Shares      ____%    _____%   ____% (11/5/97)
-----------------------------------------------------------


To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

Fees and expenses of the Fund


The following table shows the fees and expenses you may pay when you buy and hold Institutional Shares of the Fund.





Annual Fund operating expenses (expenses deducted from the Fund's assets)


----------------------------------------------
Management fees                           0.20%/1/
----------------------------------------------
Distribution (12b-1) fees                 None
----------------------------------------------
Other expenses                            ____%
----------------------------------------------
Total Fund operating expenses             ____%/1/
----------------------------------------------

/1/ The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.10%. Total Fund operating expenses after this fee waiver are expected to be _____%. This fee waiver may be revised or discontinued at any time.

Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

..    you invest $10,000 for the periods shown
..    you reinvest all dividends and distributions in the Fund
..    you sell all your shares at the end of the periods shown
..    your investment has a 5% return each year
..    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


---------------------------------------------------------------
                          1 year   3 years   5 years   10 years
---------------------------------------------------------------
Institutional Shares      $ ____   $ _____   $ _____   $ ______
----------------------------------------------- ---------------

Galaxy Institutional Government Money Market Fund

The Fund's investment objective

The Fund seeks current income with liquidity and stability of principal.

The Fund's main investment strategies


The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, and repurchase agreements backed by these obligations. The Fund may also invest in the obligations of foreign governments and their political subdivisions and instrumentalities.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).

Shareholders will be given at least 60 days' notice before any change is made to the 80% requirement stated above.


The main risks of investing in the Fund

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

..    Interest rate risk - The yield paid by the Fund will vary with changes in short-term interest rates.
..    Credit risk - Although U.S. Government securities have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

..    U.S. Government obligations - Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

..    Repurchase agreements - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.
..    Foreign investments - Foreign investments may be riskier than U.S.
     investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.
..    Share price - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
..    Selection of investments - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

How the Fund has performed

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

Year-by-year total returns - calendar years


The bar chart shows how the performance of Institutional Shares (formerly designated Class I Shares) of the Fund has varied from year to year.


[bar chart goes here]


----------------------------------------------------------------------------
1994    1995    1996    1997    1998    1999    2000    2001    2002    2003
----------------------------------------------------------------------------
3.92%   5.58%   5.06%   5.11%   5.30%   5.00%   6.27%   3.99%   1.53%   ____%
----------------------------------------------------------------------------



Best quarter:     ___% for the quarter ending  ______________
Worst quarter:    ___% for the quarter ending  ______________


Average annual total returns


The table shows the average annual total returns for Institutional Shares of the Fund for the periods ended December 31, 2003.



----------------------------------------------------------------------
                         1 Year   5 Years   10 Years   Since inception
----------------------------------------------------------------------
Institutional Shares      ____%    _____%    _____%    ____% (4/15/93)
----------------------------------------------------------------------

To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

Fees and expenses of the Fund


The following table shows the fees and expenses you may pay when you buy and hold Institutional Shares of the Fund.


Annual Fund operating expenses (expenses deducted from the Fund's assets)


----------------------------------------------
Management fees                           0.20%/1/
----------------------------------------------
Distribution (12b-1) fees                 None
----------------------------------------------
Other expenses                            ____%
----------------------------------------------
Total Fund operating expenses             ____%/1/
----------------------------------------------

/1/ The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.10%. Total Fund operating expenses after this fee waiver are expected to be _____%. This fee waiver may be revised or discontinued at any time.


Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

..  you invest $10,000 for the periods shown
..  you reinvest all dividends and distributions in the Fund
..  you sell all your shares at the end of the periods shown
..  your investment has a 5% return each year
..  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


---------------------------------------------------------------
                          1 Year   3 Years   5 Years   10 Years
---------------------------------------------------------------
Institutional Shares      $ ____   $ _____   $ _____   $ ______
---------------------------------------------------------------

Galaxy Institutional Treasury Money Market Fund

The Fund's investment objective

The Fund seeks to preserve the principal value of a shareholder's investment and maintain a high degree of liquidity while providing current income.

The Fund's main investment strategies


The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in money market instruments issued by the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by U.S. Treasury obligations. The Fund also invests in obligations issued by U.S. Government agencies, authorities, instrumentalities or sponsored enterprises and repurchase agreements backed by such obligations.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).

Shareholders will be given at least 60 days' notice before any change is made to the 80% requirement stated above.


The main risks of investing in the Fund

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

..    Interest rate risk - The yield paid by the Fund will vary with changes in short-term interest rates.
..    Credit risk - Although U.S. Government securities, particularly U.S.
     Treasury securities, have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

..    U.S. Government obligations - Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

..    Repurchase agreements - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.
..    Share price - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
..    Selection of investments - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

How the Fund has performed

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


The Fund began operations on June 14, 1993 as the Boston 1784 Institutional U.S. Treasury Money Market Fund, a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Institutional Shares (formerly designated Class I Shares) of the Fund. The returns shown below for periods prior to June 26, 2000 are for shares of the Predecessor Fund.


Year-by-year total returns - calendar years


The bar chart shows how the performance of Institutional Shares of the Fund has varied from year to year.


[bar chart goes here]


----------------------------------------------------------------------------
 1994   1995    1996    1997    1998    1999    2000    2001    2002    2003
----------------------------------------------------------------------------
 4.04%  5.69%   5.14%   5.30%   5.20%   4.81%   6.12%   3.87%   1.53%    ___%
----------------------------------------------------------------------------



Best quarter:            ____% for the quarter ending ______________
Worst quarter:           ____% for the quarter ending ______________

Average annual total returns


The table shows the average annual total returns for Institutional Shares of the Fund for the periods ended December 31, 2003.



----------------------------------------------------------------------
                         1 year   5 years   10 years   Since inception
----------------------------------------------------------------------
Institutional Shares      ____%    ____%      ____%     ___% (6/14/93)
----------------------------------------------------------------------


To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

Fees and expenses of the Fund


The following table shows the fees and expenses you may pay when you buy and hold Institutional Shares of the Fund.


Annual Fund operating expenses (expenses deducted from the Fund's assets)


----------------------------------------------
Management fees                           0.20%/1/
----------------------------------------------
Distribution (12b-1) fees                 None
----------------------------------------------
Other expenses                             ___%
----------------------------------------------
Total Fund operating expenses              ___%/1/
----------------------------------------------

/1/ The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.10%. Total Fund operating expenses after this fee waiver are expected to be _____%. This fee waiver may be revised or discontinued at any time.


Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

..  you invest $10,000 for the periods shown
..  you reinvest all dividends and distributions in the Fund
..  you sell all your shares at the end of the periods shown
..  your investment has a 5% return each year
..  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

---------------------------------------------------------------
                          1 Year   3 Years   5 Years   10 Years
---------------------------------------------------------------
Institutional Shares      $ ____   $ _____   $ _____   $ ______
---------------------------------------------------------------

Galaxy Prime Reserves

The Fund's investment objective

The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

The Fund's main investment strategies

The Fund invests primarily in high quality short-term debt obligations of U.S. issuers, including, but not limited to, commercial paper, asset-backed commercial paper, notes and bonds issued by U.S. corporations, obligations issued by the U.S. Treasury and by U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, taxable and tax-exempt municipal securities, obligations issued by U.S. banks and U.S. branches of foreign banks, such as certificates of deposit and time deposits, and repurchase agreements backed by such securities. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks and U.S. branches of foreign banks and in U.S. Government obligations, including U.S. Treasury obligations.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

The main risks of investing in the Fund

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

..  Interest rate risk - The yield paid by the Fund will vary with changes in short-term interest rates.
.. Credit risk - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. With respect to municipal securities, the ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.
.. U.S. Government obligations - Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.
.. Repurchase agreements - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.
..  Share price - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
.. Selection of investments - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

How the Fund has performed

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

No performance information is presented for Institutional Shares of the Fund because they were not offered by the Fund prior to the date of this prospectus. The returns shown below are for Reserve Shares of the Fund, which are offered in a separate prospectus. Reserve Shares and Institutional Shares should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses.

Year-by-year total returns - calendar years

The bar chart shows how the performance of Reserve Shares of the Fund has varied from year to year.

[bar chart goes here]

--------------------------------------------------
  1999       2000       2001       2002       2003
--------------------------------------------------
  4.33%      5.60%      3.27%      0.82%       ___%
--------------------------------------------------

Best quarter:
____% for the quarter ended _____________

Worst quarter:
____% for the quarter ended _____________

Average annual total returns

The table shows the average annual total returns for Reserve Shares of the Fund for the periods ended December 31, 2003.

-----------------------------------------------------------
                         1 year   5 years   Since inception
-----------------------------------------------------------
Reserve Shares           _____%    _____%   ____% (9/22/98)
-----------------------------------------------------------

To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

Fees and expenses of the Fund

The following table shows the fees and expenses you may pay when you buy and hold Institutional Shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)

----------------------------------------------
Management fees                           0.36%/1/
----------------------------------------------
Distribution (12b-1) fees                 None
----------------------------------------------
Other expenses                            ____%
----------------------------------------------
Total Fund operating expenses             ____%
----------------------------------------------
Management fee waiver                     0.16%/1/
----------------------------------------------
Net Fund operating expenses               ____%/1/
----------------------------------------------

/1/ The Adviser has agreed contractually to waive a portion of the Management fees for the period February 28, 2004 through February 27, 2005 so that such fees will not exceed 0.20% of the Fund's average daily net assets. The Adviser is voluntarily waiving an additional portion of the Management fees so that such fees are expected to be 0.10%. The voluntary portion of the fee waiver may be revised or discontinued at any time. Net Fund operating expenses after these fee waivers are expected to be ___%.

Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

..  you invest $10,000 for the periods shown
..  you reinvest all dividends and distributions in the Fund
..  you sell all your shares at the end of the periods shown
..  your investment has a 5% return each year
..  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

---------------------------------------------------------------
                          1 Year   3 Years   5 Years   10 Years
---------------------------------------------------------------
Institutional Shares      $ ____   $ _____   $ _____   $ ______
---------------------------------------------------------------

Galaxy Tax-Exempt Reserves

The Fund's investment objective

The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with stability of principal.

The Fund's main investment strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from federal income tax (including the federal alternative minimum tax). Under normal conditions, the Fund will invest no more than 20% of its net assets in taxable obligations, such as money market instruments and repurchase agreements. The 80% requirement stated above can only be changed with the approval of the Fund's shareholders.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on certain municipal securities may be subject to the federal alternative minimum tax. Investments in such securities will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

The main risks of investing in the Fund

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

..  Interest rate risk - The yield paid by the Fund will vary with changes in short-term interest rates.
.. Credit risk - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

.. Repurchase agreements - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.
.. Pass-through certificates - The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments made by underlying municipal bonds or notes. Interest payments from these securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.
..  Share price - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
.. Selection of investments - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

How the Fund has performed

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

No performance information is presented for Institutional Shares of the Fund because they were not offered by the Fund prior to the date of this prospectus. The returns shown below are for Reserve Shares of the Fund, which are offered in a separate prospectus. Reserve Shares and Institutional Shares should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses.

Year-by-year total returns - calendar years

The bar chart shows how the performance of Reserve Shares of the Fund has varied from year to year.

[bar chart goes here]

--------------------------------------------------
  1999       2000       2001       2002       2003
--------------------------------------------------
  2.23%      3.12%      1.79%      0.49%      ____%
--------------------------------------------------

Best quarter:
____% for the quarter ended _______________

Worst quarter:
____% for the quarter ended _______________

Average annual total returns

The table shows the average annual total returns for Reserve Shares of the Fund for the periods ended December 31, 2003.

-----------------------------------------------------------
                         1 year   5 years   Since inception
-----------------------------------------------------------
Reserve Shares            ____%    _____%    ___% (9/22/98)
-----------------------------------------------------------

To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

Fees and expenses of the Fund

The following table shows the fees and expenses you may pay when you buy and hold Institutional Shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)

----------------------------------------------
Management fees                           0.40%/1/
----------------------------------------------
Distribution (12b-1) fees                 None
----------------------------------------------
Other expenses                            ____%
----------------------------------------------
Total Fund operating expenses             ____%
----------------------------------------------
Management fee waiver                     0.20%/1/
----------------------------------------------
Net Fund operating expenses               ____%/1/
----------------------------------------------

/1/ The Adviser has agreed contractually to waive a portion of the Management fees for the period February 28, 2004 through February 27, 2005 so that such fees will not exceed 0.20% of the Fund's average daily net assets. The Adviser is voluntarily waiving an additional portion of the Management fees so that such fees are expected to be 0.10%. The voluntary portion of the fee waiver may be revised or discontinued at any time. Net Fund operating expenses after these fee waivers are expected to be ___%.

Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

..  you invest $10,000 for the periods shown
..  you reinvest all dividends and distributions in the Fund
..  you sell all your shares at the end of the periods shown
..  your investment has a 5% return each year
..  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

---------------------------------------------------------------
                          1 year   3 years   5 years   10 years
---------------------------------------------------------------
Institutional Shares      $  106   $   331   $   574   $  1,271
---------------------------------------------------------------

Additional information about risk

The main risks associated with an investment in each of the Funds have been described above. The following supplements that discussion.


Municipal securities

State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are issued to finance projects for private companies. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time. There are several types of municipal securities. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are usually revenue securities since they are typically payable by the private user of the facilities financed by the bonds.

Repurchase agreements

Repurchase agreements are transactions in which a fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the fund on a certain date and at a certain price.


Temporary defensive positions


Each Fund may temporarily hold up to 100% of its total assets in investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income) and, in the case of the Galaxy Tax-Exempt Reserves, short-term taxable investments, such as money market instruments and repurchase agreements, in excess of 20% of the Fund's net assets. This strategy could prevent a Fund from achieving its investment objective.


Other types of investments

This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI), which is referred to on the back cover of this prospectus.

Fund management

Adviser


The Adviser, a wholly-owned subsidiary of Columbia Management Group, Inc. ("Columbia") and an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1969 and has its main office at 100 Federal Street, Boston, Massachusetts 02110. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of December 31, 2003, the Adviser and its affiliates managed over $___ billion in assets.

The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to, and places orders for, all purchases and sales of its portfolio securities, and maintains related records.

On April 1, 2003, several advisory subsidiaries of Columbia, including Fleet Investment Advisors Inc. ("FIA") and Colonial Management Associates, Inc. ("CMA"), merged into the Adviser. Prior to April 1, 2003, FIA served as the Funds' investment adviser and administrator and CMA served as the Funds' pricing and bookkeeping agent. As a result of the merger, the Adviser now serves as the Funds' adviser, administrator and pricing and bookkeeping agent.

Columbia Funds Distributor, Inc., an affiliate of the Adviser, serves as the Funds' distributor.


Allocation of orders for portfolio securities

The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser will allocate orders to such institutions only if they believe that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

Management fees


The management fees paid to the Adviser by the Institutional Money Market Fund, Institutional Government Money Market Fund and Institutional Treasury Money Market Fund during the fiscal year ended October 31, 2003 are set forth below.

---------------------------------------------------------------
Fund                                      Management fee as a
                                        % of average net assets
---------------------------------------------------------------
Institutional Money Market                      _____%
---------------------------------------------------------------
Institutional Government Money Market           _____%
---------------------------------------------------------------
Institutional Treasury Money Market             _____%
---------------------------------------------------------------

The management fees paid to the Adviser by the Prime Reserves and Tax-Exempt Reserves during the fiscal period from August 1, 2003 through October 31, 2003 and the fiscal year ended July 31, 2003 are set forth below.

------------------------------------------------------------------------------
Fund                            Management fee as a % of average net assets
------------------------------------------------------------------------------
                              Period ended October 31,     Year ended July 31,
                                       2003*                      2003
------------------------------------------------------------------------------
Galaxy Prime Reserves                 _____%                      0.36%
------------------------------------------------------------------------------
Galaxy Tax-Exempt Reserves            _____%                      0.40%
------------------------------------------------------------------------------

* The fiscal year end for the Prime Reserves and Tax-Exempt Reserves has been changed from July 31 to October 31.


Sub-account services


Affiliates of the Adviser and certain other parties may receive fees from Galaxy's transfer agent for providing certain sub-accounting and administrative services to participant sub-accounts with respect to Institutional Shares of the Institutional Treasury Money Market Fund held by defined contribution plans. The transfer agency fees payable by Institutional Shares of the Fund have been increased by an amount equal to these fees, so that the holders of Institutional Shares of the Fund indirectly bear these fees.

How to invest in the Funds


Information on buying and selling Institutional Shares of the Funds is provided below. Each Fund offers two other classes of shares designated Select Shares (formerly designated Class II Shares) and Preferred Shares (formerly designated Class III Shares) and the Prime Reserves and Tax-Exempt Reserves also offered two additional classes of shares designated as Reserve Shares and Premier Shares. These other classes of shares are offered in separate prospectuses.


Buying, selling and exchanging shares


The price per share when you buy, sell or exchange your shares is based on a Fund's net asset value (NAV). The NAV per share is the value of a Fund's assets attributable to Institutional Shares, minus the value of the Fund's liabilities attributable to Institutional Shares, divided by the number of Institutional Shares held by investors.

Institutional Shares of the Funds are available for purchase by the following types of investors:


.. institutional investors that are purchasing shares of the Funds on their own behalf

.. financial institutions, such as banks, savings and loan associations and broker-dealers, including financial institutions affiliated with the Adviser, that are purchasing shares of the Funds on behalf of their customers.


You can buy and sell Institutional Shares of the Funds on any business day. A business day is any day that the New York Stock Exchange, the Federal Reserve Bank of New York, and the principal bond markets (as recommended by the Bond Market Association) are open. These entities are generally open every Monday through Friday, except national holidays. During certain emergency closings of the New York Stock Exchange, however, a Fund may open for business if it can maintain its operations. In this event, a Fund will determine its NAV per share at the times described below. To determine if a Fund is open for business on a day when there is an emergency closing of the New York Stock Exchange, please call Galaxy at 1-866-840-5469.


If your order to buy shares of a Fund is received and accepted by Galaxy's transfer agent by 4:00 p.m. (Eastern time) on a business day, the price you pay will be the NAV per share next determined (and you'll receive that day's dividend) if Galaxy's custodian receives the purchase price in immediately available funds by 5:00 p.m. (Eastern time) that day. If your order to buy shares of a Fund is received and accepted by Galaxy's transfer agent after 4:00 p.m. (Eastern time) on a business day, the price you pay will be the NAV per share next determined (and you'll begin receiving dividends the next day) if Galaxy's custodian receives the purchase price in immediately available funds by 5:00 p.m. (Eastern time) on the next business day. The price at which you sell shares of a Fund is the NAV per share next determined after receipt of your order.

NAV per share is determined at 4:00 p.m. (Eastern time) on each business day.

The Funds' assets are valued at amortized cost, which is approximately equal to market value.

How to buy shares

The minimum initial aggregate investment by an institutional investor purchasing shares of a Fund on its own behalf or a financial institution purchasing shares of a Fund on behalf of its customers is $2,000,000. There is no minimum investment requirement for additional purchases.


If you are an institutional investor purchasing on your own behalf, you can buy Institutional Shares by submitting your purchase order to Galaxy's transfer agent and wiring payment to Galaxy's custodian. If you are a customer of a financial institution, you can buy Institutional Shares by following the procedures established by your financial institution. Your financial institution is responsible for sending your order to Galaxy's transfer agent and wiring payment to Galaxy's custodian. The financial institution holds the shares in your name and receives all confirmations of purchases and sales.


You are encouraged to place purchase orders as early in the day as possible and to provide Galaxy with advance notice of large purchases. All purchases must be paid for by federal funds wire, provided, however, that former shareholders of the Boston 1784 Funds may continue to send payments through the Automated Clearing House System (ACH).

How to sell shares


If you are an institutional investor selling for your own account, you can sell Institutional Shares by submitting your order directly to Galaxy's transfer agent. If you are a customer of a financial institution, you can sell Institutional Shares by following the procedures established by your financial institution. Your financial institution is responsible for sending your order to Galaxy's transfer agent and for crediting your account with the proceeds. Galaxy doesn't charge for wiring the proceeds, but your financial institution may do so. Contact your financial institution for more information.


How to exchange shares


If you are a customer of a financial institution, you may exchange Institutional Shares of a Fund having a value of at least $100 for Retail A Shares of any other Galaxy Fund or for shares of any other Fund that's managed by the Adviser or any of its affiliates in which you have an existing account.


To exchange shares:

..  call Galaxy's transfer agent at 1-866-840-5469

..  send your request in writing to:

   The Galaxy Fund
   P.O. Box 6520
   Providence, RI  02940-6520

..  ask your financial institution.

Galaxy doesn't charge any fee for making exchanges, but your financial institution might do so. You are generally limited to three exchanges per year. Galaxy may refuse any exchange request and may change or cancel the exchange privilege by giving 60 days' advance written notice to shareholders.

Other transaction policies

Galaxy may reject any order to buy or exchange shares by a particular purchaser (or group of related purchasers) that has a pattern of short-term or frequent trading or whose trading activity has been or may be disruptive to the management of a Fund.

Galaxy doesn't issue a certificate when you buy shares, but it does keep a record of shares issued to investors.

Sales proceeds are normally wired to institutional investors and financial institutions on the next business day, but Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.

Galaxy may ask for any information it might reasonably need to make sure that you've authorized a sale of shares.

Galaxy usually requires that an institutional investor or financial institution maintain an average account balance of $2,000,000. If the balance in the account falls below $2,000,000, Galaxy may require the institutional investor or financial institution to sell all shares in the account. Galaxy reserves the right to vary or waive the minimum investment requirement.

Dividends, distributions and taxes


Each Fund declares dividends from net investment income daily and pays them monthly. Although the Funds do not expect to realize net long-term capital gains, any capital gains realized will be distributed at least annually. Distributions attributable to long-term capital gains will generally be taxable to you at long-term capital gain rates, regardless of how long you have held your shares. Distributions (other than exempt-interest dividends) attributable to short-term capital gains and ordinary income will generally be taxable to you as ordinary income. Dividends and distributions are paid in cash unless you indicate on the account application or in a letter to Galaxy that you want to have dividends and distributions reinvested in additional shares.

Each Fund except The Galaxy Tax-Exempt Reserves

Distributions by the Funds will generally be taxable to you for federal income tax purposes. The Funds expect that all, or substantially all, of their distributions will consist of ordinary income. You will be subject to federal income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held by an IRA (or other tax-qualified plan) will not be currently taxable.

Galaxy Tax-Exempt Reserves

Distributions by this Fund will generally consist of dividends derived from interest earned on exempt securities, and these "exempt-interest dividends" will be exempt income for you for federal income tax purposes. It is possible, depending upon the Fund's investments, that a portion of the Fund's distributions could be taxable to you as ordinary income or capital gains, but the Fund does not expect that this will be the case.

Interest on indebtedness incurred by you to purchase or carry shares of this Fund generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by the Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

All Funds


Taxable dividends paid to you in January may be taxable as if they had been paid the previous December. Each year you'll receive in the mail federal tax information on distributions paid by the Funds.

State and local taxes

Shareholders may also be subject to state and local taxes on distributions, redemptions and exchanges. State income taxes may not apply, however, to the portions of a Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of a particular state or localities within a state.

Miscellaneous

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Financial highlights


The financial highlights tables on the following pages with respect to the Institutional Money Market Fund, Institutional Government Money Market Fund and Institutional Treasury Money Market Fund will help you understand the financial performance for Institutional Shares (formerly designated Class I Shares) of each Fund for the past five years. Institutional Shares of the Prime Reserves and Tax-Exempt Reserves were not offered to investors prior to the date of this prospectus. The financial highlights tables for the Prime Reserves and Tax-Exempt Reserves are for Reserve Shares (which were the only class of shares offered by the Funds prior to the date of this prospectus) of these Funds for the period since each Fund began operations and are intended to provide you with a long-term perspective as to the Funds' financial history. Certain information reflects the financial performance of a single Institutional or Reserve Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Institutional or Reserve Shares of each Fund, assuming all dividends and distributions were reinvested. Each of the Institutional Money Market Fund and Institutional Treasury Money Market Fund began operations as a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On June 26, 2000, each Predecessor Fund was reorganized as a new portfolio of Galaxy. The information for the fiscal years or periods ended October 31, 2003, 2002, 2001 and 2000 with respect to the Institutional Money Market Fund and Institutional Treasury Money Market Fund, for the fiscal years ended October 31, 2003, 2002, 2001, 2000 and 1999 with respect to the Institutional Government Money Market Fund, and for the fiscal years or periods ended October 31, 2003 and July 31, 2003, 2002, 2001, 2000 and 1999 with respect to the Prime Reserves and Tax-Exempt Reserves has been audited by________________, independent auditors, whose reports, along with the Funds' financial statements, are included in the Funds' Annual Reports dated October 31, 2003, and [____________] into the SAI. The information for the Predecessor Funds for the fiscal years or periods ended May 31, 2000 and 1999 was audited by the Predecessor Funds' former auditors. The Annual Reports and SAI are available free of charge upon request.

                     Galaxy Institutional Money Market Fund
                (For a share outstanding throughout each period)


                                                                                Period June
                                                                                1, 2000 to                                  Period
                                                 Years ended October 31,        October 31,        Years ended May 31,      ended
                                            2003       2002           2001        2000/1/          2000          1999       May 31,
                                           -----------------------------------------------------------------------------------------
                                                                     Institutional Shares
Net asset value, beginning of period....            $      1.00   $      1.00   $      1.00     $      1.00   $      1.00
Income from investment operations:
   Net investment income/2/.............                   0.02          0.05          0.03            0.05          0.05
Less distributions:
   Distributions from net
    investment income...................                  (0.02)        (0.05)        (0.03)          (0.05)        (0.05)
Net increase (decrease) in net asset
 value..................................                     --            --            --              --            --
Net asset value, end of period..........            $      1.00   $      1.00   $      1.00           $1.00   $      1.00
                                                    ===========   ===========   ===========     ===========   ===========
Total return............................                   1.72%         4.64%         2.68%/3/        5.43%         5.10%
Ratios/supplemental data:
   Net assets, end of period (000s).....            $ 1,239,803   $ 1,035,540   $   511,440     $   696,613   $   516,901
Ratios to average net assets:
   Net investment income including
   reimbursement/waiver.................                   1.72%         4.27%         6.33%/4/        5.35%         4.93%
   Operating expenses including
   reimbursement/waiver.................                   0.26%         0.30%         0.29%/4/        0.30%         0.30%
   Operating expenses excluding
   reimbursement/waiver.................                   0.30%         0.31%         0.31%/4/        0.30%         0.35%


----------

<F1>

/1/ The Fund commenced operations on November 5, 1997 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Institutional Shares (formerly designated Class I Shares) of the Fund.

<F2>

/2/ Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Institutional Shares for the years ended October 31, 2003, 2002 and 2001 and the period ended October 31, 2000 was $_____, $0.02, $0.05 and $0.03, respectively.

<F3>

/3/  Not annualized.

<F4>

/4/  Annualized.


                Galaxy Institutional Government Money Market Fund
                (For a share outstanding throughout each period)


                                                                                                                 Period
                                                              Years ended October 31,                            ended
                                            2003          2002          2001          2000           1999        May 31,
                                           ------------------------------------------------------------------------------
                                                                  Institutional Shares
Net asset value, beginning of period....               $      1.00   $      1.00   $      1.00    $      1.00
Income from investment operations:
   Net investment income/1/.............                      0.02          0.05          0.06           0.05
Less distributions:
   Distributions from net investment
   income...............................                     (0.02)         0.05)        (0.06)         (0.05)
Net increase (decrease) in net asset
value...................................                        --            --            --             --
Net asset value, end of period..........               $      1.00   $      1.00   $      1.00    $      1.00
                                                       ===========   ===========   ===========    ===========
Total return............................                      1.71%         4.71%         6.09%          4.92%
Ratios/supplemental data:
   Net assets, end of period (000s).....               $   369,381   $   324,272   $   252,482    $   222,443
Ratios to average net assets:
   Net investment income including
   reimbursement/waiver.................                      1.68%         4.55%         5.94%          4.82%
   Operating expenses including
   reimbursement/waiver.................                      0.30%         0.27%         0.20%          0.20%
   Operating expenses excluding
   reimbursement/waiver.................                      0.30%         0.34%         0.35%          0.38%
----------

<F1>
/1/ Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Institutional Shares for the years ended October 31, 2003, 2002, 2001, 2000 and 1999 was $_____, $0.02, $0.05, $0.06 and $0.05, respectively.


                 Galaxy Institutional Treasury Money Market Fund
                (For a share outstanding throughout each period)


                                                                                  Period
                                                                                  June 1,
                                                                                  2000 to                                    Period
                                                  Years ended October 31,        October 31,        Years ended May 31,      ended
                                            2003        2002          2001         2000/1/          2000          1999       May 31,
                                           -----------------------------------------------------------------------------------------
                                                                                  Institutional Shares
Net asset value, beginning of period....             $      1.00   $      1.00   $      1.00     $      1.00   $      1.00
Income from investment operations:
   Net investment income/2/.............                    0.02          0.05          0.03            0.05          0.05
Less distributions:
   Distributions from net
   investment income....................                   (0.02)        (0.05)        (0.03)          (0.05)        (0.05)
Net increase (decrease) in net asset
Value...................................                      --            --            --              --            --
Net asset value, end of period..........             $      1.00   $      1.00   $      1.00     $      1.00   $      1.00
                                                     ===========   ===========   ===========     ===========   ===========
Total return............................                    1.69%         4.60%         2.64%/3/        5.26%         4.90%
Ratios/supplemental data:
   Net assets, end of period (000s).....             $ 4,963,246   $ 5,378,265   $ 4,829,762     $ 5,022,306   $ 4,346,037
Ratios to average net assets:
   Net investment income including
   Reimbursement/waiver.................                    1.68%         4.44%         6.24%/4/        5.15%         4.79%
   Operating expenses including
   Reimbursement/waiver.................                    0.28%         0.28%         0.27%/4/        0.30%         0.31%
   Operating expenses excluding
   Reimbursement/waiver.................                    0.28%         0.29%         0.29%/4/        0.30%         0.31%


----------

<F1>

/1/ The Fund began operations on June 14, 1993 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Institutional Shares (formerly designated Class I Shares) of the Fund.

<F2>

/2/ Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Institutional Shares for the years ended October 31, 2003, 2002 and 2001 and the period ended October 31, 2000 was $______, $0.02, $0.05 and $0.03, respectively.

<F3>
/3/  Not annualized.
<F4>
/4/  Annualized.

                              Galaxy Prime Reserves
                (For a share outstanding throughout each period)

                                            Period
                                           August 1,                                                               Period
                                            2003 to                                                                Ended
                                            October                                                               July 31,
                                           31, 2003                     Years ended July 31,                       1999/1/
                                           ---------------------------------------------------------------------------------
                                                          2003          2002          2001           2000
                                           ---------------------------------------------------------------------------------
Net asset value, beginning of period....               $      1.00    $      1.00   $      1.00    $      1.00   $      1.00
Income from investment operations:
   Net investment income................                        --/2/        0.01          0.05           0.05          0.04
Less distributions:
   Distributions from net
   investment income....................                        --/2/       (0.01)        (0.05)         (0.05)        (0.04)
Net increase (decrease) in net
   asset value..........................                        --            --            --              --            --
Net asset value, end of period..........               $      1.00    $      1.00   $      1.00    $      1.00   $      1.00
                                                       ===========    ===========   ===========    ===========   ===========
Total return............................                      0.46%          1.42%         4.83%          5.09%         3.59%/3/
Ratios/supplemental data:
   Net assets, end of period (000's)....               $ 3,879,789    $ 4,488,637   $ 5,123,427    $ 4,330,068   $ 4,250,399
Ratios to average net assets:
   Net investment income................                      0.47%          1.44%         4.65%          4.98%         4.10%/4/
   Operating expenses...................                      1.03%          1.03%         0.98%          0.92%         0.96%/4/

----------

<F1>
/1/  The Fund commenced operations on September 22, 1998.
<F2>
/2/ Net investment income per share and distributions from net investment income were less than $0.005.
<F3>
/3/  Not annualized.
<F4>
/4/  Annualized.

                           Galaxy Tax-Exempt Reserves
                (For a share outstanding throughout each period)

                                            Period
                                           August 1,                                                               Period
                                            2003 to                                                                Ended
                                            October                                                               July 31,
                                           31, 2003                         Years ended July 31,                   1999/1/
                                           ---------------------------------------------------------------------------------
                                                          2003           2002          2001           2000
                                           ---------------------------------------------------------------------------------
Net asset value, beginning of period....               $      1.00    $      1.00   $      1.00    $      1.00   $      1.00
Income from investment operations:
   Net investment income/2/.............                        --/3/        0.01          0.03           0.03          0.02
Less distributions:
   Distributions from net
   investment income....................                        --/3/       (0.01)        (0.03)         (0.03)        (0.02)
Net increase (decrease) in net
 asset value............................                        --             --            --             --            --
Net asset value, end of period..........               $      1.00    $      1.00   $      1.00    $      1.00   $      1.00
                                                       ===========    ===========   ===========    ===========   ===========
Total return............................                      0.28%          0.76%         2.72%          2.77%         1.82%/4/
Ratios/supplemental data:
     Net assets, end of period (000's)..               $   162,895    $   177,913   $   223,983    $   169,133   $   177,840
Ratios to average net assets:
   Net investment income including
   reimbursement/waiver.................                      0.28%          0.77%         2.67%          2.72%         2.09%/5/
   Operating expenses including
   reimbursement/waiver.................                      1.03%          1.05%         1.01%          0.96%         0.99%/5/
   Operating expenses excluding
   voluntary reimbursement/waiver.......                      1.04%          1.05%         1.01%          0.96%         0.99%/5/

----------

<F1>
/1/  The Fund commenced operations on September 22, 1998.
<F2>
/2/ Net investment income per share before the voluntary reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for the period ended October 31, 2003, the years ended July 31, 2003, 2002, 2001, 2000 and the period ended July 31, 1999/(1)/ was
     $___, $0.00/(3)/, $0.01, $0.03, $0.03 and $0.02 respectively.
<F3>
/3/ Net investment income per share and distributions from net investment income were less than $0.005.
<F4>
/4/  Not annualized.
<F5>
/5/  Annualized.

[Back Cover Page]

Where to find more information

You'll find more information about the Funds in the following documents:

Annual and semi-annual reports
Galaxy's annual and semi-annual reports contain more information about each Fund.

Statement of Additional Information (SAI)
The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by calling Galaxy at 1-866-840-5469 or by writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

If you buy your shares through a financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549-0102
1-202-942-8090

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.

Galaxy's Investment Company Act File No. is 811-4636.


PROGALINMM1 46541 (2/28/04) PKG50

[Front cover page]
The Galaxy Fund

Galaxy Select Shares



Prospectus

February 28, 2004


Galaxy Institutional Money Market Fund
Galaxy Institutional Government Money Market Fund
Galaxy Institutional Treasury Money Market Fund

Galaxy Prime Reserves
Galaxy Tax-Exempt Reserves



Select Shares



Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                             [Galaxy Funds Logo]

Contents


1      Risk/return summary
1      Introduction
2      Galaxy Institutional Money Market Fund
6      Galaxy Institutional Government Money Market Fund
10     Galaxy Institutional Treasury Money Market Fund
13     Galaxy Prime Reserves
17     Galaxy Tax-Exempt Reserves
21     Additional information about risk
23     Fund management
25     How to invest in the funds
25     Buying and selling shares
27        How to buy shares
27        How to sell shares
27        Other transaction policies
28     Shareholder service fees
28     Dividends, distributions and taxes
30     Financial highlights

Risk/return summary

Introduction


This prospectus describes the Galaxy Institutional Money Market Fund, Galaxy Institutional Government Money Market Fund, Galaxy Institutional Treasury Money Market Fund, Galaxy Prime Reserves and Galaxy Tax-Exempt Reserves (the "Funds"), five money market portfolios offered by The Galaxy Fund ("Galaxy"). The Funds invest primarily in short-term debt obligations, commonly known as money market instruments, that are determined by the Funds' investment adviser to carry very little risk. Money market instruments purchased by the Funds must meet strict requirements as to investment quality, maturity and diversification. The Funds don't invest in securities with remaining maturities of more than 397 days (subject to certain exceptions) and the dollar-weighted average maturity of all securities held by a particular Fund must be 90 days or less. Each Fund tries to maintain its share price at $1.00 to protect your investment from loss.


On the following pages, you'll find important information about each Fund, including:

.. the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective
..  the main risks associated with an investment in the Fund
..  the past performance of the Fund measured on both a year-by-year and long-term basis
..  the fees and expenses that you will pay as an investor in the Fund.

The Funds' investment adviser


Columbia Management Advisors Inc., which is referred to in this prospectus as the Adviser, is the investment adviser for these Funds.


An investment in the Funds isn't a bank deposit and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it's possible to lose money by investing in the Funds.

Galaxy Institutional Money Market Fund

The Fund's investment objective

The Fund seeks to preserve the principal value of a shareholder's investment and to maintain a high degree of liquidity while providing current income.

The Fund's main investment strategies


The Fund invests primarily in high quality short-term debt obligations of U.S. and foreign issuers, including, but not limited to, commercial paper, asset-backed commercial paper, notes and bonds issued by U.S. and foreign corporations, obligations issued by the U.S. Treasury and by U.S. Government agencies, authorities, instrumentalities or sponsored enterprises or by foreign governments and their political subdivisions and instrumentalities, taxable and tax-exempt municipal securities, obligations issued by U.S. and foreign banks, such as certificates of deposit and time deposits, and repurchase agreements backed by such securities. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. and foreign banks and in U.S. Government obligations, including U.S. Treasury obligations.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).


The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

The main risks of investing in the Fund

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

..  Interest rate risk - The yield paid by the Fund will vary with changes in short-term interest rates.
.. Credit risk - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. With respect to municipal securities, the ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

.. U.S. Government obligations - Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

.. Repurchase agreements - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.
..  Foreign investments - Foreign investments may be riskier than U.S.
   investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.
..  Share price - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
.. Selection of investments - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

How the Fund has performed

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


The Fund began operations on November 5, 1997 as the Boston 1784 Institutional Prime Money Market Fund, a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Institutional Shares (formerly designated Class I Shares) of the Fund. Select Shares (formerly designated Class II Shares) of the Fund were first offered on March 1, 2001.

Year-by-year total returns - calendar years


The bar chart shows how the performance of Select Shares of the Fund has varied from year to year.


[bar chart goes here]


-----------------------
2002               2003
-----------------------
1.48%              ____%
-----------------------



Best quarter:     _____% for the quarter ending _________________
Worst quarter:    _____% for the quarter ending _________________


Average annual total returns


The table shows the average annual total returns for Select Shares of the Fund for the periods ended December 31, 2003.

-------------------------------------------------
                     1 year       Since inception
-------------------------------------------------
Select Shares        ______%      _____% (3/1/01)
-------------------------------------------------


To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

Fees and expenses of the Fund

The following table shows the fees and expenses you may pay when you buy and hold Select Shares of the Fund.


Annual Fund operating expenses (expenses deducted from the Fund's assets)

------------------------------------------
Management fees                       0.20%/1/
------------------------------------------
Distribution (12b-1) fees             None
------------------------------------------
Other expenses                        ____%/1/
------------------------------------------
Total Fund operating expenses         ____%/1/
------------------------------------------

/1/ The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.10%. The Fund may pay shareholder service fees (which are included in Other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Select Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for shareholder administrative support services) but will limit such fees to an aggregate fee of not more than 0.10% during the current fiscal year. Affiliates of the Adviser are waiving a portion of the shareholder service fees so that Other expenses are expected to be ____%. Total Fund operating expenses after these waivers are expected to be ____%. These fee waivers may be revised or discontinued at any time.

Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

..  you invest $10,000 for the periods shown
..  you reinvest all dividends and distributions in the Fund
..  you sell all your shares at the end of the periods shown
..  your investment has a 5% return each year
..  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

-----------------------------------------------------------
                   1 year    3 years    5 years    10 years
-----------------------------------------------------------
Select Shares      $ ____    $ _____    $ _____    $ ______
-----------------------------------------------------------

Galaxy Institutional Government Money Market Fund

The Fund's investment objective

The Fund seeks current income with liquidity and stability of principal.

The Fund's main investment strategies


The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, and repurchase agreements backed by these obligations. The Fund may also invest in the obligations of foreign governments and their political subdivisions and instrumentalities.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).

Shareholders will be given at least 60 days' notice before any change is made to the 80% requirement stated above.


The main risks of investing in the Fund

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

..  Interest rate risk - The yield paid by the Fund will vary with changes in short-term interest rates.
.. Credit risk - Although U.S. Government securities have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

.. U.S. Government obligations - Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

.. Repurchase agreements - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.
..  Foreign investments - Foreign investments may be riskier than U.S.
   investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.
..  Share price - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
.. Selection of investments - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

How the Fund has performed

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


No performance information is presented for Select Shares (formerly designated Class II Shares) of the Fund because they had not completed a full calendar year of operations as of December 31, 2003. The returns shown below are for Institutional Shares (formerly designated Class I Shares) of the Fund, which are offered in a separate prospectus. Institutional Shares and Select Shares should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses.


Year-by-year total returns - calendar years


The bar chart shows how the performance of Institutional Shares of the Fund has varied from year to year.


[bar chart goes here]


----------------------------------------------------------------------------
1994    1995    1996    1997    1998    1999    2000    2001    2002    2003
----------------------------------------------------------------------------
3.92%   5.58%   5.06%   5.11%   5.30%   5.00%   6.27%   3.99%   1.53%   ____%
----------------------------------------------------------------------------

Best quarter:    _____% for the quarter ending ________________
Worst quarter:   _____% for the quarter ending ________________

Average annual total returns


The table shows the average annual total returns for Institutional Shares of the Fund for the periods ended December 31, 2003.

------------------------------------------------------------------------
                        1 Year    5 Years    10 Years    Since inception
------------------------------------------------------------------------
Institutional Shares    _____%    ______%    _______%    ______(4/15/93)
------------------------------------------------------------------------


To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

Fees and expenses of the Fund


The following table shows the fees and expenses you may pay when you buy and hold Select Shares of the Fund.


Annual Fund operating expenses (expenses deducted from the Fund's assets)

------------------------------------------
Management fees                       0.20%/1/
------------------------------------------
Distribution (12b-1) fees             None
------------------------------------------
Other expenses                        ____%/1/
------------------------------------------
Total Fund operating expenses         ____%/1/
------------------------------------------

/1/ The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.10%. The Fund may pay shareholder service fees (which are included in Other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Select Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for shareholder administrative support services) but will limit such fees to an aggregate fee of not more than 0.10% during the current fiscal year. Affiliates of the Adviser are waiving a portion of the shareholder service fees so that Other expenses are expected to be ____%. Total Fund operating expenses after these waivers are expected to be ____%. These fee waivers may be revised or discontinued at any time.


Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

..  you invest $10,000 for the periods shown
..  you reinvest all dividends and distributions in the Fund
..  you sell all your shares at the end of the periods shown
..  your investment has a 5% return each year
..  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

-------------------------------------------------------------
                  1 Year     3 Years     5 Years     10 Years
-------------------------------------------------------------
Select Shares     $ ____     $ _____     $ _____     $ ______
-------------------------------------------------------------

Galaxy Institutional Treasury Money Market Fund

The Fund's investment objective

The Fund seeks to preserve the principal value of a shareholder's investment and maintain a high degree of liquidity while providing current income.

The Fund's main investment strategies


The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in money market instruments issued by the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by U.S. Treasury obligations. The Fund also invests in obligations issued by U.S. Government agencies, authorities, instrumentalities or sponsored enterprises and repurchase agreements backed by such obligations.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).

Shareholders will be given at least 60 days' notice before any change is made to the 80% requirement stated above.


The main risks of investing in the Fund

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

.. Interest rate risk - The yield paid by the Fund will vary with changes in short-term interest rates.

.. Credit risk - Although U.S. Government securities, particularly U.S. Treasury securities, have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

.. U.S. Government obligations - Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

.. Repurchase agreements - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.
..  Share price - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
.. Selection of investments - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

How the Fund has performed

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


The Fund began operations on June 14, 1993 as the Boston 1784 Institutional U.S. Treasury Money Market Fund, a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Institutional Shares (formerly designated Class I Shares) of the Fund. Select Shares (formerly designated Class II Shares) of the Fund were first offered on March 1, 2001.


Year-by-year total returns - calendar years


The bar chart shows how the performance of Select Shares of the Fund has varied from year to year.


[bar chart goes here]


-----------------------
2002               2003
-----------------------
1.41%              ____%
-----------------------

Best quarter:    _____% for the quarter ending ______________
Worst quarter:   _____% for the quarter ending ______________


Average annual total returns


The table shows the average annual total returns for Select Shares of the Fund for the periods ended December 31, 2003.

-------------------------------------------------
                     1 year       Since inception
-------------------------------------------------
Select Shares        ______%      _____% (3/1/01)
-------------------------------------------------


To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

Fees and expenses of the Fund


The following table shows the fees and expenses you may pay when you buy and hold Select Shares of the Fund.


Annual Fund operating expenses (expenses deducted from the Fund's assets)

------------------------------------------
Management fees                       0.20%/1/
------------------------------------------
Distribution (12b-1) fees             None
------------------------------------------
Other expenses                        ____%/1/
------------------------------------------
Total Fund operating expenses         ____%/1/
------------------------------------------

/1/ The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.10%. The Fund may pay shareholder service fees (which are included in Other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Select Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for shareholder administrative support services) but will limit such fees to an aggregate fee of not more than 0.10% during the current fiscal year. Affiliates of the Adviser are waiving a portion of the shareholder service fees so that Other expenses are expected to be ____%. Total Fund operating expenses after this waiver are expected to be ____%. These fee waivers may be revised or discontinued at any time.


Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

..  you invest $10,000 for the periods shown
..  you reinvest all dividends and distributions in the Fund
..  you sell all your shares at the end of the periods shown
..  your investment has a 5% return each year
..  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


-------------------------------------------------------------
                  1 year     3 years     5 years     10 years
-------------------------------------------------------------
Select Shares     $ ____     $ _____     $ _____     $ ______
-------------------------------------------------------------

Galaxy Prime Reserves

The Fund's investment objective

The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

The Fund's main investment strategies

The Fund invests primarily in high quality short-term debt obligations of U.S. issuers, including, but not limited to, commercial paper, asset-backed commercial paper, notes and bonds issued by U.S. corporations, obligations issued by the U.S. Treasury and by U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, taxable and tax-exempt municipal securities, obligations issued by U.S. banks and U.S. branches of foreign banks, such as certificates of deposit and time deposits, and repurchase agreements backed by such securities. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks and U.S. branches of foreign banks and in U.S. Government obligations, including U.S. Treasury obligations.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

The main risks of investing in the Fund

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

.. Interest rate risk - The yield paid by the Fund will vary with changes in short-term interest rates.

.. Credit risk - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. With respect to municipal securities, the ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.
.. U.S. Government obligations - Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.
.. Repurchase agreements - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.
..  Share price - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
.. Selection of investments - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

How the Fund has performed

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

No performance information is presented for Select Shares of the Fund because they were not offered by the Fund prior to the date of this prospectus. The returns shown below are for Reserve Shares of the Fund, which are offered in a separate prospectus. Reserve Shares and Select Shares should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses.

Year-by-year total returns - calendar years

The bar chart shows how the performance of Reserve Shares of the Fund has varied from year to year.

[bar chart goes here]

--------------------------------------------------------
1999          2000          2001        2002        2003
--------------------------------------------------------
4.33%         5.60%         3.27%       0.82%        ___%
--------------------------------------------------------

Best quarter:

_____% for the quarter ended ________________

Worst quarter:
_____% for the quarter ended ________________

Average annual total returns

The table shows the average annual total returns for Reserve Shares of the Fund for the periods ended December 31, 2003.

-------------------------------------------------------------
                   1 year       5 years       Since inception
-------------------------------------------------------------
Reserve Shares     _____%       ______%       ____% (9/22/98)
-------------------------------------------------------------

To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

Fees and expenses of the Fund

The following table shows the fees and expenses you may pay when you buy and hold Select Shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)

------------------------------------------
Management fees                       0.36%/1/
------------------------------------------
Distribution (12b-1) fees             None
------------------------------------------
Other expenses                        ____%
------------------------------------------
Total Fund operating expenses         ____%
------------------------------------------
Management fee waiver                 0.16%/1/
------------------------------------------
Net Fund operating expenses           ____%/1/
------------------------------------------

/1/ The Adviser has agreed contractually to waive a portion of the Management fees for the period February 28, 2004 through February 27, 2005 so that such fees will not exceed 0.20% of the Fund's average daily net assets. The Adviser is voluntarily waiving an additional portion of the Management fees so that such fees are expected to be 0.10%. The Fund may pay shareholder service fees (which are included in Other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Select Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for shareholder administrative support services) but will limit such fees to an aggregate fee of not more than 0.10% during the current fiscal year. Affiliates of the Adviser are waiving a portion of the shareholder service fees so that Other expenses are expected to be ____%. Net Fund operating expenses after these fee waivers are expected to be ___%. The voluntary portion of these fee waivers may be revised or discontinued at any time.

Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

..  you invest $10,000 for the periods shown
..  you reinvest all dividends and distributions in the Fund
..  you sell all your shares at the end of the periods shown
..  your investment has a 5% return each year
..  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

-------------------------------------------------------------
                  1 year     3 years     5 years     10 years
-------------------------------------------------------------
Select Shares     $_____     $______     $______     $_______
-------------------------------------------------------------

Galaxy Tax-Exempt Reserves

The Fund's investment objective

The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with stability of principal.

The Fund's main investment strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from federal income tax (including the federal alternative minimum tax). Under normal conditions, the Fund will invest no more than 20% of its net assets in taxable obligations, such as money market instruments and repurchase agreements. The 80% requirement stated above can only be changed with the approval of the Fund's shareholders.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on certain municipal securities may be subject to the federal alternative minimum tax. Investments in such securities will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

The main risks of investing in the Fund

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

..  Interest rate risk - The yield paid by the Fund will vary with changes in short-term interest rates.
.. Credit risk - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

.. Repurchase agreements - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.
.. Pass-through certificates - The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments made by underlying municipal bonds or notes. Interest payments from these securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.
..  Share price - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
.. Selection of investments - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

How the Fund has performed

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

No performance information is presented for Select Shares of the Fund because they were not offered by the Fund prior to the date of this prospectus. The returns shown below are for Reserve Shares of the Fund, which are offered in a separate prospectus. Reserve Shares and Select Shares should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses.

Year-by-year total returns - calendar years

The bar chart shows how the performance of Reserve Shares of the Fund has varied from year to year.

[bar chart goes here]

--------------------------------------------------------
1999          2000          2001        2002        2003
--------------------------------------------------------
2.23%         3.12%         1.79%       0.49%       ____%
--------------------------------------------------------

Best quarter:

____% for the quarter ended ____________

Worst quarter:
____% for the quarter ended ____________

Average annual total returns

The table shows average annual total returns for Reserve Shares of the Fund for the periods ended December 31, 2003.

--------------------------------------------------------------
                   1 year       5 years        Since inception
--------------------------------------------------------------
Reserve Shares     _____%       ______%        _____% (9/22/98)
--------------------------------------------------------------

To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

Fees and expenses of the Fund

The following table shows the fees and expenses you may pay when you buy and hold Select Shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)

------------------------------------------
Management fees                       0.40%/1/
------------------------------------------
Distribution (12b-1) fees             None
------------------------------------------
Other expenses                        ____%
------------------------------------------
Total Fund operating expenses         ____%
------------------------------------------
Management fee waiver                 0.20%/1/
------------------------------------------
Net Fund operating expenses           ____%/1/
------------------------------------------

/1/ The Adviser has agreed contractually to waive a portion of the Management fees for the period beginning February 28, 2004 through February 27, 2005 so that such fees will not exceed 0.20% of the Fund's average daily net assets. The Adviser is voluntarily waiving an additional portion of the Management fees so that such fees are expected to be 0.10%. The Fund may pay shareholder service fees (which are included in Other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Select Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for shareholder administrative support services) but will limit such fees to an aggregate fee of not more than 0.10% during the current fiscal year. Affiliates of the Adviser are waiving a portion of the shareholder service fees so that Other expenses are expected to be ____%. The voluntary portion of these fee waivers may be revised or discontinued at any time.

Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

..  you invest $10,000 for the periods shown
..  you reinvest all dividends and distributions in the Fund
..  you sell all your shares at the end of the periods shown
..  your investment has a 5% return each year
..  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

---------------------------------------------------------------------
                         1 year      3 years     5 years     10 years
---------------------------------------------------------------------
Select Shares            $ ____      $ _____     $ _____     $ ______
---------------------------------------------------------------------

Additional information about risk

The main risks associated with an investment in each of the Funds have been described above. The following supplements that discussion.


Municipal securities

State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are issued to finance projects for private companies. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time. There are several types of municipal securities. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are usually revenue securities since they are typically payable by the private user of the facilities financed by the bonds.

Repurchase agreements

Repurchase agreements are transactions in which a fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the fund on a certain date and at a certain price.


Temporary defensive positions


Each Fund may temporarily hold up to 100% of its total assets in investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income) and, in the case of the Galaxy Tax-Exempt Reserves, short-term taxable investments, such as money market instruments and repurchase agreements, in excess of 20% of the Fund's net assets. This strategy could prevent a Fund from achieving its investment objective.


Other types of investments

This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI), which is referred to on the back cover of this prospectus.

Fund management

Adviser


The Adviser, a wholly-owned subsidiary of Columbia Management Group, Inc. ("Columbia") and an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1969 and has its main office at 100 Federal Street, Boston, Massachusetts 02110. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of December 31, 2003, the Adviser and its affiliates managed over $_____ billion in assets.


The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to, and places orders for, all purchases and sales of its portfolio securities, and maintains related records.


On April 1, 2003, several advisory subsidiaries of Columbia, including Fleet Investment Advisors Inc. ("FIA") and Colonial Management Associates, Inc. ("CMA"), merged into the Adviser. Prior to April 1, 2003, FIA served as the Funds' investment adviser and administrator and CMA served as the Funds' pricing and bookkeeping agent. As a result of the merger, the Adviser now serves as the Funds' adviser, administrator and pricing and bookkeeping agent.

Columbia Funds Distributor, Inc., an affiliate of the Adviser, serves as the Funds' distributor.


Allocation of orders for portfolio securities

The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser will allocate orders to such institutions only if they believe that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

Management fees


The management fees paid to the Adviser by the Institutional Money Market Fund, Institutional Government Money Market Fund and Institutional Treasury Money Market Fund during the fiscal year ended October 31, 2003 are set forth below.

------------------------------------------------------------------------
Fund                                    Management fee as a % of average
                                                  net assets
------------------------------------------------------------------------
Institutional Money Market                           _______%
------------------------------------------------------------------------
Institutional Government Money Market                _______%
------------------------------------------------------------------------
Institutional Treasury Money Market                  _______%
------------------------------------------------------------------------

The management fees paid to the Adviser by the Prime Reserves and Tax-Exempt Reserves during the fiscal period August 1, 2003 through October 31, 2003 and the fiscal year ended July 31, 2003 are set forth below.

--------------------------------------------------------------
                             Management fee as a % of average
Fund                                     net assets
                             ---------------------------------
                                Period ended       Year ended
                             October 31, 2003*   July 31, 2003
--------------------------------------------------------------
Galaxy Prime Reserves               _____%           0.36%
--------------------------------------------------------------
Galaxy Tax-Exempt Reserves          _____%           0.40%
--------------------------------------------------------------

* The fiscal year end for the Prime Reserves and Tax-Exempt Reserves has been changed from July 31 to October 31.

How to invest in the Funds


Information on buying and selling Select Shares of the Funds is provided below. Each Fund offers two other classes of shares designated Institutional Shares (formerly designated Class I Shares) and Preferred Shares (formerly designated Class III Shares) and the Prime Reserves and Tax-Exempt Reserves also offer two additional classes of shares designated as Reserve Shares and Premier Shares. These other classes of shares are offered in separate prospectuses.


Buying and selling shares


The price per share when you buy or sell your shares is based on a Fund's net asset value (NAV). The NAV per share is the value of a Fund's assets attributable to Select Shares, minus the value of the Fund's liabilities attributable to Select Shares, divided by the number of Select Shares held by investors.

Select Shares of the Funds are available for purchase by qualified financial institutions that are purchasing shares of the Funds on behalf of their customers. A qualified financial institution is a financial institution, such as a bank, savings and loan association or broker-dealer, including a financial institution affiliated with the Adviser, that has entered into a sales agreement and servicing agreement with respect to Select Shares of the Funds.

You can buy and sell Select Shares of the Funds on any business day. A business day is any day that the New York Stock Exchange, the Federal Reserve Bank of New York and the principal bond markets (as recommended by the Bond Market Association) are open. These entities are generally open every Monday through Friday, except national holidays. During certain emergency closings of the New York Stock Exchange, however, a Fund may open for business if it can maintain its operations. In this event, a Fund will determine its NAV per share at the times described below. To determine if a Fund is open for business on a day when there is an emergency closing of the New York Stock Exchange, please call Galaxy at 1-866-840-5469.


If your order to buy shares of a Fund is received and accepted by Galaxy's transfer agent by 4:00 p.m. (Eastern time) on a business day, the price you pay will be the NAV per share next determined (and you'll receive that day's dividend) if Galaxy's custodian receives the purchase price in immediately available funds by 5:00 p.m. (Eastern time) that day. If your order to buy shares of a Fund is received and accepted by Galaxy's transfer agent after 4:00 p.m. (Eastern time) on a business day, the price you pay will be the NAV per share next determined (and you'll begin receiving dividends the next day) if Galaxy's custodian receives the purchase price in immediately available funds by 5:00 p.m. (Eastern time) on the next business day. The price at which you sell shares of a Fund is the NAV per share next determined after receipt of your order.

NAV per share is determined at 4:00 p.m. (Eastern time) on each business day.

The Funds' assets are valued at amortized cost, which is approximately equal to market value.

How to buy shares

The minimum initial aggregate investment by a qualified financial institution purchasing shares on behalf of its customers is $2,000,000. There is no minimum investment requirement for additional purchases.


You can buy Select Shares by following the procedures established by your qualified financial institution. Your qualified financial institution is responsible for sending your order to Galaxy's transfer agent and wiring payment to Galaxy's custodian. The qualified financial institution holds the shares in your name and receives all confirmations of purchases and sales.


You are encouraged to place purchase orders as early in the day as possible and to provide Galaxy with advance notice of large purchases. All purchases must be paid for by federal funds wire, provided, however, that former shareholders of the Boston 1784 Funds may continue to send payments through the Automated Clearing House System (ACH).

How to sell shares


You can sell Select Shares by following the procedures established by your qualified financial institution. Your qualified financial institution is responsible for sending your order to Galaxy's transfer agent and crediting your account with the proceeds.


Galaxy doesn't charge for wiring the proceeds but your qualified financial institution may do so. Contact your qualified financial institution for more information.

Other transaction policies

Galaxy may reject any order to buy shares by a particular purchaser (or group of related purchasers) that has a pattern of short-term or frequent trading or whose trading activity has been or may be disruptive to the management of a Fund.

Galaxy doesn't issue a certificate when you buy shares, but it does keep a record of shares issued to investors.

Sales proceeds are normally wired to your qualified financial institution on the next business day, but Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.

Galaxy may ask for any information it might reasonably need to make sure that you've authorized a sale of shares.

Galaxy usually requires that a qualified financial institution maintain an average account balance of $2,000,000. If the balance in the account falls below $2,000,000, Galaxy may require the qualified financial institution to sell all shares in the account. Galaxy reserves the right to vary or waive the minimum investment requirement.

Shareholder service fees


Select Shares of the Funds can pay shareholder service fees at an annual rate of up to 0.50% of each Fund's Select Share assets (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for shareholder administrative support services) to qualified financial institutions who provide certain services to their customers who own Select Shares of the Funds. The Funds do not intend to pay more than 0.10% in shareholder service fees with respect to Select Shares during the current fiscal year.


Dividends, distributions and taxes


Each Fund declares dividends from net investment income daily and pays them monthly. Although the Funds do not expect to realize net long-term capital gains, any capital gains realized will be distributed at least annually. Distributions attributable to long-term capital gains will generally be taxable to you at long-term capital gain rates, regardless of how long you have held your shares. Distributions (other than exempt-interest dividends) attributable to short-term capital gains and ordinary income will generally be taxable to you as ordinary income. Dividends and distributions are paid in cash unless you indicate on the account application or in a letter to Galaxy that you want to have dividends and distributions reinvested in additional shares.

Each Fund except The Galaxy Tax-Exempt Reserves

Distributions by the Funds will generally be taxable to you for federal income tax purposes. The Funds expect that all, or substantially all, of their distributions will consist of ordinary income. You will be subject to federal income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held by an IRA (or other tax-qualified plan) will not be currently taxable.

Galaxy Tax-Exempt Reserves

Distributions by this Fund will generally consist of dividends derived from interest earned on exempt securities, and these "exempt-interest dividends" will be exempt income for you for federal income tax purposes. It is possible, depending upon the Fund's investments, that a portion of the Fund's distributions could be taxable to you as ordinary income or capital gains, but the Fund does not expect that this will be the case.

Interest on indebtedness incurred by you to purchase or carry shares of this Fund generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by the Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

All Funds


Taxable dividends paid to you in January may be taxable as if they had been paid the previous December. Each year you'll receive in the mail federal tax information on distributions paid by the Funds.

State and local taxes

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of a Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of a particular state or localities within a state.

Miscellaneous

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Financial highlights


The financial highlights tables on the following pages with respect to the Institutional Money Market Fund, Institutional Government Money Market Fund and Institutional Treasury Money Market Fund will help you understand the financial performance for Select Shares (formerly designated Class II Shares) of each Fund for the periods since Select Shares were first offered. The financial highlights tables for the Prime Reserves and Tax-Exempt Reserves are for Reserve Shares (which were the only class of shares offered by these Funds prior to the date of this prospectus)) of these Funds for the period since each Fund began operations and are intended to provide you with a long-term perspective as to the Funds' financial history. Certain information reflects the financial performance of a single Select or Reserve Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Select or Reserve Shares of each Fund, assuming all dividends and distributions were reinvested. The information has been audited by _______________, independent auditors, whose reports, along with the Funds' financial statements are included in the Funds' Annual Reports dated October 31, 2003, and [__________] the SAI. The Annual Reports and SAI are available free of charge upon request.

                     Galaxy Institutional Money Market Fund

                (For a share outstanding throughout each period)



                                                                               Period ended
                                                                                October 31,
                                                     Years ended October 31,      2001/1/
                                                     -----------------------   ------------
                                                        2003         2002
                                                     ----------   ----------
                                                                    Select
                                                                    Shares
                                                                  ----------
Net asset value, beginning of period .............                $     1.00   $       1.00
Income from investment operations:
   Net investment income/2/ ......................                      0.02           0.03
Less distributions:
   Distributions from net investment income ......                     (0.02)         (0.03)
Net increase (decrease) in net asset value .......                        --             --
Net asset value, end of period ...................                $     1.00   $       1.00
                                                                  ==========   ============
Total return .....................................                      1.61%          2.55%/3/
Ratios/supplemental data:
   Net assets, end of period (000s) ..............                $   39,481   $         52
Ratios to average net assets:
   Net investment income including
    reimbursement/waiver .........................                      1.61%          4.18%/4/
   Operating expenses including
    reimbursement/waiver .........................                      0.37%          0.39%/4/
   Operating expenses excluding
    reimbursement/waiver .........................                      0.44%          0.40%/4/


----------

<F1>

/1/ The Fund began offering Select Shares (formerly designated Class II Shares) on March 1, 2001.

<F2>

/2/ Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Select Shares for the years ended October 31, 2003 and 2002 and the period ended October 31, 2001 was $____, $0.01 and $0.03, respectively.

<F3>
/3/  Not annualized.
<F4>
/4/  Annualized.

                Galaxy Institutional Government Money Market Fund

                 (For a share outstanding throughout the period)

                                                                  Period ended
                                                                October 31, 2003
                                                                ----------------
Net asset value, beginning of period.........................
Income from investment operations:
   Net investment income/1/..................................
Less distributions:
   Distributions from net investment income..................
Net increase (decrease) in net asset value...................
Net asset value, end of period...............................
Total return.................................................
Ratios/supplemental data:
   Net assets, end of period (000s)..........................
Ratios to average net assets:
   Net investment income including reimbursement/waiver......
   Operating expenses including reimbursement/waiver.........
   Operating expenses excluding reimbursement/waiver.........

                 Galaxy Institutional Treasury Money Market Fund

                (For a share outstanding throughout each period)

                                                                               Period ended
                                                                                October 31,
                                                     Years ended October 31       2001/1/
                                                     -----------------------   ------------
                                                        2003         2002
                                                     ----------   ----------
                                                                    Select
                                                                    Shares
                                                                  ----------
Net asset value, beginning of period..............                $     1.00   $       1.00
Income from investment operations:
   Net investment income/2/.......................                      0.02           0.02
Less distributions:
   Distributions from net investment income.......                     (0.02)         (0.02)
Net increase (decrease) in net asset value........                        --             --
Net asset value, end of period....................                $     1.00   $       1.00
                                                                  ==========   ============
Total return......................................                      1.57%          2.48%/3/
Ratios/supplemental data:
   Net assets, end of period (000s)...............                $       53   $         52
Ratios to average net assets:
   Net investment income including
    reimbursement/waiver..........................                      1.57%          4.34%/4/
   Operating expenses including
    reimbursement/waiver..........................                      0.39%          0.38%/4/
   Operating expenses excluding
    reimbursement/waiver..........................                      0.39%          0.39%/4/


----------

<F1>

/1/ The Fund began offering Select Shares (formerly designated Class II Shares) on March 1, 2001.

<F2>

/2/ Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Select Shares for the years ended October 31, 2003 and 2002 and the period ended October 31, 2001 was $_____, $0.02 and $0.02, respectively.

<F3>
/3/  Not annualized.
<F4>
/4/  Annualized.

                              Galaxy Prime Reserves
                (For a share outstanding throughout each period)

                                         Period
                                        August 1,                                                                      Period
                                         2003 to                           Years ended July 31,                        ended
                                       October 31,    -----------------------------------------------------------     July 31,
                                          2003            2003             2002           2001           2000         1999/1/
                                       -----------    ------------     ------------   ------------   ------------   ------------
Net asset value, beginning of
 period ............................                  $       1.00     $       1.00   $       1.00   $       1.00   $       1.00
Income from investment operations:
   Net investment income............                            --/2/          0.01           0.05           0.05           0.04
Less distributions:
   Distributions from net
    investment income...............                            --/2/         (0.01)         (0.05)         (0.05)         (0.04)
Net increase (decrease) in net
 asset value........................                            --               --             --             --             --
Net asset value, end of period......                  $       1.00     $       1.00   $       1.00   $       1.00   $       1.00
                                                      ============     ============   ============   ============   ============
Total return........................                          0.46%            1.42%          4.83%          5.09%          3.59%/3/
Ratios/supplemental data:
   Net assets, end of period
    (000's).........................                  $  3,879,789     $  4,488,637   $  5,123,427   $  4,330,068   $  4,250,399
Ratios to average net assets:
   Net investment income ...........                          0.47%            1.44%          4.65%          4.98%          4.10%/4/
   Operating expenses ..............                          1.03%            1.03%          0.98%          0.92%          0.96%/4/

----------

<F1>
/1/  The Fund commenced operations on September 22, 1998.
<F2>
/2/ Net investment income per share and distributions from net investment income were less than $0.005.
<F3>
/3/  Not annualized.
<F4>
/4/  Annualized.

                           Galaxy Tax-Exempt Reserves
                (For a share outstanding throughout each period)

                                         Period
                                        August 1,                                                                      Period
                                         2003 to                           Years ended July 31,                        ended
                                       October 31,    -----------------------------------------------------------     July 31,
                                          2003            2003             2002           2001           2000          1999/1/
                                       -----------    ------------     ------------   ------------   ------------   ------------
Net asset value, beginning of
 period.............................                  $       1.00     $       1.00   $       1.00   $       1.00   $       1.00
Income from investment operations:
   Net investment income/2/.........                            --/3/          0.01           0.03           0.03           0.02
Less distributions:
   Distributions from net
    investment income...............                            --/3/         (0.01)         (0.03)         (0.03)         (0.02)
Net increase (decrease) in net
 asset value........................                            --               --             --             --             --
Net asset value, end of period .....                  $       1.00     $       1.00   $       1.00   $       1.00   $       1.00
                                                      ============     ============   ============   ============   ============
Total return........................                          0.28%            0.76%          2.72%          2.77%          1.82%/4/
Ratios/supplemental data:
   Net assets, end of period
    (000's)                                           $    162,895     $    177,913   $    223,983   $    169,133   $    177,840
Ratios to average net assets:
   Net investment income
    including reimbursement/waiver..                          0.28%            0.77%          2.67%          2.72%          2.09%/5/
   Operating expenses including
    reimbursement/waiver............                          1.03%            1.05%          1.01%          0.96%          0.99%/5/
   Operating expenses excluding
    voluntary reimbursement/waiver..                          1.04%            1.05%          1.01%          0.96%          0.99%/5/
----------

<F1>
/1/  The Fund commenced operations on September 22, 1998.
<F2>
/2/ Net investment income per share before the voluntary reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for the period ended October 31, 2003, the years ended July 31, 2003, 2002, 2001, 2000 and the period ended July 31, 1999/(1)/ was
     $____, $0.00/(3)/, $0.01, $0.03, $0.03 and $0.02 respectively.
<F3>
/3/ Net investment income per share and distributions from net investment income were less than $0.005.
<F4>
/4/  Not annualized.
<F5>
/5/  Annualized.

[Back Cover Page]

Where to find more information

You'll find more information about the Funds in the following documents:

Annual and semi-annual reports
Galaxy's annual and semi-annual reports contain more information about each Fund.

Statement of Additional Information (SAI)
The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by calling Galaxy at 1-866-840-5469 or by writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

If you buy your shares through a financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC  20549-0102
1-202-942-8090

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.

Galaxy's Investment Company Act File No. is 811-4636.


PROGALINMM2 46542 (2/28/04) PKG50

[Front cover page]
The Galaxy Fund

Galaxy Preferred Shares



Prospectus

February 28, 2004


Galaxy Institutional Money Market Fund
Galaxy Institutional Government Money Market Fund
Galaxy Institutional Treasury Money Market Fund

Galaxy Prime Reserves
Galaxy Tax-Exempt Reserves




Preferred Shares


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                             [Galaxy Funds Logo]

Contents

1   Risk/return summary
1   Introduction
2   Galaxy Institutional Money Market Fund

6   Galaxy Institutional Government Money Market Fund
9   Galaxy Institutional Treasury Money Market Fund
13  Galaxy Prime Reserves
17  Galaxy Tax-Exempt Reserves
21  Additional information about risk

22  Fund management

24  How to invest in the Funds
24     Buying and selling shares
26     How to buy shares
27     How to sell shares
28     Other transaction policies
29     Shareholder service fees
30  Dividends, distributions and taxes

32  How to reach Galaxy

33  Financial highlights

Risk/return summary

Introduction


This prospectus describes the Galaxy Institutional Money Market Fund, Galaxy Institutional Government Money Market Fund, Galaxy Institutional Treasury Money Market Fund, Galaxy Prime Reserves and Galaxy Tax-Exempt Reserves (the "Funds"), five money market portfolios offered by The Galaxy Fund ("Galaxy"). The Funds invest primarily in short-term debt obligations, commonly known as money market instruments, that are determined by the Funds' investment adviser to carry very little risk. Money market instruments purchased by the Funds must meet strict requirements as to investment quality, maturity and diversification. The Funds don't invest in securities with remaining maturities of more than 397 days (subject to certain exceptions) and the dollar-weighted average maturity of all securities held by a particular Fund must be 90 days or less. Each Fund tries to maintain its share price at $1.00 to protect your investment from loss.


On the following pages, you'll find important information about each Fund, including:

.. the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective
..  the main risks associated with an investment in the Fund
..  the past performance of the Fund measured on both a year-by-year and long-term basis
..  the fees and expenses that you will pay as an investor in the Fund.

The Funds' investment adviser


Columbia Management Advisors, Inc., which is referred to in this prospectus as the Adviser, is the investment adviser for these Funds.


An investment in the Funds isn't a bank deposit and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it's possible to lose money by investing in the Funds.

Galaxy Institutional Money Market Fund

The Fund's investment objective

The Fund seeks to preserve the principal value of a shareholder's investment and to maintain a high degree of liquidity while providing current income.

The Fund's main investment strategies


The Fund invests primarily in high quality short-term debt obligations of U.S. and foreign issuers, including, but not limited to, commercial paper, asset-backed commercial paper, notes and bonds issued by U.S. and foreign corporations, obligations issued by the U.S. Treasury and by U.S. Government agencies, authorities, instrumentalities or sponsored enterprises or by foreign governments and their political subdivisions and instrumentalities, taxable and tax-exempt municipal securities, obligations issued by U.S. and foreign banks, such as certificates of deposit and time deposits, and repurchase agreements backed by such securities. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. and foreign banks and in U.S. Government obligations, including U.S. Treasury obligations.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).


The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

The main risks of investing in the Fund

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

..  Interest rate risk - The yield paid by the Fund will vary with changes in short-term interest rates.
.. Credit risk - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. With respect to municipal securities, the ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

.. U.S. Government obligations - Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

.. Repurchase agreements - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.
..  Foreign investments - Foreign investments may be riskier than U.S.
   investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.
..  Share price - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
.. Selection of investments - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

How the Fund has performed

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


The Fund began operations on November 5, 1997 as the Boston 1784 Institutional Prime Money Market Fund, a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Institutional Shares (formerly designated Class I Shares) of the Fund. Preferred Shares (formerly designated Class III Shares) of the Fund were first offered on March 1, 2001.


Year-by-year total returns - calendar years


The bar chart shows how the performance of Preferred Shares of the Fund has varied from year to year.


[bar chart goes here]


----------------
 2002      2003
----------------
  1.38%     ____%
----------------

Best quarter:   ____% for the quarter ending _______________

Worst quarter:  ____% for the quarter ending _______________


Average annual total returns


The table shows the average annual total returns for Preferred Shares of the Fund for the periods ended December 31, 2003.



-------------------------------------------
                   1 year   Since inception
-------------------------------------------
Preferred Shares    ____%    ____% (3/1/01)
-------------------------------------------


To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

Fees and expenses of the Fund


The following table shows the fees and expenses you may pay when you buy and hold Preferred Shares of the Fund.


Annual Fund operating expenses (expenses deducted from the Fund's assets)


----------------------------------------------
Management fees                           0.20%/1/
----------------------------------------------
Distribution (12b-1) fees                 None
----------------------------------------------
Other expenses                            ____%/2/
----------------------------------------------
Total Fund operating expenses             ____%/1/
----------------------------------------------



/1/ The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.10%. Total Fund operating expenses after this fee waiver are expected to be ____%. This fee waiver may be revised or discontinued at any time.
/2/ The Fund may pay shareholder service fees (which are included in Other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Preferred Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for shareholder administrative support services) but will limit such fees to an aggregate fee of not more than 0.25% during the current fiscal year.

Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

..  you invest $10,000 for the periods shown
..  you reinvest all dividends and distributions in the Fund
..  you sell all your shares at the end of the periods shown
..  your investment has a 5% return each year
..  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


------------------------------------------------------------
                       1 year   3 years   5 years   10 years
------------------------------------------------------------
Preferred Shares       $ ____   $ _____   $ _____   $ ______
------------------------------------------------------------

Galaxy Institutional Government Money Market Fund

The Fund's investment objective

The Fund seeks current income with liquidity and stability of principal.

The Fund's main investment strategies


The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, and repurchase agreements backed by these obligations. The Fund may also invest in the obligations of foreign governments and their political subdivisions and instrumentalities.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).

Shareholders will be given at least 60 days' notice before any change is made to the 80% requirement stated above.


The main risks of investing in the Fund

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

..  Interest rate risk - The yield paid by the Fund will vary with changes in short-term interest rates.
.. Credit risk - Although U.S. Government securities have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

.. U.S. Government obligations - Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

.. Repurchase agreements - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

..  Foreign investments - Foreign investments may be riskier than U.S.
   investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.
..  Share price - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
.. Selection of investments - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

How the Fund has performed

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


No performance information is presented for Preferred Shares (formerly designated Class III Shares) of the Fund because they had not completed a full calendar year of operations as of December 31, 2003. The returns shown below are for Institutional Shares (formerly designated Class I Shares) of the Fund, which are offered in a separate prospectus. Institutional Shares and Preferred Shares should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses.


Year-by-year total returns - calendar years


The bar chart shows how the performance of Institutional Shares of the Fund has varied from year to year.


[bar chart goes here]


----------------------------------------------------------------------------
1994    1995    1996    1997    1998    1999    2000    2001    2002    2003
----------------------------------------------------------------------------
3.92%   5.58%   5.06%   5.11%   5.30%   5.00%   6.27%   3.99%   1.53%    ___%
----------------------------------------------------------------------------



Best quarter:   ____% for the quarter ending ________________

Worst quarter:  ____% for the quarter ending ________________


Average annual total returns


The table shows the average annual total returns for Institutional Shares of the Fund for the periods ended December 31, 2003.

--------------------------------------------------------------------
                       1 Year   5 Years   10 Years   Since inception
--------------------------------------------------------------------
Institutional Shares   _____%   ______%   _______%   ____% (4/15/93)
--------------------------------------------------------------------


To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

Fees and expenses of the Fund


The following table shows the fees and expenses you may pay when you buy and hold Preferred Shares of the Fund.


Annual Fund operating expenses (expenses deducted from the Fund's assets)

----------------------------------------------
Management fees                           0.20%/1/
----------------------------------------------
Distribution (12b-1) fees                 None
----------------------------------------------
Other expenses                            ____%/2/
----------------------------------------------
Total Fund operating expenses             ____%/1/
----------------------------------------------



/1/ The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.10%. Total Fund operating expenses after this fee waiver are expected to be _____%. This fee waiver may be revised or discontinued at any time.



/2/ The Fund may pay shareholder service fees (which are included in Other Expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Preferred Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for shareholder administrative support services) but will limit such fees to an aggregate fee of not more than 0.25% during the current fiscal year.


Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

..  you invest $10,000 for the periods shown
..  you reinvest all dividends and distributions in the Fund
..  you sell all your shares at the end of the periods shown
..  your investment has a 5% return each year
..  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


------------------------------------------------------------
                       1 Year   3 Years   5 Years   10 Years
------------------------------------------------------------
Preferred Shares       $ ____   $ _____   $ _____   $ ______
------------------------------------------------------------

Galaxy Institutional Treasury Money Market Fund

The Fund's investment objective

The Fund seeks to preserve the principal value of a shareholder's investment and maintain a high degree of liquidity while providing current income.

The Fund's main investment strategies


The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in money market instruments issued by the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by U.S. Treasury obligations. The Fund also invests in obligations issued by U.S. Government agencies, authorities, instrumentalities or sponsored enterprises and repurchase agreements backed by such obligations.



U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).



Shareholders will be given at least 60 days' notice before any change is made to the 80% requirement stated above.


The main risks of investing in the Fund

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

..  Interest rate risk - The yield paid by the Fund will vary with changes in short-term interest rates.
.. Credit risk - Although U.S. Government securities, particularly U.S. Treasury securities, have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

.. U.S. Government obligations - Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

.. Repurchase agreements - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.
..  Share price - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
.. Selection of investments - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

How the Fund has performed

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


The Fund began operations on June 14, 1993 as the Boston 1784 Institutional U.S. Treasury Money Market Fund, a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Institutional Shares (formerly designated Class I Shares) of the Fund. Preferred Shares (formerly designated Class III Shares) of the Fund were first offered on March 1, 2001.


Year-by-year total returns - calendar years


The bar chart shows how the performance of Preferred Shares of the Fund has varied from year to year.


[bar chart goes here]


---------------
 2002      2003
---------------
 1.31%     ____%
---------------



Best quarter:   ____% for the quarter ending ________________

Worst quarter:  ____% for the quarter ending ________________


Average annual total returns


The table shows the average annual total returns for Preferred Shares of the Fund for the periods ended December 31, 2003.

-----------------------------------------------
                       1 year   Since inception
-----------------------------------------------
Preferred Shares       _____%   _____% (3/1/01)
-----------------------------------------------


To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

Fees and expenses of the Fund


The following table shows the fees and expenses you may pay when you buy and hold Preferred Shares of the Fund.


Annual Fund operating expenses (expenses deducted from the Fund's assets)


----------------------------------------------
Management fees                           0.20%
----------------------------------------------
Distribution (12b-1) fees                 None
----------------------------------------------
Other expenses                            ____%/1/
----------------------------------------------
Total Fund operating expenses             ____%/1/
----------------------------------------------



/1/ The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.10%. The Fund may pay shareholder service fees (which are included in Other expenses) at a maximum annual rate of up to 0.50% of the Fund's average daily net assets attributable to Preferred Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for shareholder administrative support services), but will limit such fees to an aggregate fee of not more than 0.25% during the current fiscal year. Affiliates of the Adviser are waiving a portion of the shareholder service fees so that Other expenses are expected to be _____%. Total Fund operating expenses after these waivers are expected to be ____%. These fee waivers may be revised or discontinued at any time.


Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

..  you invest $10,000 for the periods shown
..  you reinvest all dividends and distributions in the Fund
..  you sell all your shares at the end of the periods shown
..  your investment has a 5% return each year
..  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


------------------------------------------------------------
                       1 year   3 years   5 years   10 years
------------------------------------------------------------
Preferred Shares       $ ____   $ _____   $ _____   $ ______
------------------------------------------------------------

Galaxy Prime Reserves

The Fund's investment objective

The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

The Fund's main investment strategies

The Fund invests primarily in high quality short-term debt obligations of U.S. issuers, including, but not limited to, commercial paper, asset-backed commercial paper, notes and bonds issued by U.S. corporations, obligations issued by the U.S. Treasury and by U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, taxable and tax-exempt municipal securities, obligations issued by U.S. banks and U.S. branches of foreign banks, such as certificates of deposit and time deposits, and repurchase agreements backed by such securities. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks and U.S. branches of foreign banks and in U.S. Government obligations, including U.S. Treasury obligations.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

The main risks of investing in the Fund

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

..  Interest rate risk - The yield paid by the Fund will vary with changes in short-term interest rates.
.. Credit risk - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. With respect to municipal securities, the ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.
.. U.S. Government obligations - Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.
.. Repurchase agreements - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.
..  Share price - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
.. Selection of investments - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

How the Fund has performed

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

No performance information is presented for Preferred Shares of the Fund because they were not offered by the Fund prior to the date of this prospectus. The returns shown below are for Reserve Shares of the Fund, which are offered in a separate prospectus. Reserve Shares and Preferred Shares should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses.

Year-by-year total returns - calendar years

The bar chart shows how the performance of Reserve Shares of the Fund has varied from year to year.

[bar chart goes here]

--------------------------------------------------------
1999         2000         2001         2002         2003
--------------------------------------------------------
4.33%        5.60%        3.27%        0.82%        ____%
--------------------------------------------------------

Best quarter:
____% for the quarter ended _____________

Worst quarter:
____% for the quarter ended _____________

Average annual total returns

The table shows the average annual total returns for Reserve Shares of the Fund for the periods ended December 31, 2003.

-------------------------------------------------------------
                       1 year     5 years     Since inception
-------------------------------------------------------------
Reserve Shares          ____%      ____%      ____% (9/22/98)
-------------------------------------------------------------

To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

Fees and expenses of the Fund

The following table shows the fees and expenses you may pay when you buy and hold Preferred Shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)

------------------------------------------
Management fees                       0.36%/1/
------------------------------------------
Distribution (12b-1) fees             None
------------------------------------------
Other expenses                        ____%
------------------------------------------
Total Fund operating expenses         ____%
------------------------------------------
Management fee waiver                 0.16%/1/
------------------------------------------
Net Fund operating expenses           ____%/1/
------------------------------------------

/1/ The Adviser has agreed contractually to waive a portion of the Management fees for the period February 28, 2004 through February 27, 2005 so that such fees will not exceed 0.20% of the Fund's average daily net assets. The Adviser is voluntarily waiving an additional portion of the Management fees so that such fees are expected to be 0.10%. The Fund may pay shareholder service fees (which are included in Other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Preferred Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for shareholder administrative support services) but will limit such fees to an aggregate fee of not more than 0.25% during the current fiscal year. Affiliates of the Adviser are waiving a portion of the shareholder service fees so that Other expenses are expected to be ___%. Net Fund operating expenses after these fee waivers are expected to be ___%. The voluntary portion of these fee waivers may be revised or discontinued at any time.

Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

..  you invest $10,000 for the periods shown
..  you reinvest all dividends and distributions in the Fund
..  you sell all your shares at the end of the periods shown
..  your investment has a 5% return each year
..  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

----------------------------------------------------------------------
                       1 year       3 years       5 years     10 years
----------------------------------------------------------------------
Preferred Shares       $_____       $______       $______     $_______
----------------------------------------------------------------------

Galaxy Tax-Exempt Reserves

The Fund's investment objective

The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with stability of principal.

The Fund's main investment strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from federal income tax (including the federal alternative minimum tax). Under normal conditions, the Fund will invest no more than 20% of its net assets in taxable obligations, such as money market instruments and repurchase agreements. The 80% requirement stated above can only be changed with the approval of the Fund's shareholders.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on certain municipal securities may be subject to the federal alternative minimum tax. Investments in such securities will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

The main risks of investing in the Fund

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

..  Interest rate risk - The yield paid by the Fund will vary with changes in short-term interest rates.
.. Credit risk - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.
.. Repurchase agreements - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

.. Pass-through certificates - The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments made by underlying municipal bonds or notes. Interest payments from these securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.
..  Share price - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
.. Selection of investments - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

How the Fund has performed

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

No performance information is presented for Preferred Shares of the Fund because they were not offered prior to the date of this prospectus. The returns shown below are for Reserve Shares of the Fund, which are offered in a separate prospectus. Reserve Shares and Preferred Shares should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses.

Year-by-year total returns - calendar years

The bar chart shows how the performance of Reserve Shares of the Fund has varied from year to year.

[bar chart goes here]

--------------------------------------------------------
1999         2000         2001         2002         2003
--------------------------------------------------------
2.23%        3.12%        1.79%        0.49%        ____%
--------------------------------------------------------

Best quarter:
____% for the quarter ended _______________

Worst quarter:
____% for the quarter ended _______________

Average annual total returns

The table shows the average annual total returns for Reserve Shares of the Fund for the periods ended December 31, 2003.

---------------------------------------------------------
                   1 year     5 years     Since inception
---------------------------------------------------------
Reserve Shares     _____%     _____%      ____% (9/22/98)
---------------------------------------------------------

To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

Fees and expenses of the Fund

The following table shows the fees and expenses you may pay when you buy and hold Preferred Shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)

------------------------------------------
Management fees                       0.40%/1/
------------------------------------------
Distribution (12b-1) fees             None
------------------------------------------
Other expenses                        ____%
------------------------------------------
Total Fund operating expenses         ____%
------------------------------------------
Management fee waiver                 0.20%/1/
------------------------------------------
Net Fund operating expenses           ____%/1/
------------------------------------------

/1/ The Adviser has agreed contractually to waive a portion of the Management fees for the period February 28, 2004 through February 27, 2005 so that such fees will not exceed 0.20% of the Fund's average daily net assets. The Adviser is voluntarily waiving an additional portion of the Management fees so that such fees are expected to be 0.10%. The Fund may pay shareholder service fees (which are included in Other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Preferred Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for shareholder administrative support services) but will limit such fees to an aggregate fee of not more than 0.25% during the current fiscal year. Affiliates of the Adviser are waiving a portion of the shareholder service fees so that Other expenses are expected to be ___%. Net Fund operating expenses after these fee waivers are expected to be ___%. The voluntary portion of these fee waivers may be revised or discontinued at any time.

Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

..    you invest $10,000 for the periods shown
..    you reinvest all dividends and distributions in the Fund
..    you sell all your shares at the end of the periods shown
..    your investment has a 5% return each year
..    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

----------------------------------------------------------------------
                       1 year       3 years       5 years     10 years
----------------------------------------------------------------------
Preferred Shares       $_____       $______       $______     $_______
----------------------------------------------------------------------

Additional information about risk

The main risks associated with an investment in each of the Funds have been described above. The following supplements that discussion.


Municipal securities

State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are issued to finance projects for private companies. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time. There are several types of municipal securities. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are usually revenue securities since they are typically payable by the private user of the facilities financed by the bonds.

Repurchase agreements

Repurchase agreements are transactions in which a fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the fund on a certain date and at a certain price.


Temporary defensive positions


Each Fund may temporarily hold up to 100% of its total assets in investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income) and, in the case of the Galaxy Tax-Exempt Reserves, short-term taxable investments, such as money market instruments and repurchase agreements, in excess of 20% of the Fund's net assets. This strategy could prevent a Fund from achieving its investment objective.


Other types of investments

This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI), which is referred to on the back cover of this prospectus.

Fund management

Adviser


The Adviser, a wholly-owned subsidiary of Columbia Management Group, Inc. ("Columbia") and an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1969 and has its main office at 100 Federal Street, Boston, Massachusetts 02110. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of December 31, 2003, the Adviser and its affiliates managed over $___ billion in assets.


The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains related records.


On April 1, 2003, several advisory subsidiaries of Columbia, including Fleet Investment Advisors Inc. ("FIA") and Colonial Management Associates, Inc. ("CMA"), merged into the Adviser. Prior to April 1, 2003, FIA served as the Funds' investment adviser and administrator and CMA served as the Funds' pricing and bookkeeping agent. As a result of the merger, the Adviser now serves as the Funds' adviser, administrator and pricing and bookkeeping agent.

Columbia Funds Distributor, Inc., an affiliate of the Adviser, serves as the Funds' distributor.


Allocation of orders for portfolio securities

The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser will allocate orders to such institutions only if they believe that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

Management fees


The management fees paid to the Adviser by the Institutional Money Market Fund, Institutional Government Money Market Fund and Institutional Treasury Money Market Fund during the fiscal year ended October 31, 2003 are set forth below.

---------------------------------------------------------------------
                                             Management fee as a % of
Fund                                            average net assets
---------------------------------------------------------------------
Institutional Money Market                             ____%
---------------------------------------------------------------------
Institutional Government Money Market                  ____%
---------------------------------------------------------------------
Institutional Treasury Money Market                    ____%
---------------------------------------------------------------------

The management fees paid to the Adviser by the Prime Reserves and Tax-Exempt Reserves during the fiscal period August 1, 2003 through October 31, 2003 and the fiscal year ended July 31, 2003 are set forth below.

-------------------------------------------------------------------------
Fund                          Management fee as a % of average net assets
-------------------------------------------------------------------------
                                 Period ended                Year ended
                               October 31, 2003*            July 31, 2003
-------------------------------------------------------------------------
Galaxy Prime Reserves                ___%                       .36%
-------------------------------------------------------------------------
Galaxy Tax-Exempt Reserves           ___%                       .40%
-------------------------------------------------------------------------

* The fiscal year end for the Prime Reserves and Tax-Exempt Reserves has been changed from July 31 to October 31.

How to invest in the Funds


Information on buying and selling Preferred Shares of the Funds is provided below. Each Fund offers two other classes of shares designated Institutional Shares (formerly designated Class I Shares) and Select Shares (formerly designated Class II Shares) and the Prime Reserves and Tax-Exempt Reserves also offer two additional classes of shares designated as Reserve Shares and Premier Shares. These other classes of shares are offered in separate prospectuses.


Buying and selling shares


The price per share when you buy or sell your shares is based on a Fund's net asset value (NAV). The NAV per share is the value of a Fund's assets attributable to Preferred Shares, minus the value of the Fund's liabilities attributable to Preferred Shares, divided by the number of Preferred Shares held by investors.

Preferred Shares of the Funds are available for purchase by qualified financial institutions that are purchasing shares of the Funds on behalf of their customers. A qualified financial institution is a financial institution, such as a bank, savings and loan association or broker-dealer, including a financial institution affiliated with the Adviser, that has entered into a sales agreement and servicing agreement with respect to Preferred Shares of the Funds.

In addition, former shareholders of the Pillar U.S. Treasury Securities Plus Money Market Fund (the Pillar Treasury Fund) who purchased their shares of the Pillar Treasury Fund directly from The Pillar Funds and who received Preferred Shares (formerly designated Class III Shares) of the Galaxy Institutional Treasury Money Market Fund in connection with the reorganization of The Pillar Funds into Galaxy may purchase additional Preferred Shares of the Galaxy Institutional Treasury Money Market Fund directly through Galaxy's transfer agent.

You can buy and sell Preferred Shares of the Funds on any business day. A business day is any day that the New York Stock Exchange, the Federal Reserve Bank of New York and the principal bond markets (as recommended by the Bond Market Association) are open. These entities are generally open every Monday through Friday, except national holidays. During certain emergency closings of the New York Stock Exchange, however, a Fund may open for business if it can maintain its operations. In this event, a Fund will determine its NAV per share at the times described below. To determine if a Fund is open for business on a day when there is an emergency closing of the New York Stock Exchange, please call Galaxy at 1-866-840-5469.


If your order to buy shares of a Fund is received and accepted by Galaxy's transfer agent by 4:00 p.m. (Eastern time) on a business day, the price you pay will be the NAV per share next determined (and you'll receive that day's dividend) if Galaxy's custodian receives the purchase price in immediately available funds by 5:00 p.m. (Eastern time) that day. If your order to buy shares of a Fund is received and accepted by Galaxy's transfer agent after 4:00 p.m. (Eastern time) on a business day, the price you pay will be the NAV per share next determined (and you'll begin receiving dividends the next day) if Galaxy's custodian receives the purchase price in immediately available funds by 5:00 p.m. (Eastern time) on the next business day. The price at which you sell shares of a Fund is the NAV per share next determined after receipt of your order.


NAV per share is determined at 4:00 p.m. (Eastern time) on each business day.


The Funds' assets are valued at amortized cost, which is approximately equal to market value.

How to buy shares

The minimum initial aggregate investment by a qualified financial institution purchasing shares on behalf of its customers is $2,000,000. There is no minimum investment requirement for additional purchases.


You can buy Preferred Shares by following the procedures established by your qualified financial institution. Your qualified financial institution is responsible for sending your order to Galaxy's transfer agent and wiring payment to Galaxy's custodian. The qualified financial institution holds the shares in your name and receives all confirmations of purchases and sales.


You are encouraged to place purchase orders as early in the day as possible and to provide Galaxy with advance notice of large purchases. All purchases must be paid for by federal funds wire, provided, however, that former shareholders of the Boston 1784 Funds may continue to send payments through the Automated Clearing House System (ACH).


Former shareholders of the Pillar Treasury Fund as described above may purchase additional Preferred Shares of the Galaxy Institutional Treasury Money Market Fund directly through Galaxy's transfer agent in any of the following ways:


Buying by mail
To make additional investments, send a check payable to the Galaxy Institutional Treasury Money Market Fund to:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

You must include with your check one of the following:

..  The detachable form that's included with your Galaxy statement or your confirmation of a prior transaction.
.. A letter stating the amount of your investment, the name of the Fund and your account number.

If your check is returned because of insufficient funds, Galaxy will cancel your order.

Buying by wire
To make an additional investment by wire, send U.S. funds through the Federal Reserve System to Fleet National Bank as agent for Galaxy's transfer agent. You should wire money and registration instructions to:

Fleet National Bank
100 Federal Street
Boston, MA 02110
ABA #0110-0013-8
DDA #79673-5702
Ref: The Galaxy Fund
(Account number)
(Account registration)

Your financial institution may charge you a fee for sending funds by wire.

How to sell shares

You can sell Preferred Shares by following the procedures established by your qualified financial institution. Your qualified financial institution is responsible for sending your order to Galaxy's transfer agent and crediting your account with the proceeds. Galaxy doesn't charge for wiring the proceeds but your qualified financial institution may do so. Contact your qualified financial institution for more information.

Former shareholders of the Pillar Treasury Fund as described above may sell Preferred Shares of the Galaxy Institutional Treasury Money Market Fund directly through Galaxy's transfer agent in any of the following ways:


Selling by mail
Send your request in writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

You must include the following:

..  The name of the Fund
..  The number of shares or dollar amount you want to sell
..  Your account number
..  Your Social Security number or tax identification number
.. The signatures of each registered owner of the account (the signatures must match the names on the account registration).

Additional documents may be required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians.

Selling by phone
You can sell shares by calling Galaxy's transfer agent at 1-866-840-5469 unless you tell Galaxy in writing that you don't want this privilege. If you have difficulty getting through to Galaxy because of unusual market conditions, consider selling your shares by mail or wire.

Selling by wire
Notify Galaxy's transfer agent by phone or wire that you wish to sell shares and have the sale proceeds wired to your account at any financial institution in the U.S. To be eligible to use this privilege, you must notify Galaxy in writing (with a signature guarantee). Your sale proceeds must be more that $1,000.

The sale proceeds must be paid to the same bank and account you named in your written instructions.

[Sidenote:]
Signature guarantees
When selling your shares by mail or by phone, you must have your signature guaranteed if:

.. you're selling shares worth more than $50,000, .. you want Galaxy to send your money to an address other than the address on your account, unless your money is transferred to a successor custodian, .. you want Galaxy to send your money to the address on your account that's changed within the last 30 days, or
..  you want Galaxy to make the check payable to someone else.

Your signature must be guaranteed by a bank that's a member of the FDIC, a trust company, a member firm of a national securities exchange or any other eligible institution. A notarized signature is not sufficient.

Other transaction policies

Galaxy may reject any order to buy shares by a particular purchaser (or group of related purchasers) that has a pattern of short-term or frequent trading or whose trading activity has been or may be disruptive to the management of a Fund.

Galaxy doesn't issue a certificate when you buy shares, but it does keep a record of shares issued to investors.

Galaxy may refuse your order to sell shares by wire or telephone if it believes it is advisable to do so. Galaxy may change or cancel the procedures for selling or exchanging shares by wire or telephone at any time.

If you sell your shares directly through Galaxy's transfer agent by telephone, you may be responsible for any fraudulent telephone orders as long as Galaxy has taken reasonable precautions to verify your identity, such as requesting information about the way in which your account is registered or about recent transactions in your account.

If you sell your shares through a qualified financial institution, sales proceeds are normally wired to your qualified financial institution on the next business day. If you sell your shares directly through Galaxy's transfer agent, sales proceeds are normally sent to you within three business days. In each case, Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.

Galaxy may ask for any information it might reasonably need to make sure that you've authorized a sale of shares.

Galaxy usually requires that a qualified financial institution maintain an average account balance of $2,000,000. If the balance in the account falls below $2,000,000, Galaxy may require the qualified financial institution to sell all shares in the account. Galaxy reserves the right to vary or waive the minimum investment requirement.

If you sell your shares directly through Galaxy's transfer agent, Galaxy may close your account after 60 days' written notice if the value of your account drops below $250 as a result of selling shares.

Shareholder service fees


Preferred Shares of the Funds can pay shareholder service fees at an annual rate of up to 0.50% of each Fund's Preferred Share assets (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for shareholder administrative support services) to qualified financial institutions who provide certain services to their customers who own Preferred Shares of the Funds. The Funds do not intend to pay more than 0.25% in shareholder service fees with respect to Preferred Shares during the current fiscal year.

Dividends, distributions and taxes


Each Fund declares dividends from net investment income daily and pays them monthly. Although the Funds do not expect to realize net long-term capital gains, any capital gains realized will be distributed at least annually. Distributions attributable to long-term capital gains will generally be taxable to you at long-term capital gain rates, regardless of how long you have held your shares. Distributions (other than exempt-interest dividends) attributable to short-term capital gains and ordinary income will generally be taxable to you as ordinary income. Dividends and distributions are paid in cash unless you indicate on the account application or in a letter to Galaxy that you want to have dividends and distributions reinvested in additional shares.

Each Fund except The Galaxy Tax-Exempt Reserves

Distributions by the Funds will generally be taxable to you for federal income tax purposes. The Funds expect that all, or substantially all, of their distributions will consist of ordinary income. You will be subject to federal income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held by an IRA (or other tax-qualified plan) will not be currently taxable.

Galaxy Tax-Exempt Reserves

Distributions by this Fund will generally consist of dividends derived from interest earned on exempt securities, and these "exempt-interest dividends" will be exempt income for you for federal income tax purposes. It is possible, depending upon the Fund's investments, that a portion of the Fund's distributions could be taxable to you as ordinary income or capital gains, but the Fund does not expect that this will be the case.

Interest on indebtedness incurred by you to purchase or carry shares of this Fund generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by the Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

All Funds

Taxable dividends paid to you in January may be taxable as if they had been paid the previous December. Each year you'll receive in the mail federal tax information on distributions paid by the Funds.

State and local taxes

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of a Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of a particular state or localities within a state.

Miscellaneous

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

How to reach Galaxy

Former shareholders of the Pillar Treasury Fund as described above under "How to invest in the Funds" can reach Galaxy in any of the following ways:

Galaxy shareholder services

Call Galaxy's transfer agent at 1-866-840-5469, Monday through Friday, 8 a.m. to 6 p.m. (Eastern time) for help from a Galaxy representative.

If you live outside the United States, you can contact Galaxy by calling 1-508-871-4121.

Financial highlights


The financial highlights tables on the following pages with respect to the Institutional Money Market Fund, Institutional Government Money Market Fund and Institutional Treasury Money Market Fund will help you understand the financial performance for Preferred Shares (formerly designated Class III Shares) of each Fund for the periods since Preferred Shares were first offered. The financial highlights tables for the Prime Reserves and Tax-Exempt Reserves are for Reserve Shares (which were the only class of shares offered by the Funds prior to the date of this prospectus) of these Funds for the period since each Fund began operations and are intended to provide you with a long-term perspective as to the Funds' financial history. Certain information reflects the financial performance of a single Preferred or Reserve Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Preferred or Reserve Shares of each Fund, assuming all dividends and distributions were reinvested. The information has been audited by ______________, independent auditors, whose reports, along with the Funds' financial statements, are included in the Funds' Annual Reports dated October 31, 2003, and [__________] the SAI. The Annual Reports and SAI are available free of charge upon request.

                     Galaxy Institutional Money Market Fund

                (For a share outstanding throughout each period)



                                                      Years ended October 31,            Period ended
                                                        2003         2002             October 31, 2001/1/
                                                    -----------------------------------------------------------
                                                                   Preferred
                                                                    Shares
                                                                 -------------
Net asset value, beginning of period.............                $        1.00   $       1.00
Income from investment operations:
   Net investment income/2/......................                         0.01           0.02
Less distributions:
   Distributions from net investment income......                        (0.01)         (0.02)
Net increase (decrease) in net asset value.......                           --             --
Net asset value, end of period...................                $        1.00   $       1.00
                                                                 =============   ============
Total return.....................................                         1.51%          2.43%/3/
Ratios/supplemental data:
   Net assets, end of period (000s)..............                $       4,748   $         52
Ratios to average net assets:
   Net investment income including
    reimbursement/waiver.........................                         1.53%          4.07%/4/
   Operating expenses including
    reimbursement/waiver.........................                         0.45%          0.49%/4/
   Operating expenses excluding
    reimbursement/waiver.........................                         0.54%          0.50%/4/


----------

<F1>

/1/ The Fund began offering Preferred Shares (formerly designated Class III Shares) on March 1, 2001.

<F2>

/2/ Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Preferred Shares for the years ended October 31, 2003 and 2002 and the period ended October 31, 2001 was $____, $0.01 and $0.02, respectively.

<F3>
/3/  Not annualized.
<F4>
/4/  Annualized.

                Galaxy Institutional Government Money Market Fund

                 (For a share outstanding throughout the period)



                                                       Period ended
                                                        October 31,
                                                           2003
                                                       ------------
Net asset value, beginning of period................
Income from investment operations:
   Net investment income/1/.........................
Less distributions:
   Distributions from net investment income.........
Net increase (decrease) in net asset value..........
Net asset value, end of period......................
Total return........................................
Ratios/supplemental data:
   Net assets, end of period (000s).................
Ratios to average net assets:
   Net investment income including
    reimbursement/waiver............................
   Operating expenses including
    reimbursement/waiver............................
   Operating expenses excluding
    reimbursement/waiver............................

                 Galaxy Institutional Treasury Money Market Fund

                (For a share outstanding throughout each period)



                                                      Years ended October 31,            Period ended
                                                        2003         2002             October 31, 2001/1/
                                                    -----------------------------------------------------------
                                                                   Preferred
                                                                    Shares
                                                                 -------------
Net asset value, beginning of period.............                $        1.00   $       1.00
Income from investment operations:
   Net investment income/2/......................                         0.01           0.02
Less distributions:
   Distributions from net investment income......                        (0.01)         (0.02)
Net increase (decrease) in net asset value.......                           --             --
Net asset value, end of period...................                $        1.00   $       1.00
                                                                 =============   ============
Total return.....................................                         1.47%          2.43%/3/
Ratios/supplemental data:
   Net assets, end of period (000s)..............                $      70,051   $     44,102
Ratios to average net assets:
   Net investment income including
    reimbursement/waiver.........................                         1.46%          4.24%/4/
   Operating expenses including
    reimbursement/waiver.........................                         0.50%          0.48%/4/
   Operating expenses excluding
    reimbursement/waiver.........................                         0.53%          0.53%/4/

----------

<F1>

/1/ The Fund began offering Preferred Shares (formerly designated Class III Shares) on March 1, 2001.

<F2>

/2/ Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Preferred Shares for the years ended October 31, 2003 and 2002 and the period ended October 31, 2001 was $____, $0.01 and $0.02, respectively.

<F3>
/3/  Not annualized.
<F4>
/4/  Annualized.

                              Galaxy Prime Reserves
                (For a share outstanding throughout each period)

                                           Period
                                          August 1,                                                                   Period
                                           2003 to                                                                     ended
                                         October 31,                       Years ended July 31,                       July 31,
                                            2003          2003             2002           2001           2000         1999/1/
                                         -----------  ------------     ------------   ------------   ------------   ------------
Net asset value, beginning of period...               $       1.00     $       1.00   $       1.00   $       1.00   $       1.00
Income from investment operations:
   Net investment income...............                         --/2/          0.01           0.05           0.05           0.04
Less distributions:
   Distributions from net investment
    income.............................                         --/2/         (0.01)         (0.05)         (0.05)         (0.04)
Net increase (decrease) in net asset
 value.................................                         --               --             --             --             --
Net asset value, end of period.........               $       1.00     $       1.00   $       1.00   $       1.00   $       1.00
                                                      ============     ============   ============   ============   ============
Total return...........................                       0.46%            1.42%          4.83%          5.09%          3.59%/3/
Ratios/supplemental data:
   Net assets, end of period (000's)...               $  3,879,789     $  4,488,637   $  5,123,427   $  4,330,068   $  4,250,399
Ratios to average net assets:
   Net investment income...............                       0.47%            1.44%          4.65%          4.98%          4.10%/4/
   Operating expenses..................                       1.03%            1.03%          0.98%          0.92%          0.96%/4/

----------

<F1>
/1/  The Fund commenced operations on September 22, 1998.
<F2>
/2/ Net investment income per share and distributions from net investment income were less than $0.005.
<F3>
/3/  Not annualized.
<F4>
/4/  Annualized.

                           Galaxy Tax-Exempt Reserves
                (For a share outstanding throughout each period)

                                           Period
                                          August 1,                                                                   Period
                                           2003 to                                                                    ended
                                         October 31,                       Years ended July 31,                       July 31,
                                            2003          2003             2002           2001           2000         1999/1/
                                         -----------  ------------     ------------   ------------   ------------   ------------
Net asset value, beginning of period...               $       1.00     $       1.00   $       1.00   $       1.00   $       1.00
Income from investment operations:
   Net investment income/2/............                         --/3/          0.01           0.03           0.03           0.02
Less distributions:
   Distributions from net investment
    income.............................                         --/3/         (0.01)         (0.03)         (0.03)         (0.02)
Net increase (decrease) in net asset
 value.................................                         --               --             --             --             --
Net asset value, end of period.........               $       1.00     $       1.00   $       1.00   $       1.00   $       1.00
                                                      ============     ============   ============   ============   ============
Total return...........................                       0.28%            0.76%          2.72%          2.77%          1.82%/4/
Ratios/supplemental data:
   Net assets, end of period (000's)...               $    162,895     $    177,913   $    223,983   $    169,133   $    177,840
Ratios to average net assets:
   Net investment income including
    reimbursement/waiver...............                       0.28%            0.77%          2.67%          2.72%          2.09%/5/
   Operating expenses including
    reimbursement/waiver...............                       1.03%            1.05%          1.01%          0.96%          0.99%/5/
   Operating expenses excluding
    voluntary reimbursement/waiver.....                       1.04%            1.05%          1.01%          0.96%          0.99%/5/

----------

<F1>
/1/  The Fund commenced operations on September 22, 1998.
<F2>
/2/ Net investment income per share before the voluntary reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for the period ended October 31, 2003, the years ended July 31, 2003, 2002, 2001, 2000 and the period ended July 31, 1999/(1)/ was
     $_______, $0.00/(3)/, $0.01, $0.03, $0.03 and $0.02 respectively.
<F3>
/3/ Net investment income per share and distributions from net investment income were less than $0.005.
<F4>
/4/  Not annualized.
<F5>
/5/  Annualized.

[Back Cover Page]

Where to find more information

You'll find more information about the Funds in the following documents:

Annual and semi-annual reports
Galaxy's annual and semi-annual reports contain more information about each Fund.

Statement of Additional Information (SAI)
The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by calling Galaxy at 1-866-840-5469 or by writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

If you buy your shares through a financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549-0102
1-202-942-8090

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.

Galaxy's Investment Company Act File No. is
811-4636.


PROGALINMM3 46543 (2/28/04) PKG50

[Front cover page]


Prospectus

February 28, 2004



The Galaxy Fund
Galaxy Money Market Portfolios



Galaxy Prime Reserves
Galaxy Tax-Exempt Reserves
Galaxy Government Reserves


Reserve Shares




Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                                   U.S.Clearing,
                                            a division of Fleet Securities, Inc.
                                                  Member New York Stock Exchange
                                                                     Member SIPC

Contents

Risk/return summary........................................................... 1

Introduction.................................................................. 1

Galaxy Prime Reserves......................................................... 2

Galaxy Tax-Exempt Reserves.................................................... 6

Galaxy Government Reserves................................................... 10


Additional information about risk............................................ 14

Investor guidelines.......................................................... 16

Fund management.............................................................. 17

How to invest in the Funds................................................... 19

   Buying and selling shares................................................. 19

   How to buy shares......................................................... 19

   How to sell shares........................................................ 20

   Other transaction policies................................................ 21

Distribution and shareholder service fees.................................... 21

Dividends, distributions and taxes........................................... 22

Financial highlights......................................................... 24

Risk/return summary

Introduction

THIS PROSPECTUS describes the Galaxy Prime Reserves, Galaxy Tax-Exempt Reserves and Galaxy Government Reserves (the "Funds"), three money market portfolios offered by The Galaxy Fund ("Galaxy"). The Funds invest primarily in short-term debt obligations, commonly known as money market instruments, that are determined by the Funds' investment adviser to carry very little risk. Money market instruments purchased by the Funds must meet strict requirements as to investment quality, maturity and diversification. The Funds generally don't invest in securities with remaining maturities of more than 397 days (subject to certain exceptions) and the dollar-weighted average maturity of all securities held by a particular Fund must be 90 days or less. Each Fund tries to maintain its share price at $1.00 to protect your investment from loss.


Prior to the date of this prospectus, the Funds offered only one class of shares, which have been redesignated as Reserve Shares. Reserve Shares of the Funds are offered to customers who maintain qualified accounts with brokerage firms that are clients of U.S. Clearing, a division of Fleet Securities, Inc. ("U.S. Clearing").


On the following pages, you'll find important information about each Fund including:

..    the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective
..    the main risks associated with an investment in the Fund
..    the Fund's past performance measured on both a year-by-year and long-term basis
..    the fees and expenses that you will pay as an investor in the Fund.

Which Fund is right for you?


Not all mutual funds are right for all investors. Your investment goals and tolerance for risk will determine which Fund is right for you. On page 16, you'll find a table which sets forth general guidelines to help you decide which of the Funds is best suited to you.


The Funds' investment adviser

Columbia Management Advisors, Inc., which is referred to in this prospectus as the Adviser, is the investment adviser for all of these Funds.

An investment in the Funds isn't a bank deposit and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Galaxy Prime Reserves

The Fund's investment objective

The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

The Fund's main investment strategies

The Fund invests primarily in high quality short-term debt obligations of U.S. issuers, including, but not limited to, commercial paper, asset-backed commercial paper, notes and bonds issued by U.S. corporations, obligations issued by the U.S. Treasury and by U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, taxable and tax-exempt municipal securities, obligations issued by U.S. banks and U.S. branches of foreign banks, such as certificates of deposit and time deposits, and repurchase agreements backed by such securities. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks and U.S. branches of foreign banks and in U.S. Government obligations, including U.S. Treasury obligations.


U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).


The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

The main risks of investing in the Fund

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

..    Interest rate risk - The yield paid by the Fund will vary with changes in short-term interest rates.

..    Credit risk - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. With respect to municipal securities, the ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.
..    U.S. Government obligations - Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.
..    Repurchase agreements - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.
..    Share price - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
..    Selection of investments - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

How the Fund has performed

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


Prior to the date of this prospectus, the Fund offered only one class of shares, which have been redesignated as Reserve Shares.


Year-by-year total returns - calendar years


The bar chart shows how the performance of Reserve Shares of the Fund has varied from year to year.


[bar chart goes here]


--------------------------------------------------------
1999         2000         2001         2002         2003
--------------------------------------------------------
4.33%        5.60%        3.27%        0.82%        ____%
--------------------------------------------------------


Best quarter:

____% for the quarter ended ____________


Worst quarter:

____% for the quarter ended ____________


Average annual total returns


The table shows the average annual total returns for Reserve Shares of the Fund for the periods ended December 31, 2003.

---------------------------------------------------------
                   1 year     5 years     Since inception
---------------------------------------------------------
Reserve Shares     _____%     ______%     ____% (9/22/98)
---------------------------------------------------------


To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

Fees and expenses of the Fund


There are no sales charges when you buy or sell Reserve Shares of the Fund. The following table shows the fees and expenses you may pay when you buy and hold Reserve Shares of the Fund. Fees charged by U.S. Clearing for services related to an investment in the Fund are in addition to and are not reflected in the fees and expenses in the following table. These fees will be deducted each month from your Fund account and will reduce your yield.


Annual Fund operating expenses (expenses deducted from the Fund's assets)


----------------------------------------------
Management fees                           0.36%/1/
----------------------------------------------
Distribution and service (12b-1) fees     0.80%/2/
----------------------------------------------
Other expenses                            ____%
----------------------------------------------
Total Fund operating expenses             ____%
----------------------------------------------
Less: Management fee waiver               0.16%/1/
----------------------------------------------
Net Fund operating expenses               ____%/1/
----------------------------------------------

/1/ The Adviser has agreed contractually to waive a portion of the Management fees for the period February 28, 2004 through February 27, 2005 so that such fees will not exceed 0.20% of the Fund's average daily net assets. The Adviser is voluntarily waiving an additional portion of the Management fees so that such fees are expected to be 0.10%. The voluntary portion of the fee waiver may be revised or discontinued at any time. Net Fund operating expenses after these fee waivers are expected to be _____%.

/2/ The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.00% of the Fund's average daily net assets attributable to Reserve Shares (comprised of up to 0.75% for distribution services and up to 0.25% for shareholder administrative support services) but will limit such fees to an aggregate fee of not more than 0.80% during the current fiscal year.

Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

..    you invest $10,000 for the periods shown
..    you reinvest all dividends and distributions in the Fund
..    you sell all your shares at the end of the periods shown
..    your investment has a 5% return each year
..    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


----------------------------------------------------------------------
                       1 year       3 years       5 years     10 years
----------------------------------------------------------------------
Reserve Shares         $_____       $______       $______     $_______
----------------------------------------------------------------------

Galaxy Tax-Exempt Reserves

The Fund's investment objective

The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with stability of principal.

The Fund's main investment strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from federal income tax (including the federal alternative minimum tax). Under normal conditions, the Fund will invest no more than 20% of its net assets in taxable obligations, such as money market instruments and repurchase agreements. The 80% requirement stated above can only be changed with the approval of the Fund's shareholders.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on certain municipal securities may be subject to the federal alternative minimum tax. Investments in such securities will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

The main risks of investing in the Fund

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

..    Interest rate risk - The yield paid by the Fund will vary with changes in short-term interest rates.
..    Credit risk - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

..    Repurchase agreements - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.
..    Pass-through certificates - The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments made by underlying municipal bonds or notes. Interest payments from these securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.
..    Share price - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
..    Selection of investments - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

How the Fund has performed

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


Prior to the date of this prospectus, the Fund offered only one class of shares, which have been redesignated as Reserve Shares.


Year-by-year total returns - calendar years


The bar chart shows how the performance of Reserve Shares of the Fund has varied from year to year.


[bar chart goes here]


--------------------------------------------------------
1999         2000         2001         2002         2003
--------------------------------------------------------
2.23%        3.12%        1.79%        0.49%        ____%
--------------------------------------------------------


Best quarter:

____% for the quarter ended  ___________


Worst quarter:

____% for the quarter ended  ___________

Average annual total returns


The table shows the average annual total returns for Reserve Shares of the Fund for the periods ended December 31, 2003.

---------------------------------------------------------
                   1 year     5 years     Since inception
---------------------------------------------------------
Reserve Shares     _____%     ______%     ____% (9/22/98)
---------------------------------------------------------


To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

Fees and expenses of the Fund


There are no sales charges when you buy or sell Reserve Shares of the Fund. The following table shows the fees and expenses you may pay when you buy and hold Reserve Shares of the Fund. Fees charged by U.S. Clearing for services related to an investment in the Fund are in addition to and are not reflected in the fees and expenses in the following table. These fees will be deducted each month from your Fund account and will reduce your yield.


Annual Fund operating expenses (expenses deducted from the Fund's assets)


----------------------------------------------
Management fees                           0.40%/1/
----------------------------------------------
Distribution and service (12b-1) fees     0.80%/2/
----------------------------------------------
Other expenses                            ____%
----------------------------------------------
Total Fund operating expenses             ____%
----------------------------------------------
Less: Management fee waiver               0.20%/1/
----------------------------------------------
Net Fund operating expenses               ____%/1/
----------------------------------------------

/1/ The Adviser has agreed contractually to waive a portion of the Management fees for the period February 28, 2004 through February 27, 2005 so that such fees will not exceed 0.20% of the Fund's average daily net assets. The Adviser is voluntarily waiving an additional portion of the Management fees so that such fees are expected to be 0.10%. The voluntary portion of the fee waiver may be revised or discontinued at any time. Net Fund operating expenses after these fee waivers are expected to be _____%.

/2/ The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.00% of the Fund's average daily net assets attributable to Reserve Shares (comprised of up to 0.75% for distribution services and up to 0.25% for shareholder administrative support services) but will limit such fees to an aggregate fee of not more than 0.80% during the current fiscal year.

Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

..    you invest $10,000 for the periods shown
..    you reinvest all dividends and distributions in the Fund
..    you sell all your shares at the end of the periods shown
..    your investment has a 5% return each year
..    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


----------------------------------------------------------------------
                       1 year       3 years       5 years     10 years
----------------------------------------------------------------------
Reserve Shares         $_____       $______       $______     $_______
----------------------------------------------------------------------

Galaxy Government Reserves

The Fund's investment objective

The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

The Fund's main investment strategies

The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises, and repurchase agreements backed by these obligations.


U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).


Shareholders will be given at least 60 days' notice before any change is made to the 80% requirement stated above.

The main risks of investing in the Fund

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

..    Interest rate risk - The yield paid by the Fund will vary with changes in short-term interest rates.
..    Credit risk - Although credit risk is very low because the Fund only invests in U.S. Government securities and repurchase agreements backed by such securities, if an issuer fails to pay interest or repay principal, the value of your investment could decline.
..    U.S. Government obligations - Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

..    Repurchase agreements - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.
..    Share price - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
..    Selection of investments - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

How the Fund has performed

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


Prior to the date of this prospectus, the Fund offered only one class of shares, which have been redesignated as Reserve Shares.


Year-by-year total returns - calendar years


The bar chart shows how the performance of Reserve Shares of the Fund has varied from year to year.


[bar chart goes here]


--------------------------------------------------------
1999         2000         2001         2002         2003
--------------------------------------------------------
4.19%        5.47%        3.21%        0.78%        ____%
--------------------------------------------------------


Best quarter:

____% for the quarter ended  _________


Worst quarter:

____% for the quarter ended  _________


Average annual total returns


The table shows the average annual total returns for Reserve Shares of the Fund for the periods ended December 31, 2003.

---------------------------------------------------------
                   1 year     5 years     Since inception
---------------------------------------------------------
Reserve Shares     _____%     ______%     ____% (9/22/98)
---------------------------------------------------------

To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

Fees and expenses of the Fund


There are no sales charges when you buy or sell Reserve Shares of the Fund. The following table shows the fees and expenses you may pay when you buy and hold Reserve Shares of the Fund. Fees charged by U.S. Clearing for services related to an investment in the Fund are in addition to and are not reflected in the fees and expenses in the following table. These fees will be deducted each month from your Fund account and will reduce your yield.


Annual Fund operating expenses (expenses deducted from the Fund's assets)


----------------------------------------------
Management fees                           0.40%/1/
----------------------------------------------
Distribution and service (12b-1) fees     0.80%/2/
----------------------------------------------
Other expenses                            ____%
----------------------------------------------
Total Fund operating expenses             ____%
----------------------------------------------
Less: Management fee waiver               0.20%/1/
----------------------------------------------
Net Fund operating expenses               ____%/1/
----------------------------------------------

/1/ The Adviser has agreed contractually to waive a portion of the Management fees for the period February 28, 2004 through February 27, 2005 so that such fees will not exceed 0.20% of the Fund's average daily net assets. The Adviser is voluntarily waiving an additional portion of the Management fees so that such fees are expected to be 0.10%. The voluntary portion of the fee waiver may be revised or discontinued at any time. Net Fund operating expenses after these fee waivers are expected to be _____%.

/2/ The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.00% of the Fund's average daily net assets attributable to Reserve Shares (comprised of up to 0.75% for distribution services and up to 0.25% for shareholder administrative support services) but will limit such fees to an aggregate fee of not more than 0.80% during the current fiscal year.


Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

..    you invest $10,000 for the periods shown
..    you reinvest all dividends and distributions in the Fund

..    you sell all your shares at the end of the periods shown
..    your investment has a 5% return each year
..    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


----------------------------------------------------------------------
                       1 year       3 years       5 years     10 years
----------------------------------------------------------------------
Reserve Shares         $_____       $______       $______     $_______
----------------------------------------------------------------------

Additional information about risk

The main risks associated with an investment in each of the Funds have been described above. The following supplements that discussion.

Municipal securities

State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are issued to finance projects for private companies. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time. There are several types of municipal securities. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are usually revenue securities since they are typically payable by the private user of the facilities financed by the bonds.

Repurchase agreements

Repurchase agreements are transactions in which a fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the fund on a certain date and at a certain price.

Temporary defensive positions


Each Fund may temporarily hold up to 100% of its total assets in investments that aren't part of its main investment strategy during unfavorable market conditions. These investments may include cash (which will not earn any income) and, in the case of the Galaxy Tax-Exempt Reserves, short-term taxable investments, such as money market instruments and repurchase agreements, in excess of 20% of the Fund's net assets. This strategy could prevent a Fund from achieving its investment objective.


In addition, the Government Reserves may deviate temporarily from the 80% requirement described above as to investments in U.S. Government obligations in limited, appropriate circumstances, such as unusually large cash inflows or redemptions or the temporary unavailability of a sufficient supply of such obligations.

Other types of investments

This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI) which is referred to on the back cover of this prospectus.

Investor guidelines

The table below provides information as to which type of investor might want to invest in each of the Funds. It's meant as a general guide only. Tax-exempt funds are generally not appropriate investments for tax-deferred retirement accounts, such as IRAs, because their returns before taxes are generally lower than those of taxable funds. Consult your Account Executive for help in deciding which Fund is right for you.

-------------------------------------------------------------------------------
Galaxy Fund                             For investors who want...
-------------------------------------------------------------------------------
Galaxy Prime Reserves                   .  a flexible and convenient way to
                                           manage cash while earning money
                                           market returns
-------------------------------------------------------------------------------
Galaxy Tax-Exempt Reserves              .  a way to earn money market returns
                                           that are free from federal income
                                           tax
-------------------------------------------------------------------------------
Galaxy Government Reserves              .  a way to earn money market returns
                                           with the extra margin of safety
                                           associated with U.S. Government
                                           obligations
-------------------------------------------------------------------------------

Tax-equivalent yield
One way to understand the tax advantages of a tax-exempt fund is to compare its after-tax return to that of a taxable investment. For example, suppose you are in the 35% federal income tax bracket. If you earn 10% on a taxable fund, the fund's return after federal income taxes will be 6.5%. If you earn 6.5% on a tax-exempt fund, your after-tax return is also 6.5% because you pay no federal income taxes on the tax-exempt fund's returns. So, you are better off if you can earn more than 6.5% on a tax-exempt fund than if you earn a 10% return on a taxable fund before paying federal income taxes. However, the lower your federal income tax bracket, the less likely it is that you will enjoy a higher after-tax return from a tax-exempt fund than from a taxable fund.

Fund management

Adviser


The Adviser, a wholly-owned subsidiary of Columbia Management Group, Inc. ("Columbia") and an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1969 and has its main office at 100 Federal Street, Boston, Massachusetts 02110. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of December 31, 2003, the Adviser and its affiliates managed over $ ___ billion in assets.


The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities, and maintains related records.

On April 1, 2003, several advisory subsidiaries of Columbia, including Fleet Investment Advisors Inc. ("FIA") and Colonial Management Associates, Inc. ("CMA"), merged into the Adviser. Prior to April 1, 2003, FIA served as the Funds' investment adviser and administrator and CMA served as the Funds' pricing and bookkeeping agent. As a result of the merger, the Adviser now serves as the Funds' adviser, administrator and pricing and bookkeeping agent.

Columbia Funds Distributor, Inc., an affiliate of the Adviser, serves as the Funds' distributor.

Allocation of orders for portfolio securities

The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser will allocate orders to such institutions only if it believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

Management fees


The management fees paid to the Adviser by the Funds during the fiscal period August 1, 2003 through October 31, 2003 and the fiscal year ended July 31, 2003 are set forth below.

----------------------------------------------------------------------------
Fund                          Management fee as a % of average net assets
                             -----------------------------------------------
                             Period ended October 31,    Year ended July 31,
                                      2003/*/                   2003
----------------------------------------------------------------------------
Galaxy Prime Reserves                 ____%                     .36%
----------------------------------------------------------------------------
Galaxy Tax-Exempt Reserves            ____%                     .40%
----------------------------------------------------------------------------
Galaxy Government Reserves            ____%                     .40%
----------------------------------------------------------------------------

/*/  The fiscal year end for each Fund has been changed from July 31 to October
     31.

How to invest in the Funds


Information on how to buy and sell Reserve Shares of the Funds is provided below. Each Fund also offers a separate class of shares designated as Premier Shares and the Prime Reserves and Tax-Exempt Reserves also offer three additional classes of shares designated as Institutional Shares, Select Shares and Preferred Shares. These other classes of shares are offered in separate prospectuses.


Buying and selling shares


The price per share when you buy or sell shares is based on the net asset value per share (NAV). The NAV per share is the value of a Fund's assets attributable to Reserve Shares, minus the value of the Fund's liabilities attributable to Reserve Shares, divided by the number of Reserve Shares held by investors.



You can buy and sell Reserve Shares of the Funds on any business day. A business day is any day that the New York Stock Exchange, Galaxy's distributor, Galaxy's custodian and U.S. Clearing are open for business.


If your order to buy shares is received and accepted by Galaxy's distributor before 4:00 p.m. (Eastern time) on a business day, the price you pay will be the NAV next determined (and you'll begin receiving dividends on the day of purchase) if Galaxy's custodian receives the purchase price in immediately available funds by 4:00 p.m. (Eastern time) on the day of your order. The price at which you sell shares is the NAV next determined after receipt of your order in proper form as described below. Shares do not earn dividends on the day a redemption order is effected.

NAV is determined on each business day as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) that day.

The Funds' assets are valued at amortized cost, which is approximately equal to market value.

How to buy shares


Reserve Shares of the Funds are offered to customers who maintain qualified accounts with brokerage firms that are clients of U.S. Clearing.

Opening a Fund account
Contact your Account Executive to open a Fund account. Account balances will appear on your monthly statement.

Minimum investment amounts
There is no minimum initial investment to open a Fund account. The minimum for additional investments in an existing Fund account is $100.

Additional investments
You can make additional investments to an existing Fund account using either of the methods described below:

By check
Mail or deliver your check payable to U.S. Clearing to your Account Executive who will deposit it into the Fund(s). Please identify the appropriate Fund(s) and indicate your brokerage account number on your check or draft.

By sweep
U.S. Clearing has available an automatic "sweep" for customers in the Funds. If you request the sweep arrangement, all cash balances are moved into one of the Funds on a daily basis by U.S. Clearing on your behalf. Sales proceeds in total from trades will be swept into the designated Fund on settlement date.

U.S. Clearing is responsible for sending your order to Galaxy's distributor and for wiring payment to Galaxy's custodian. U.S. Clearing will usually hold your shares of record in its name and receive all confirmations of purchases and sales. Your ownership of the shares will be recorded by U.S. Clearing and reflected in the account statements provided to you.

How to sell shares

You can sell your Fund shares by using any of the methods described below:

By contacting your Account Executive
Instruct your Account Executive to order a withdrawal from your Fund and issue a check payable to you.

By sweep
U.S. Clearing's automatic "sweep" moves money automatically from your Fund for use by your brokerage account to cover security purchases or other charges to your account.

By checkwriting
This service enables you to write checks made payable to anyone. Checks cannot be written for more than the principal balance (not including any accrued dividends) in your Fund. To initiate this service, you must fill out a signature card which can be obtained from your Account Executive. There is no separate charge for the checkwriting service and your checks are provided free of charge. You will continue to receive the daily dividends declared on Fund shares to be sold until the day that the check is presented for payment.

U.S. Clearing is responsible for sending your order to Galaxy's distributor and for crediting your account with the proceeds. Galaxy doesn't charge a fee for wiring sale proceeds to U.S. Clearing, but U.S. Clearing may charge your account for services in connection with the sale of Fund shares. Contact your Account Executive for more information.

Other transaction policies

Galaxy may refuse any order to buy shares. Galaxy doesn't issue a certificate when you buy shares but it does keep a record of shares issued to investors.

Payment for shares of a Fund in the amount of $1,000,000 or more may be made, at the discretion of the Fund, in the form of securities that are permissible investments for the Fund. See the SAI or contact your Account Executive for more information.

Galaxy normally pays you cash when you sell your shares, but it has the right to deliver securities owned by a Fund instead of cash. When you sell these securities, you'll pay brokerage charges.

Sales proceeds are normally sent to U.S. Clearing within three business days but Galaxy reserves the right to send sales proceeds within seven business days if sending proceeds earlier could adversely affect a Fund.

Galaxy reserves the right to vary or waive any minimum investment requirement.

Distribution and shareholder service fees


Galaxy has adopted a plan under Rule 12b-1 that allows each Fund to pay fees for selling and distributing Reserve Shares and for services provided to shareholders. Reserve Shares of the Funds can pay distribution and shareholder service (12b-1) fees at an annual rate of up to 1.00% of each Fund's average daily net assets attributable to Reserve Shares (comprised of up to 0.75% for distribution services and up to 0.25% for shareholder administrative support services). The Funds do not intend to pay more than 0.80% in distribution and shareholder service (12b-1) fees with respect to Reserve Shares during the current fiscal year. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost more than paying other sales charges.

Dividends, distributions and taxes

Each Fund declares and pays dividends from net investment income daily. Although the Funds do not expect to realize net long-term capital gains, any capital gains realized will be distributed no less frequently than annually. Distributions attributable to long-term capital gains will generally be taxable to you at long-term capital gain rates, regardless of how long you have held your shares. Distributions (other than exempt-interest dividends) attributable to short-term capital gains and ordinary income will generally be taxable to you as ordinary income. Dividends and distributions will be reinvested in additional shares of a Fund. The crediting and payment of dividends to your account will be in accordance with the procedures governing your account at your brokerage firm.

Galaxy Prime Reserves and Galaxy Government Reserves

Distributions by these Funds will generally be taxable to you. Each of these Funds expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions. The one major exception to these tax principles is that distributions on shares held by an IRA (or other tax-qualified plan) will not be currently taxable.

Galaxy Tax-Exempt Reserves

Distributions by this Fund will generally consist of dividends derived from interest earned on exempt securities, and these "exempt-interest dividends" will be exempt income for you for federal income tax purposes. It is possible, depending upon the Fund's investments, that a portion of the Fund's distributions could be taxable to you as ordinary income or capital gains, but the Fund does not expect that this will be the case.

Interest on indebtedness incurred by you to purchase or carry shares of this Fund generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by the Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

All Funds

Taxable dividends paid in January may be taxable as if they had been paid the previous December. Each year you'll receive in the mail federal tax information on distributions paid by the Funds.

Other state and local tax matters

Generally, you may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of a particular state, or localities within a state.


Miscellaneous


The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Financial highlights


The financial highlights tables shown below will help you understand the financial performance for Reserve Shares of the Funds for the period August 1, 2003 to October 31, 2003, the fiscal years ended July 31, 2003, 2002, 2001 and 2000 and the period September 22, 1998 (when each Fund began operations) through July 31, 1999. Certain information reflects the financial performance of a single Reserve Share. The total returns in the tables represent the rate that an investor would have earned on an investment in Reserve Shares of each Fund, assuming all dividends and distributions were reinvested. This information has been audited by [___________], independent auditors, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report and are [_________] into the SAI. The Annual Report and SAI are available free of charge upon request.


                              Galaxy Prime Reserves
                (For a share outstanding throughout each period)


                                                 Period
                                                August 1,                                                              Period
                                                 2003 to                                                                ended
                                               October 31,                     Years ended July 31,                   July  31,
                                                  2003          2003             2002         2001         2000        1999/1/
                                               -----------   -----------     -----------  -----------   -----------  -----------
Net asset value, beginning of period.........  $  ________   $      1.00     $      1.00  $      1.00   $      1.00  $      1.00
Income from investment operations:
   Net investment income ....................     ________            --/2/         0.01         0.05          0.05         0.04
Less distributions:
   Distributions from net investment income..     ________            --/2/        (0.01)       (0.05)        (0.05)       (0.04)
Net increase (decrease) in net asset value ..     ________            --              --           --            --           --
Net asset value, end of period...............  $  ________   $      1.00     $      1.00  $      1.00   $      1.00  $      1.00
                                               ===========   ===========     ===========  ===========   ===========  ===========
Total return.................................     ________%         0.46%           1.42%        4.83%         5.09%        3.59%/3/
Ratios/supplemental data:
   Net assets, end of period (000's).........  $  ________   $ 3,879,789     $ 4,488,637  $ 5,123,427   $ 4,330,068  $ 4,250,399
Ratios to average net assets:
   Net investment income ....................     ________%         0.47%           1.44%        4.65%         4.98%        4.10%/4/
   Operating expenses........................     ________%         1.03%           1.03%        0.98%         0.92%        0.96%/4/

<F1>
/1/  The Fund commenced operations on September 22, 1998.
<F2>
/2/ Net investment income per share and distributions from net investment income were less than $0.005.
<F3>
/3/  Not annualized.
<F4>
/4/  Annualized.

                           Galaxy Tax-Exempt Reserves
                (For a share outstanding throughout each period)


                                                 Period
                                                August 1,                                                              Period
                                                 2003 to                                                                ended
                                               October 31,                     Years ended July 31,                   July  31,
                                                  2003          2003             2002         2001         2000        1999/1/
                                               -----------   -----------     -----------  -----------   -----------  -----------
Net asset value, beginning of period.........  $  ________   $      1.00     $      1.00  $      1.00   $      1.00  $      1.00
Income from investment operations:
   Net investment income/2/..................     ________            --/3/         0.01         0.03          0.03         0.02
Less distributions:
   Distributions from net investment income..     ________            --/3/        (0.01)       (0.03)        (0.03)       (0.02)
Net increase (decrease) in net asset value...     ________            --              --           --            --           --
Net asset value, end of period                 $  ________   $      1.00     $      1.00  $      1.00   $      1.00  $      1.00
                                               ===========   ===========     ===========  ===========   ===========  ===========
Total return.................................     ________%         0.28%           0.76%        2.72%         2.77%        1.82%/4/
Ratios/supplemental data:
   Net assets, end of period (000's).........  $  ________   $   162,895     $   177,913  $   223,983   $   169,133  $   177,840
Ratios to average net assets:
   Net investment income including
    reimbursement/waiver.....................     ________%         0.28%           0.77%        2.67%         2.72%        2.09%/5/
   Operating expenses including
    reimbursement/waiver.....................     ________%         1.03%           1.05%        1.01%         0.96%        0.99%/5/
   Operating expenses excluding voluntary
    reimbursement/waiver.....................     ________%         1.04%           1.05%        1.01%         0.96%        0.99%/5/

<F1>
/1/  The Fund commenced operations on September 22, 1998.
<F2>

/2/ Net investment income per share before the voluntary reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for the period August 1, 2003 to October 31, 2003, years ended July 31, 2003, 2002, 2001, 2000 and the period ended July 31, 1999/(1)/ was $____, $0.00/(3)/, $0.01, $0.03, $0.03 and $0.02
     respectively.

<F3>
/3/ Net investment income per share and distributions from net investment income were less than $0.005.
<F4>
/4/  Not annualized.
<F5>
/5/  Annualized.

                           Galaxy Government Reserves
                (For a share outstanding throughout each period)


                                                 Period
                                                August 1,                                                              Period
                                                 2003 to                                                                ended
                                               October 31,                     Years ended July 31,                   July  31,
                                                  2003          2003             2002         2001         2000        1999/1/
                                               -----------   -----------     -----------  -----------   -----------  -----------
Net asset value, beginning of period.........  $  ________   $      1.00     $      1.00  $      1.00   $      1.00  $      1.00
Income from investment operations:
   Net investment income.....................     ________            --/2/         0.01         0.05          0.05         0.03
Less distributions:
   Distributions from net investment income..     ________            --/2/        (0.01)       (0.05)        (0.05)       (0.03)
Net increase (decrease) in net asset value...     ________            --              --           --            --           --
Net asset value, end of period...............  $  ________   $      1.00     $      1.00  $      1.00   $      1.00  $      1.00
                                               ===========   ===========     ===========  ===========   ===========  ===========
Total return.................................     ________%         0.41%           1.33%        4.78%         4.94%        3.49%/3/
Ratios/supplemental data:
   Net assets, end of period (000's).........  $  ________   $   210,085     $   239,342  $   261,991   $   165,278  $   156,853
Ratios to average net assets:
   Net investment income.....................     ________%         0.42%           1.36%        4.58%         4.84%        4.00%/4/
   Operating expenses........................     ________%         1.04%           1.05%        1.01%         0.95%        0.99%/4/

<F1>
/1/  The Fund commenced operations on September 22, 1998.
<F2>
/2/ Net investment income per share and distributions from net investment income were less than $0.005.
<F3>
/3/  Not annualized.
<F4>
/4/  Annualized.

[Back Cover Page]

Where to find more information

You'll find more information about the Funds in the following documents:

Annual and semi-annual reports
Galaxy's annual and semi-annual reports contain more information about each Fund.

Statement of Additional Information (SAI)
The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting your Account Executive, by calling Galaxy at 1-866-840-5469 or by writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549-0102
1-202-942-8090.

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.

Galaxy's Investment Company Act File No. is 811-4636.


__________ 2-04

[Front cover page]


Prospectus


February 28, 2004



The Galaxy Fund
Galaxy Money Market Portfolios


Galaxy Prime Reserves
Galaxy Tax-Exempt Reserves
Galaxy Government Reserves


Reserve Shares



Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                                                                  Quick & Reilly
                                                 A FleetBoston Financial Company

Contents


Risk/return summary........................................................... 1

Introduction.................................................................. 1

Galaxy Prime Reserves......................................................... 2

Galaxy Tax-Exempt Reserves.................................................... 6

Galaxy Government Reserves................................................... 10


Additional information about risk............................................ 14

Investor guidelines.......................................................... 16

Fund management.............................................................. 17

How to invest in the Funds................................................... 19

   Buying and selling shares................................................. 19

   How to buy shares......................................................... 19

   How to sell shares........................................................ 20

   Other transaction policies................................................ 21

Distribution and shareholder service fees.................................... 21

Dividends, distributions and taxes........................................... 22

Financial highlights......................................................... 24

Risk/return summary
Introduction
THIS PROSPECTUS describes the Galaxy Prime Reserves, Galaxy Tax-Exempt Reserves and Galaxy Government Reserves (the "Funds"), three money market portfolios offered by The Galaxy Fund ("Galaxy"). The Funds invest primarily in short-term debt obligations, commonly known as money market instruments, that are determined by the Funds' investment adviser to carry very little risk. Money market instruments purchased by the Funds must meet strict requirements as to investment quality, maturity and diversification. The Funds generally don't invest in securities with remaining maturities of more than 397 days (subject to certain exceptions) and the dollar-weighted average maturity of all securities held by a particular Fund must be 90 days or less. Each Fund tries to maintain its share price at $1.00 to protect your investment from loss.


Prior to the date of this prospectus, the Funds offered only one class of shares, which have been redesignated as Reserve Shares. Reserve Shares of the Funds are offered to customers of Quick & Reilly, Inc. ("Quick & Reilly"), an affiliate of the Funds' investment adviser, who maintain a Quick Asset(R) account with Quick & Reilly.


On the following pages, you'll find important information about each Fund including:

..    the Fund's investment objective (sometimes called the Fund's goal)
     and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective
..    the main risks associated with an investment in the Fund
..    the Fund's past performance measured on both a year-by-year and long-term basis
..    the fees and expenses that you will pay as an investor in the Fund.

Which Fund is right for you?


Not all mutual funds are right for all investors. Your investment goals and tolerance for risk will determine which Fund is right for you. On page 16, you'll find a table which sets forth general guidelines to help you decide which of the Funds is best suited to you.


The Funds' investment adviser

Columbia Management Advisors, Inc., which is referred to in this prospectus as the Adviser, is the investment adviser for all of these Funds.

An investment in the Funds isn't a bank deposit and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Galaxy Prime Reserves

The Fund's investment objective

The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

The Fund's main investment strategies

The Fund invests primarily in high quality short-term debt obligations of U.S. issuers, including, but not limited to, commercial paper, asset-backed commercial paper, notes and bonds issued by U.S. corporations, obligations issued by the U.S. Treasury and by U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, taxable and tax-exempt municipal securities, obligations issued by U.S. banks and U.S. branches of foreign banks, such as certificates of deposit and time deposits, and repurchase agreements backed by such securities. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks and U.S. branches of foreign banks and in U.S. Government obligations, including U.S. Treasury obligations.


U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).


The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

The main risks of investing in the Fund

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

..    Interest rate risk - The yield paid by the Fund will vary with changes in short-term interest rates.

..    Credit risk - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. With respect to municipal securities, the ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.
..    U.S. Government obligations - Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.
..    Repurchase agreements - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.
..    Share price - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
..    Selection of investments - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

How the Fund has performed

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


Prior to the date of this prospectus, the Fund offered only one class of shares, which have been redesignated as Reserve Shares.


Year-by-year total returns - calendar years


The bar chart shows how the performance of Reserve Shares of the Fund has varied from year to year.


[bar chart goes here]


--------------------------------------------------------
1999         2000         2001         2002         2003
--------------------------------------------------------
4.33%        5.60%        3.27%        0.82%        ____%
--------------------------------------------------------


Best quarter:

____% for the quarter ended ___________


Worst quarter:

____% for the quarter ended ________


Average annual total returns


The table shows the average annual total returns for Reserve Shares of the Fund for the periods ended December 31, 2003.



---------------------------------------------------------
                   1 year     5 years     Since inception
---------------------------------------------------------
Reserve Shares     _____%     ______%     ____% (9/22/98)
---------------------------------------------------------


To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

Fees and expenses of the Fund


There are no sales charges when you buy or sell Reserve Shares of the Fund. The following table shows the fees and expenses you may pay when you buy and hold Reserve Shares of the Fund. Fees charged by Quick & Reilly for services related to an investment in the Fund are in addition to and are not reflected in the fees and expenses in the following table. These fees will be deducted each month from your Fund account and will reduce your yield.


Annual Fund operating expenses (expenses deducted from the Fund's assets)


----------------------------------------------
Management fees                           0.36%/1/
----------------------------------------------
Distribution and service (12b-1)fees      0.80%/2/
----------------------------------------------
Other expenses                            ____%
----------------------------------------------
Total Fund operating expenses             ____%
----------------------------------------------
Less: Management fee waiver               0.16%/1/
----------------------------------------------
Net Fund operating expenses               ____%/1/
----------------------------------------------



/1/ The Adviser has agreed contractually to waive a portion of the Management fees for the period February 28, 2004 through February 27, 2005 so that such fees will not exceed 0.20% of the Fund's average daily net assets. The Adviser is voluntarily waiving an additional portion of the Management fees so that such fees are expected to be 0.10%. The voluntary portion of the fee waiver may be revised or discontinued at any time. Net Fund operating expenses after these fee waivers are expected to be _____%.



/2/ The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.00% of the Fund's average daily net assets attributable to Reserve Shares (comprised of up to 0.75% for distribution services and up to 0.25% for shareholder administrative support services) but will limit such fees to an aggregate fee of not more than 0.80% during the current fiscal year.

Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

..    you invest $10,000 for the periods shown
..    you reinvest all dividends and distributions in the Fund
..    you sell all your shares at the end of the periods shown
..    your investment has a 5% return each year
..    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


----------------------------------------------------------------------
                       1 year       3 years       5 years     10 years
----------------------------------------------------------------------
Reserve Shares         $_____       $______       $______     $_______
----------------------------------------------------------------------

Galaxy Tax-Exempt Reserves

The Fund's investment objective

The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with stability of principal.

The Fund's main investment strategies


Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from federal income tax (including the federal alternative minimum tax). Under normal conditions, the Fund will invest no more than 20% of its net assets in taxable obligations, such as money market instruments and repurchase agreements. The 80% requirement stated above can only be changed with the approval of the Fund's shareholders.


Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on certain municipal securities may be subject to the federal alternative minimum tax. Investments in such securities will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

The main risks of investing in the Fund

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

..    Interest rate risk - The yield paid by the Fund will vary with changes in short-term interest rates.
..    Credit risk - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

..    Repurchase agreements - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.
..    Pass-through certificates - The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments made by underlying municipal bonds or notes. Interest payments from these securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.
..    Share price - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
..    Selection of investments - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

How the Fund has performed

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


Prior to the date of this prospectus, the Fund offered only one class of shares, which have been redesignated as Reserve Shares.


Year-by-year total returns - calendar years


The bar chart shows how the performance of Reserve Shares of the Fund has varied from year to year.


[bar chart goes here]


--------------------------------------------------------
1999         2000         2001         2002         2003
--------------------------------------------------------
2.23%        3.12%        1.79%        0.49%        ____%
--------------------------------------------------------


Best quarter:

____% for the quarter ended ___________


Worst quarter:

____% for the quarter ended ________

Average annual total returns


The table shows the average annual total returns for Reserve Shares of the Fund for the periods ended December 31, 2003.



---------------------------------------------------------
                   1 year     5 years     Since inception
---------------------------------------------------------
Reserve Shares     _____%     ______%     ____% (9/22/98)
---------------------------------------------------------


To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

Fees and expenses of the Fund


There are no sales charges when you buy or sell Reserve Shares of the Fund. The following table shows the fees and expenses you may pay when you buy and hold Reserve Shares of the Fund. Fees charged by Quick & Reilly for services related to an investment in the Fund are in addition to and are not reflected in the fees and expenses in the following table. These fees will be deducted each month from your Fund account and will reduce your yield.


Annual Fund operating expenses (expenses deducted from the Fund's assets)


----------------------------------------------
Management fees                           0.40%/1/
----------------------------------------------
Distribution and service (12b-1)fees      0.80%/2/
----------------------------------------------
Other expenses                            ____%
----------------------------------------------
Total Fund operating expenses             ____%
----------------------------------------------
Less: Management fee waiver               0.20%/1/
----------------------------------------------
Net Fund operating expenses               ____%/1/
----------------------------------------------



/1/ The Adviser has agreed contractually to waive a portion of the Management fees for the period February 28, 2004 through February 27, 2005 so that such fees will not exceed 0.20% of the Fund's average daily net assets. The Adviser is voluntarily waiving an additional portion of the Management fees so that such fees are expected to be 0.10%. The voluntary portion of the fee waiver may be revised or discontinued at any time. Net Fund operating expenses after these fee waivers are expected to be _____%.



/2/ The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.00% of the Fund's average daily net assets attributable to Reserve Shares (comprised of up to 0.75% for distribution services and up to 0.25% for shareholder administrative support services) but will limit such fees to an aggregate fee of not more than 0.80% during the current fiscal year.

Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

..    you invest $10,000 for the periods shown
..    you reinvest all dividends and distributions in the Fund
..    you sell all your shares at the end of the periods shown
..    your investment has a 5% return each year
..    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


----------------------------------------------------------------------
                       1 year       3 years       5 years     10 years
----------------------------------------------------------------------
Reserve Shares         $_____       $______       $______     $_______
----------------------------------------------------------------------

Galaxy Government Reserves

The Fund's investment objective

The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

The Fund's main investment strategies

The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises, and repurchase agreements backed by these obligations.


U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).


Shareholders will be given at least 60 days' notice before any change is made to the 80% requirement stated above.

The main risks of investing in the Fund

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

..    Interest rate risk - The yield paid by the Fund will vary with changes in short-term interest rates.
..    Credit risk - Although credit risk is very low because the Fund only invests in U.S. Government securities and repurchase agreements backed by such securities, if an issuer fails to pay interest or repay principal, the value of your investment could decline.
..    U.S. Government obligations - Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

..    Repurchase agreements - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.
..    Share price - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
..    Selection of investments - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

How the Fund has performed

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


Prior to the date of this prospectus, the Fund offered only one class of shares, which have been redesignated as Reserve Shares.


Year-by-year total returns - calendar years


The bar chart shows how the performance of Reserve Shares of the Fund has varied from year to year.


[bar chart goes here]


--------------------------------------------------------
1999         2000         2001         2002         2003
--------------------------------------------------------
4.19%        5.47%        3.21%        0.78%        ____%
--------------------------------------------------------


Best quarter:

____% for the quarter ended ________


Worst quarter:

____% for the quarter ended ________


Average annual total returns


The table shows the average annual total returns for Reserve Shares of the Fund for the periods ended December 31, 2003.

---------------------------------------------------------
                   1 year     5 years     Since inception
---------------------------------------------------------
Reserve Shares      ____%       ____%     ____% (9/22/98)
---------------------------------------------------------


To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

Fees and expenses of the Fund


There are no sales charges when you buy or sell Reserve Shares of the Fund. The following table shows the fees and expenses you may pay when you buy and hold Reserve Shares of the Fund. Fees charged by Quick & Reilly for services related to an investment in the Fund are in addition to and are not reflected in the fees and expenses in the following table. These fees will be deducted each month from your Fund account and will reduce your yield.


Annual Fund operating expenses (expenses deducted from the Fund's assets)


----------------------------------------------
Management fees                           0.40%/1/
----------------------------------------------
Distribution and service (12b-1)fees      0.80%/2/
----------------------------------------------
Other expenses                            ____%
----------------------------------------------
Total Fund operating expenses             ____%
----------------------------------------------
Less: Management fee waiver               0.20%/1/
----------------------------------------------
Net Fund operating expenses               ____%/1/
----------------------------------------------



/1/ The Adviser has agreed contractually to waive a portion of the Management fees for the period February 28, 2004 through February 27, 2005 so that such fees will not exceed 0.20% of the Fund's average daily net assets. The Adviser is voluntarily waiving an additional portion of the Management fees so that such fees are expected to be 0.10%. The voluntary portion of the fee waiver may be revised or discontinued at any time. Net Fund operating expenses after these fee waivers are expected to be _____%.



/2/ The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.00% of the Fund's average daily net assets attributable to Reserve Shares (comprised of up to 0.75% for distribution services and up to 0.25% for shareholder administrative support services) but will limit such fees to an aggregate fee of not more than 0.80% during the current fiscal year.


Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

..    you invest $10,000 for the periods shown
..    you reinvest all dividends and distributions in the Fund
..    you sell all your shares at the end of the periods shown

..    your investment has a 5% return each year
..    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


----------------------------------------------------------------------
                       1 year       3 years       5 years     10 years
----------------------------------------------------------------------
Reserve Shares         $_____       $______       $______     $_______
----------------------------------------------------------------------

Additional information about risk

The main risks associated with an investment in each of the Funds have been described above. The following supplements that discussion.

Municipal securities

State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are issued to finance projects for private companies. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time. There are several types of municipal securities. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are usually revenue securities since they are typically payable by the private user of the facilities financed by the bonds.

Repurchase agreements

Repurchase agreements are transactions in which a fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the fund on a certain date and at a certain price.

Temporary defensive positions


Each Fund may temporarily hold up to 100% of its total assets in investments that aren't part of its main investment strategy during unfavorable market conditions. These investments may include cash (which will not earn any income) and, in the case of the Galaxy Tax-Exempt Reserves, short-term taxable investments, such as money market instruments and repurchase agreements, in excess of 20% of the Fund's net assets. This strategy could prevent a Fund from achieving its investment objective.


In addition, the Government Reserves may deviate temporarily from the 80% requirement described above as to investments in U.S. Government obligations in limited, appropriate circumstances, such as unusually large cash inflows or redemptions or the temporary unavailability of a sufficient supply of such obligations.

Other types of investments

This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI) which is referred to on the back cover of this prospectus.

Investor guidelines

The table below provides information as to which type of investor might want to invest in each of the Funds. It's meant as a general guide only. Tax-exempt funds are generally not appropriate investments for tax-deferred retirement accounts, such as IRAs, because their returns before taxes are generally lower than those of taxable funds. Consult your Quick & Reilly Personal Broker for help in deciding which Fund is right for you.

-----------------------------------------------------------------------------
Galaxy Fund                   For investors who want...
-----------------------------------------------------------------------------
Galaxy Prime Reserves         .  a flexible and convenient way to manage cash
                                 while earning money market returns
-----------------------------------------------------------------------------
Galaxy Tax-Exempt Reserves    .  a way to earn money market returns that are
                                 free from federal income tax
-----------------------------------------------------------------------------
Galaxy Government Reserves    .  a way to earn money market returns with the
                                 extra margin of safety associated with U.S.
                                 Government obligations
-----------------------------------------------------------------------------

Tax-equivalent yield
One way to understand the tax advantages of a tax-exempt fund is to compare its after-tax return to that of a taxable investment. For example, suppose you are in the 35% federal income tax bracket. If you earn 10% on a taxable fund, the fund's return after federal income taxes will be 6.5%. If you earn 6.5% on a tax-exempt fund, your after-tax return is also 6.5% because you pay no federal income taxes on the tax-exempt fund's returns. So, you are better off if you can earn more than 6.5% on a tax-exempt fund than if you earn a 10% return on a taxable fund before paying federal income taxes. However, the lower your federal income tax bracket, the less likely it is that you will enjoy a higher after-tax return from a tax-exempt fund than from a taxable fund.

Fund management

Adviser


The Adviser, a wholly-owned subsidiary of Columbia Management Group, Inc. ("Columbia") and an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1969 and has its main office at 100 Federal Street, Boston, Massachusetts 02110. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of December 31, 2003, the Adviser and its affiliates managed over $___ billion in assets.


The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities, and maintains related records.

On April 1, 2003, several advisory subsidiaries of Columbia, including Fleet Investment Advisors Inc. ("FIA") and Colonial Management Associates, Inc. ("CMA"), merged into the Adviser. Prior to April 1, 2003, FIA served as the Funds' investment adviser and administrator and CMA served as the Funds' pricing and bookkeeping agent. As a result of the merger, the Adviser now serves as the Funds' adviser, administrator and pricing and bookkeeping agent.

Columbia Funds Distributor, Inc., an affiliate of the Adviser, serves as the Funds' distributor.

Allocation of orders for portfolio securities

The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser will allocate orders to such institutions only if it believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

Management fees


The management fees paid to the Adviser by the Funds during the fiscal period August 1, 2003 through October 31, 2003 and the fiscal year ended July 31, 2003 are set forth below.

------------------------------------------------------------------------------
Fund                            Management fee as a % of average net assets
------------------------------------------------------------------------------
                               Period ended October 31,    Year ended July 31,
                                       2003/*/                    2003
------------------------------------------------------------------------------
Galaxy Prime Reserves                   ____%                     .36%
------------------------------------------------------------------------------
Galaxy Tax-Exempt Reserves              ____%                     .40%
------------------------------------------------------------------------------
Galaxy Government Reserves              ____%                     .40%
------------------------------------------------------------------------------
/*/ The fiscal year end for each Fund has been changed from July 31 to October 31.

How to invest in the Funds


Information on how to buy and sell Reserve Shares of the Funds is provided below. Each Fund also offers a separate class of shares designated as Premier Shares and the Prime Reserves and Tax-Exempt Reserves also offer three additional classes of shares designated as Institutional Shares, Select Shares and Preferred Shares. These other classes of shares are offered in separate prospectuses.


Buying and selling shares


The price per share when you buy or sell shares is based on the net asset value per share (NAV). The NAV per share is the value of a Fund's assets attributable to Reserve Shares, minus the value of the Fund's liabilities attributable to Reserve Shares, divided by the number of Reserve Shares held by investors.

You can buy and sell Reserve Shares of the Funds on any business day. A business day is any day that the New York Stock Exchange, Galaxy's distributor, Galaxy's custodian and Quick & Reilly are open for business.


If your order to buy shares is received and accepted by Galaxy's distributor before 4:00 p.m. (Eastern time) on a business day, the price you pay will be the NAV next determined (and you'll begin receiving dividends on the day of purchase) if Galaxy's custodian receives the purchase price in immediately available funds by 4:00 p.m. (Eastern time) on the day of your order. The price at which you sell shares is the NAV next determined after receipt of your order in proper form as described below. Shares do not earn dividends on the day a redemption order is effected.

NAV is determined on each business day as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) that day.

The Funds' assets are valued at amortized cost, which is approximately equal to market value.

How to buy shares


Reserve Shares of the Funds are offered to customers of Quick & Reilly who maintain a Quick Asset/(R)/ account with Quick & Reilly.

Opening a Fund account
Contact your Quick & Reilly Personal Broker to open a Fund account. Account balances will appear on your Quick & Reilly monthly statement.

Minimum investment amounts
The minimum initial investment to open a Fund account is $500. There are no minimum investment requirements for additional investments.

Additional investments
You can make additional investments to an existing Fund account using either of the methods described below:

By check through Quick & Reilly
Mail or deliver your check payable to U.S. Clearing, a division of Fleet Securities, Inc., to your Quick & Reilly Personal Broker who will deposit it into the Fund(s). Please identify the appropriate Fund(s) and indicate your brokerage account number on your check or draft.

By sweep
Quick & Reilly has available an automatic "sweep" for customers in the Funds. If you request the sweep arrangement, all cash balances are moved into one of the Funds on a daily basis by Quick & Reilly on your behalf. Sales proceeds in total from trades will be swept into the designated Fund on settlement date.

U.S. Clearing is responsible for sending your order to Galaxy's distributor and for wiring payment to Galaxy's custodian. U.S. Clearing will usually hold your shares of record in its name and receive all confirmations of purchases and sales. Your ownership of the shares will be recorded by U.S. Clearing and reflected in the account statements provided to you by Quick & Reilly.

How to sell shares

You can sell your Fund shares by using any of the methods described below:

By contacting your Quick & Reilly Personal Broker
Instruct your Quick & Reilly Personal Broker to order a withdrawal from your Fund and issue a check payable to you.

By sweep
Quick & Reilly's automatic "sweep" moves money automatically from your Fund for use by your Quick & Reilly brokerage account to cover security purchases or other charges to your account.

By checkwriting

This service enables you to write checks made payable to anyone. Checks cannot be written for more than the principal balance (not including any accrued dividends) in your Fund. To initiate this service, you must fill out a signature card which can be obtained from your Quick & Reilly Personal Broker. There is no separate charge for the checkwriting service and your checks are provided free of charge. You will continue to receive the daily dividends declared on Fund shares to be sold until the day that the check is presented for payment.

U.S. Clearing is responsible for sending your order to Galaxy's distributor and for crediting your account with the proceeds. Galaxy doesn't charge a fee for wiring sale proceeds to U.S. Clearing, but U.S. Clearing may charge your account for services in connection with the sale of Fund shares. Contact your Quick & Reilly Personal Broker for more information.

Other transaction policies

Galaxy may refuse any order to buy shares. Galaxy doesn't issue a certificate when you buy shares but it does keep a record of shares issued to investors.

Payment for shares of a Fund in the amount of $1,000,000 or more may be made, at the discretion of the Fund, in the form of securities that are permissible investments for the Fund. See the SAI or contact your Quick & Reilly Personal Broker for more information.

Galaxy normally pays you cash when you sell your shares, but it has the right to deliver securities owned by a Fund instead of cash. When you sell these securities, you'll pay brokerage charges.

Sales proceeds are normally sent to your Quick & Reilly Personal Broker within three business days but Galaxy reserves the right to send sales proceeds within seven business days if sending proceeds earlier could adversely affect a Fund.

Galaxy reserves the right to vary or waive any minimum investment requirement.

Distribution and shareholder service fees


Galaxy has adopted a plan under Rule 12b-1 that allows each Fund to pay fees for selling and distributing Reserve Shares and for services provided to shareholders. Reserve Shares of the Funds can pay distribution and shareholder service (12b-1) fees at an annual rate of up to 1.00% of each Fund's average daily net assets attributable to Reserve Shares (comprised of up to 0.75% for distribution services and up to 0.25% for shareholder administrative support services). The Funds do not intend to pay more than 0.80% in distribution and shareholder service (12b-1) fees with respect to Reserve Shares during the current fiscal year. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost more than paying other sales charges.

Dividends, distributions and taxes

Each Fund declares and pays dividends from net investment income daily. Although the Funds do not expect to realize net long-term capital gains, any capital gains realized will be distributed no less frequently than annually. Distributions attributable to long-term capital gains will generally be taxable to you at long-term capital gain rates, regardless of how long you have held your shares. Distributions (other than exempt-interest dividends) attributable to short-term capital gains and ordinary income will generally be taxable to you as ordinary income. Dividends and distributions will be reinvested in additional shares of a Fund. The crediting and payment of dividends to your account will be in accordance with the procedures governing your account at Quick & Reilly.

Galaxy Prime Reserves and Galaxy Government Reserves

Distributions by these Funds will generally be taxable to you. Each of these Funds expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions. The one major exception to these tax principles is that distributions on shares held by an IRA (or other tax-qualified plan) will not be currently taxable.

Galaxy Tax-Exempt Reserves

Distributions by this Fund will generally consist of dividends derived from interest earned on exempt securities, and these "exempt-interest dividends" will be exempt income for you for federal income tax purposes. It is possible, depending upon the Fund's investments, that a portion of the Fund's distributions could be taxable to you as ordinary income or capital gains, but the Fund does not expect that this will be the case.

Interest on indebtedness incurred by you to purchase or carry shares of this Fund generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by the Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

All Funds

Taxable dividends paid in January may be taxable as if they had been paid the previous December. Each year you'll receive in the mail federal tax information on distributions paid by the Funds.

Other state and local tax matters

Generally, you may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of a particular state, or localities within a state.


Miscellaneous


The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Financial highlights


The financial highlights tables shown below will help you understand the financial performance for Reserve Shares of the Funds for the period August 1, 2003 to October 31, 2003, the fiscal years ended July 31, 2003, 2002, 2001 and 2000 and the period September 22, 1998 (when each Fund began operations) through July 31, 1999. Certain information reflects the financial performance of a single Reserve Share. The total returns in the tables represent the rate that an investor would have earned on an investment in Reserve Shares of each Fund, assuming all dividends and distributions were reinvested. This information has been audited by [___________], independent auditors, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report and are [_________] into the SAI. The Annual Report and SAI are available free of charge upon request.


                              Galaxy Prime Reserves
                (For a share outstanding throughout each period)


                                                 Period
                                                August 1,                                                              Period
                                                 2003 to                                                               ended
                                               October 31,                      Years ended July 31,                   July 31,
                                                  2003           2003            2002         2001          2000       1999/1/
                                               -----------   -----------     -----------  -----------   -----------  -----------
Net asset value, beginning of period.........  $ _________   $      1.00     $      1.00  $      1.00   $      1.00  $      1.00
Income from investment operations:
   Net investment income.....................    _________            --/2/         0.01         0.05          0.05         0.04
Less distributions:
   Distributions from net investment income..    _________            --/2/        (0.01)       (0.05)        (0.05)       (0.04)
Net increase (decrease) in net asset value...    _________            --              --           --            --           --
Net asset value, end of period...............  $ _________   $      1.00     $      1.00  $      1.00   $      1.00  $      1.00
                                               ===========   ===========     ===========  ===========   ===========  ===========
Total return.................................    _________%         0.46%           1.42%        4.83%         5.09%        3.59%/3/
Ratios/supplemental data:
   Net assets, end of period (000's).........  $ _________   $ 3,879,789     $ 4,488,637  $ 5,123,427   $ 4,330,068  $ 4,250,399
Ratios to average net assets:
   Net investment income.....................    _________%         0.47%           1.44%        4.65%         4.98%        4.10%/4/
   Operating expenses........................    _________%         1.03%           1.03%        0.98%         0.92%        0.96%/4/

<F1>
/1/  The Fund commenced operations on September 22, 1998.
<F2>
/2/ Net investment income per share and distributions from net investment income were less than $0.005.
<F3>
/3/  Not annualized.
<F4>
/4/  Annualized.

                           Galaxy Tax-Exempt Reserves
                (For a share outstanding throughout each period)


                                                 Period
                                                August 1,                                                              Period
                                                 2003 to                                                               ended
                                               October 31,                      Years ended July 31,                   July 31,
                                                  2003           2003            2002         2001          2000       1999/1/
                                               -----------   -----------     -----------  -----------   -----------  -----------
Net asset value, beginning of period.........  $ _________   $      1.00     $      1.00  $      1.00   $      1.00  $      1.00
Income from investment operations:
   Net investment income /2/.................    _________            --/3/         0.01         0.03          0.03         0.02
Less distributions:
   Distributions from net investment income..    _________            --/3/        (0.01)       (0.03)        (0.03)       (0.02)
Net increase (decrease) in net asset value...    _________            --              --           --            --           --
Net asset value, end of period...............  $ _________   $      1.00     $      1.00  $      1.00   $      1.00  $      1.00
                                               ===========   ===========     ===========  ===========   ===========  ===========
Total return.................................    _________%         0.28%           0.76%        2.72%         2.77%        1.82%/4/
Ratios/supplemental data:
   Net assets, end of period (000's).........  $ _________   $   162,895     $   177,913  $   223,983   $   169,133  $   177,840
Ratios to average net assets:
   Net investment income including
    reimbursement/waiver.....................    _________%         0.28%           0.77%        2.67%         2.72%        2.09%/5/
   Operating expenses including
    reimbursement/waiver.....................    _________%         1.03%           1.05%        1.01%         0.96%        0.99%/5/
   Operating expenses excluding voluntary
    reimbursement/waiver.....................    _________%         1.04%           1.05%        1.01%         0.96%        0.99%/5/

<F1>
/1/  The Fund commenced operations on September 22, 1998.
<F2>

/2/ Net investment income per share before the voluntary reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for the period August 1, 2003 to October 31, 2003, years ended July 31, 2003, 2002, 2001, 2000 and the period ended July 31, 1999/(1)/ was $____, $0.00/(3)/, $0.01, $0.03, $0.03 and $0.02
     respectively.

<F3>
/3/ Net investment income per share and distributions from net investment income were less than $0.005.
<F4>
/4/  Not annualized.
<F5>
/5/  Annualized.

                           Galaxy Government Reserves
                (For a share outstanding throughout each period)


                                                 Period
                                                August 1,                                                              Period
                                                 2003 to                                                               ended
                                               October 31,                      Years ended July 31,                   July 31,
                                                  2003           2003            2002         2001          2000       1999/1/
                                               -----------   -----------     -----------  -----------   -----------  -----------
Net asset value, beginning of period.........  $ _________   $      1.00     $      1.00  $      1.00   $      1.00  $      1.00
Income from investment operations:
   Net investment income.....................    _________            --/2/         0.01         0.05          0.05         0.03
Less distributions:
   Distributions from net investment income..    _________            --/2/        (0.01)       (0.05)        (0.05)       (0.03)
Net increase (decrease) in net asset value...    _________            --              --           --            --           --
Net asset value, end of period...............  $ _________   $      1.00     $      1.00  $      1.00   $      1.00  $      1.00
                                               ===========   ===========     ===========  ===========   ===========  ===========
Total return.................................    _________%         0.41%           1.33%        4.78%         4.94%        3.49%/3/
Ratios/supplemental data:
   Net assets, end of period (000's).........  $ _________   $   210,085     $   239,342  $   261,991   $   165,278  $   156,853
Ratios to average net assets:
   Net investment income.....................    _________%         0.42%           1.36%        4.58%         4.84%        4.00%/4/
   Operating expenses........................    _________%         1.04%           1.05%        1.01%         0.95%        0.99%/4/

<F1>
/1/  The Fund commenced operations on September 22, 1998.
<F2>
/2/ Net investment income per share and distributions from net investment income were less than $0.005.
<F3>
/3/  Not annualized.
<F4>
/4/  Annualized.

[Back Cover Page]

Where to find more information

You'll find more information about the Funds in the following documents:

Annual and semi-annual reports
Galaxy's annual and semi-annual reports contain more information about each Fund.

Statement of Additional Information (SAI)
The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting your Quick & Reilly Personal Broker, by calling Galaxy at 1-866-840-5469 or by writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549-0102
1-202-942-8090.

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.

Galaxy's Investment Company Act File No. is 811-4636.


__________ 2-04

[Front cover page]


Prospectus
February 28, 2004


The Galaxy Fund
Galaxy Money Market Portfolios


Galaxy Prime Reserves
Galaxy Tax-Exempt Reserves
Galaxy Government Reserves

Premier Shares


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                                                                  U.S. Clearing,
                                            a division of Fleet Securities, Inc.
                                                  Member New York Stock Exchange
                                                                     Member SIPC

Contents

Risk/return summary .......................................................... 1

Introduction ................................................................. 1

Galaxy Prime Reserves ........................................................ 3

Galaxy Tax-Exempt Reserves ................................................... 7

Galaxy Government Reserves .................................................. 11

Additional information about risk ........................................... 15

Investor guidelines ......................................................... 17

Fund management ............................................................. 18

How to invest in the Funds .................................................. 20

   Buying and selling shares ................................................ 20

   How to buy shares ........................................................ 20

   How to sell shares ....................................................... 21

   Other transaction policies ............................................... 22

Distribution and shareholder service fees ................................... 22

Dividends, distributions and taxes .......................................... 23

Financial highlights ........................................................ 25

Risk/return summary

Introduction

THIS PROSPECTUS describes the Galaxy Prime Reserves, Galaxy Tax-Exempt Reserves and Galaxy Government Reserves (the "Funds"), three money market portfolios offered by The Galaxy Fund ("Galaxy"). The Funds invest primarily in short-term debt obligations, commonly known as money market instruments, that are determined by the Funds' investment adviser to carry very little risk. Money market instruments purchased by the Funds must meet strict requirements as to investment quality, maturity and diversification. The Funds generally don't invest in securities with remaining maturities of more than 397 days (subject to certain exceptions) and the dollar-weighted average maturity of all securities held by a particular Fund must be 90 days or less. Each Fund tries to maintain its share price at $1.00 to protect your investment from loss.

Premier Shares of the Funds are offered to customers who maintain Valet Accounts with brokerage firms that are clients of U.S. Clearing, a division of Fleet Securities, Inc. ("U.S. Clearing").

Prior to the date of this prospectus, the Fund offered only one class of shares, which have been redesignated as Reserve Shares. Reserve Shares are offered in a separate prospectus.

On the following pages, you'll find important information about each Fund including:

.. the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective
..  the main risks associated with an investment in the Fund
..  the Fund's past performance measured on both a year-by-year and long-term basis
..  the fees and expenses that you will pay as an investor in the Fund.

Which Fund is right for you?

Not all mutual funds are right for all investors. Your investment goals and tolerance for risk will determine which Fund is right for you. On page 17, you'll find a table which sets forth general guidelines to help you decide which of the Funds is best suited to you.

The Funds' investment adviser

Columbia Management Advisors, Inc., which is referred to in this prospectus as the Adviser, is the investment adviser for all of these Funds.

An investment in the Funds isn't a bank deposit and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Galaxy Prime Reserves

The Fund's investment objective

The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

The Fund's main investment strategies

The Fund invests primarily in high quality short-term debt obligations of U.S. issuers, including, but not limited to, commercial paper, asset-backed commercial paper, notes and bonds issued by U.S. corporations, obligations issued by the U.S. Treasury and by U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, taxable and tax-exempt municipal securities, obligations issued by U.S. banks and U.S. branches of foreign banks, such as certificates of deposit and time deposits, and repurchase agreements backed by such securities. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks and U.S. branches of foreign banks and in U.S. Government obligations, including U.S. Treasury obligations.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

The main risks of investing in the Fund

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

.. Interest rate risk - The yield paid by the Fund will vary with changes in short-term interest rates.

.. Credit risk - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. With respect to municipal securities, the ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.
.. U.S. Government obligations - Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.
.. Repurchase agreements - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.
..  Share price - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
.. Selection of investments - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

How the Fund has performed

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

No performance information is presented for Premier Shares of the Fund because they were not offered by the Fund prior to the date of this prospectus. The returns shown are for Reserve Shares of the Fund, which are offered in a separate prospectus. Premier Shares and Reserve Shares of the Fund have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses.

Year-by-year total returns - calendar years

The bar chart shows how the performance of Reserve Shares of the Fund has varied from year to year.

[bar chart goes here]

----------------------------------------
1999     2000     2001     2002     2003
----------------------------------------
4.33%    5.60%    3.27%    0.82%    ____%
----------------------------------------

Best quarter:

____% for the quarter ended ____________

Worst quarter:
____% for the quarter ended ________

Average annual total returns

The table shows the average annual total returns for Reserve Shares of the Fund for the periods ended December 31, 2003.

---------------------------------------------------------
                   1 year     5 years     Since inception
---------------------------------------------------------
Reserve Shares      ____%      ____%      ____% (9/22/98)
---------------------------------------------------------

To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

Fees and expenses of the Fund

There are no sales charges when you buy or sell Premier Shares of the Fund. The following table shows the fees and expenses you may pay when you buy and hold Premier Shares of the Fund. Fees charged by U.S. Clearing for services related to an investment in the Fund are in addition to and are not reflected in the fees and expenses in the following table. These fees will be deducted each month from your Fund account and will reduce your yield.

Annual Fund operating expenses (expenses deducted from the Fund's assets)

----------------------------------------------
Management fees                           0.36%/1/
----------------------------------------------
Distribution and service (12b-1) fees     0.70%/2/
----------------------------------------------
Other expenses                             ___%
----------------------------------------------
Total Fund operating expenses              ___%
----------------------------------------------
Less: Management fee waiver               0.16%/1/
----------------------------------------------
Net Fund operating expenses                ___%/1/
----------------------------------------------

/1/ The Adviser has agreed contractually to waive a portion of the Management fees for the period February 28, 2004 through February 27, 2005 so that such fees will not exceed 0.20% of the Fund's average daily net assets. The Adviser is voluntarily waiving an additional portion of the Management fees so that such fees are expected to be 0.10%. The voluntary portion of the fee waiver may be revised or discontinued at any time. Net Fund operating expenses after these fee waivers are expected to be _____%.

/2/ The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.00% of the Fund's average daily net assets attributable to Premier Shares (comprised of up to 0.75% for distribution services and up to

     0.25% for shareholder administrative support services) but will limit such fees to an aggregate fee of not more than 0.70% during the current fiscal year.

Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

..  you invest $10,000 for the periods shown
..  you reinvest all dividends and distributions in the Fund
..  you sell all your shares at the end of the periods shown
..  your investment has a 5% return each year
..  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

----------------------------------------------------------------------
                       1 year       3 years       5 years     10 years
----------------------------------------------------------------------
Premier Shares         $_____       $______       $______     $_______
----------------------------------------------------------------------

Galaxy Tax-Exempt Reserves

The Fund's investment objective

The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with stability of principal.

The Fund's main investment strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from federal income tax (including the federal alternative minimum tax). Under normal conditions, the Fund will invest no more than 20% of its net assets in taxable obligations, such as money market instruments and repurchase agreements. The 80% requirement stated above can only be changed with the approval of the Fund's shareholders.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on certain municipal securities may be subject to the federal alternative minimum tax. Investments in such securities will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

The main risks of investing in the Fund

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

..  Interest rate risk - The yield paid by the Fund will vary with changes in short-term interest rates.
.. Credit risk - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

.. Repurchase agreements - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.
.. Pass-through certificates - The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments made by underlying municipal bonds or notes. Interest payments from these securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.
..  Share price - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
.. Selection of investments - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

How the Fund has performed

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

No performance information is presented for Premier Shares of the Fund because they were not offered by the Fund prior to the date of this prospectus. The returns shown are for Reserve Shares of the Fund, which are offered in a separate prospectus. Premier Shares and Reserve Shares of the Fund have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses.

Year-by-year total returns - calendar years

The bar chart shows how the performance of Reserve Shares of the Fund has varied from year to year.

[bar chart goes here]

----------------------------------------
1999     2000     2001     2002     2003
----------------------------------------
2.23%    3.12%    1.79%    0.49%    ____%
----------------------------------------

Best quarter:
____% for the quarter ended ___________

Worst quarter:

____% for the quarter ended ________

Average annual total returns

The table shows the average annual total returns for Reserve Shares of the Fund for the periods ended December 31, 2003.

---------------------------------------------------------
                   1 year     5 years     Since inception
---------------------------------------------------------
Reserve Shares      ____%      _____%     ___% (9/22//98)
---------------------------------------------------------

To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

Fees and expenses of the Fund

There are no sales charges when you buy or sell Premier Shares of the Fund. The following table shows the fees and expenses you may pay when you buy and hold Premier Shares of the Fund. Fees charged by U.S. Clearing for services related to an investment in the Fund are in addition to and are not reflected in the fees and expenses in the following table. These fees will be deducted each month from your Fund account and will reduce your yield.

Annual Fund operating expenses (expenses deducted from the Fund's assets)

----------------------------------------------
Management fees                           0.40%/1/
----------------------------------------------
Distribution and service (12b-1) fees     0.70%/2/
----------------------------------------------
Other expenses                             ___%
----------------------------------------------
Total Fund operating expenses              ___%
----------------------------------------------
Less: Management fee waiver               0.20%/1/
----------------------------------------------
Net Fund operating expenses                ___%/1/
----------------------------------------------

/1/ The Adviser has agreed contractually to waive a portion of the Management fees for the period February 28, 2004 through February 27, 2005 so that such fees will not exceed 0.20% of the Fund's average daily net assets. The Adviser is voluntarily waiving an additional portion of the Management fees so that such fees are expected to be 0.10%. The voluntary portion of the fee waiver may be revised or discontinued at any time. Net Fund operating expenses after these fee waivers are expected to be _____%.

/2/ The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.00% of the Fund's average daily net assets attributable to Premier Shares (comprised of up to 0.75% for distribution services and up to 0.25% for shareholder administrative support services) but will limit such fees to an aggregate fee of not more than 0.70% during the current fiscal year.

Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

..  you invest $10,000 for the periods shown
..  you reinvest all dividends and distributions in the Fund
..  you sell all your shares at the end of the periods shown
..  your investment has a 5% return each year
..  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

----------------------------------------------------------------------
                       1 year       3 years       5 years     10 years
----------------------------------------------------------------------
Premier Shares         $_____       $______       $______     $_______
----------------------------------------------------------------------

Galaxy Government Reserves

The Fund's investment objective

The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

The Fund's main investment strategies

The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises, and repurchase agreements backed by these obligations.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).

Shareholders will be given at least 60 days' notice before any change is made to the 80% requirement stated above.

The main risks of investing in the Fund

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

..  Interest rate risk - The yield paid by the Fund will vary with changes in short-term interest rates.
.. Credit risk - Although credit risk is very low because the Fund only invests in U.S. Government securities and repurchase agreements backed by such securities, if an issuer fails to pay interest or repay principal, the value of your investment could decline.
.. U.S. Government obligations - Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

.. Repurchase agreements - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.
..  Share price - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
.. Selection of investments - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

How the Fund has performed

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

No performance information is presented for Premier Shares of the Fund because they were not offered by the Fund prior to the date of this prospectus. The returns shown are for Reserve Shares of the Fund, which are offered in a separate prospectus. Premier Shares and Reserve Shares of the Fund have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses.

Year-by-year total returns - calendar years

The bar chart shows how the performance of Reserve Shares of the Fund has varied from year to year.

[bar chart goes here]

--------------------------------------------------------
1999         2000         2001         2002         2003
--------------------------------------------------------
4.19%        5.47%        3.21%        0.78%        ____%
--------------------------------------------------------

Best quarter:
 ____% for the quarter ended _______

Worst quarter:
____% for the quarter ended ________

Average annual total returns

The table shows the average annual total returns for Reserve Shares of the Fund for the periods ended December 31, 2003.

---------------------------------------------------------
                   1 year     5 years     Since inception
---------------------------------------------------------
Reserve Shares      ____%       ____%     ____% (9/22/98)
---------------------------------------------------------

To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

Fees and expenses of the Fund

There are no sales charges when you buy or sell Premier Shares of the Fund. The following table shows the fees and expenses you may pay when you buy and hold Premier Shares of the Fund. Fees charged by U.S. Clearing for services related to an investment in the Fund are in addition to and are not reflected in the fees and expenses in the following table. These fees will be deducted each month from your Fund account and will reduce your yield.

Annual Fund operating expenses (expenses deducted from the Fund's assets)

----------------------------------------------
Management fees                           0.40%/1/
----------------------------------------------
Distribution and service (12b-1) fees     0.70%/2/
----------------------------------------------
Other expenses                             ___%
----------------------------------------------
Total Fund operating expenses              ___%
----------------------------------------------
Less: Management fee waiver               0.20%/1/
----------------------------------------------
Net Fund operating expenses                ___%/1/
----------------------------------------------

/1/ The Adviser has agreed contractually to waive a portion of the Management fees for the period February 28, 2004 through February 27, 2005 so that such fees will not exceed 0.20% of the Fund's average daily net assets. The Adviser is voluntarily waiving an additional portion of the Management fees so that such fees are expected to be 0.10%. The voluntary portion of the fee waiver may be revised or discontinued at any time. Net Fund operating expenses after these fee waivers are expected to be _____%.

/2/ The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.00% of the Fund's average daily net assets attributable to Premier Shares (comprised of up to 0.75% for distribution services and up to 0.25% for shareholder administrative support services) but will limit such fees to an aggregate fee of not more than 0.70% during the current fiscal year.

Example

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

..  you invest $10,000 for the periods shown
..  you reinvest all dividends and distributions in the Fund
..  you sell all your shares at the end of the periods shown
..  your investment has a 5% return each year
..  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

----------------------------------------------------------------------
                       1 year       3 years       5 years     10 years
----------------------------------------------------------------------
Premier Shares         $_____       $______       $______     $_______
----------------------------------------------------------------------

Additional information about risk

The main risks associated with an investment in each of the Funds have been described above. The following supplements that discussion.

Municipal securities

State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are issued to finance projects for private companies. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time. There are several types of municipal securities. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are usually revenue securities since they are typically payable by the private user of the facilities financed by the bonds.

Repurchase agreements

Repurchase agreements are transactions in which a fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the fund on a certain date and at a certain price.

Temporary defensive positions

Each Fund may temporarily hold up to 100% of its total assets in investments that aren't part of its main investment strategy during unfavorable market conditions. These investments may include cash (which will not earn any income) and, in the case of the Galaxy Tax-Exempt Reserves, short-term taxable investments, such as money market instruments and repurchase agreements, in excess of 20% of the Fund's net assets. This strategy could prevent a Fund from achieving its investment objective.

In addition, the Government Reserves may deviate temporarily from the 80% requirement described above as to investments in U.S. Government obligations in limited, appropriate circumstances, such as unusually large cash inflows or redemptions or the temporary unavailability of a sufficient supply of such obligations.

Other types of investments

This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI) which is referred to on the back cover of this prospectus.

Investor guidelines

The table below provides information as to which type of investor might want to invest in each of the Funds. It's meant as a general guide only. Tax-exempt funds are generally not appropriate investments for tax-deferred retirement accounts, such as IRAs, because their returns before taxes are generally lower than those of taxable funds. Consult your Account Executive for help in deciding which Fund is right for you.

--------------------------------------------------------------------------------
Galaxy Fund                  For investors who want...
--------------------------------------------------------------------------------
Galaxy Prime Reserves        .  a flexible and convenient way to manage cash
                                while earning money market returns
--------------------------------------------------------------------------------
Galaxy Tax-Exempt Reserves   .  a way to earn money market returns that are free
                                from federal income tax
--------------------------------------------------------------------------------
Galaxy Government Reserves   .  a way to earn money market returns with the
                                extra margin of safety associated with U.S.
                                Government obligations
--------------------------------------------------------------------------------

Tax-equivalent yield
One way to understand the tax advantages of a tax-exempt fund is to compare its after-tax return to that of a taxable investment. For example, suppose you are in the 35% federal income tax bracket. If you earn 10% on a taxable fund, the fund's return after federal income taxes will be 6.5%. If you earn 6.5% on a tax-exempt fund, your after-tax return is also 6.5% because you pay no federal income taxes on the tax-exempt fund's returns. So, you are better off if you can earn more than 6.5% on a tax-exempt fund than if you earn a 10% return on a taxable fund before paying federal income taxes. However, the lower your federal income tax bracket, the less likely it is that you will enjoy a higher after-tax return from a tax-exempt fund than from a taxable fund.

Fund management

Adviser

The Adviser, a wholly-owned subsidiary of Columbia Management Group, Inc. ("Columbia") and an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1969 and has its main office at 100 Federal Street, Boston, Massachusetts 02110. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of December 31, 2003, the Adviser and its affiliates managed over $___ billion in assets.

The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities, and maintains related records.

On April 1, 2003, several advisory subsidiaries of Columbia, including Fleet Investment Advisors Inc. ("FIA") and Colonial Management Associates, Inc. ("CMA"), merged into the Adviser. Prior to April 1, 2003, FIA served as the Funds' investment adviser and administrator and CMA served as the Funds' pricing and bookkeeping agent. As a result of the merger, the Adviser now serves as the Funds' adviser, administrator and pricing and bookkeeping agent.

Columbia Funds Distributor, Inc., an affiliate of the Adviser, serves as the Funds' distributor.

Allocation of orders for portfolio securities

The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser will allocate orders to such institutions only if it believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

Management fees

The management fees paid to the Adviser by the Funds during the fiscal period August 1, 2003 through October 31, 2003 and the fiscal year ended July 31, 2003 are set forth below.

----------------------------------------------------------------------------
Fund                          Management fee as a % of average net assets
                             -----------------------------------------------
                             Period ended October 31,    Year ended July 31,
                                      2003/*/                   2003
----------------------------------------------------------------------------
Galaxy Prime Reserves                 ____%                     .36%
----------------------------------------------------------------------------
Galaxy Tax-Exempt Reserves            ____%                     .40%
----------------------------------------------------------------------------
Galaxy Government Reserves            ____%                     .40%
----------------------------------------------------------------------------

/*/  The fiscal year end for each Fund has been changed from July 31 to October
     31.

How to invest in the Funds

Information on how to buy and sell Premier Shares of the Funds is provided below. Each Fund also offers a separate class of shares designated as Reserve Shares and the Prime Reserves and Tax-Exempt Reserves also offer three additional classes of shares designated as Institutional Shares, Select Shares and Preferred Shares. These other classes of shares are offered in separate prospectuses.

Buying and selling shares

The price per share when you buy or sell shares is based on the net asset value per share (NAV). The NAV per share is the value of a Fund's assets attributable to Premier Shares, minus the value of the Fund's liabilities attributable to Premier Shares, divided by the number of Premier Shares held by investors.

You can buy and sell Premier Shares of the Funds on any business day. A business day is any day that the New York Stock Exchange, Galaxy's distributor, Galaxy's custodian and U.S. Clearing are open for business.

If your order to buy shares is received and accepted by Galaxy's distributor before 4:00 p.m. (Eastern time) on a business day, the price you pay will be the NAV next determined (and you'll begin receiving dividends on the day of purchase) if Galaxy's custodian receives the purchase price in immediately available funds by 4:00 p.m. (Eastern time) on the day of your order. The price at which you sell shares is the NAV next determined after receipt of your order in proper form as described below. Shares do not earn dividends on the day a redemption order is effected.

NAV is determined on each business day as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) that day.

The Funds' assets are valued at amortized cost, which is approximately equal to market value.

How to buy shares

Premier Shares of the Funds are offered to customers who maintain Valet Accounts with brokerage firms that are clients of U.S. Clearing.

Opening a Fund account
Contact your Account Executive to open a Fund account. Account balances will appear on your monthly statement.

Minimum investment amounts
There is no minimum initial investment to open a Fund account. The minimum for additional investments in an existing Fund account is $100.

Additional investments
You can make additional investments to an existing Fund account using either of the methods described below:

By check
Mail or deliver your check payable to U.S. Clearing to your Account Executive who will deposit it into the Fund(s). Please identify the appropriate Fund(s) and indicate your brokerage account number on your check or draft.

By sweep
U.S. Clearing has available an automatic "sweep" for customers in the Funds. If you request the sweep arrangement, all cash balances are moved into one of the Funds on a daily basis by U.S. Clearing on your behalf. Sales proceeds in total from trades will be swept into the designated Fund on settlement date.

U.S. Clearing is responsible for sending your order to Galaxy's distributor and for wiring payment to Galaxy's custodian. U.S. Clearing will usually hold your shares of record in its name and receive all confirmations of purchases and sales. Your ownership of the shares will be recorded by U.S. Clearing and reflected in the account statements provided to you.

How to sell shares

You can sell your Fund shares by using any of the methods described below:

By contacting your Account Executive
Instruct your Account Executive to order a withdrawal from your Fund and issue a check payable to you.

By sweep
U.S. Clearing's automatic "sweep" moves money automatically from your Fund for use by your brokerage account to cover security purchases or other charges to your account.

By checkwriting
This service enables you to write checks made payable to anyone. Checks cannot be written for more than the principal balance (not including any accrued dividends) in your Fund. To initiate this service, you must fill out a signature card which can be obtained from your Account Executive. There is no separate charge for the checkwriting service and your checks are provided free of charge. You will continue to receive the daily dividends declared on Fund shares to be sold until the day that the check is presented for payment.

U.S. Clearing is responsible for sending your order to Galaxy's distributor and for crediting your account with the proceeds. Galaxy doesn't charge a fee for wiring sale proceeds to U.S.

Clearing, but U.S. Clearing may charge your account for services in connection with the sale of Fund shares. Contact your Account Executive for more information.

Other transaction policies

Galaxy may refuse any order to buy shares. Galaxy doesn't issue a certificate when you buy shares but it does keep a record of shares issued to investors.

Payment for shares of a Fund in the amount of $1,000,000 or more may be made, at the discretion of the Fund, in the form of securities that are permissible investments for the Fund. See the SAI or contact your Account Executive for more information.

Galaxy normally pays you cash when you sell your shares, but it has the right to deliver securities owned by a Fund instead of cash. When you sell these securities, you'll pay brokerage charges.

Sales proceeds are normally sent to U.S. Clearing within three business days but Galaxy reserves the right to send sales proceeds within seven business days if sending proceeds earlier could adversely affect a Fund.

Galaxy reserves the right to vary or waive any minimum investment requirement.

Distribution and shareholder service fees

Galaxy has adopted a plan under Rule 12b-1 that allows each Fund to pay fees for selling and distributing Premier Shares and for services provided to shareholders. Premier Shares of the Funds can pay distribution and shareholder service (12b-1) fees at an annual rate of up to 1.00% of each Fund's average daily net assets attributable to Premier Shares (comprised of up to 0.75% for distribution services and up to 0.25% for shareholder administrative support services). The Funds do not intend to pay more than 0.70% in distribution and shareholder service (12b-1) fees with respect to Premier Shares during the current fiscal year. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost more than paying other sales charges.

Dividends, distributions and taxes

Each Fund declares and pays dividends from net investment income daily. Although the Funds do not expect to realize net long-term capital gains, any capital gains realized will be distributed no less frequently than annually. Distributions attributable to long-term capital gains will generally be taxable to you at long-term capital gain rates, regardless of how long you have held your shares. Distributions (other than exempt-interest dividends) attributable to short-term capital gains and ordinary income will generally be taxable to you as ordinary income. Dividends and distributions will be reinvested in additional shares of a Fund. The crediting and payment of dividends to your account will be in accordance with the procedures governing your account at your brokerage firm.

Galaxy Prime Reserves and Galaxy Government Reserves

Distributions by these Funds will generally be taxable to you. Each of these Funds expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions. The one major exception to these tax principles is that distributions on shares held by an IRA (or other tax-qualified plan) will not be currently taxable.

Galaxy Tax-Exempt Reserves

Distributions by this Fund will generally consist of dividends derived from interest earned on exempt securities, and these "exempt-interest dividends" will be exempt income for you for federal income tax purposes. It is possible, depending upon the Fund's investments, that a portion of the Fund's distributions could be taxable to you as ordinary income or capital gains, but the Fund does not expect that this will be the case.

Interest on indebtedness incurred by you to purchase or carry shares of this Fund generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by the Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

All Funds

Taxable dividends paid in January may be taxable as if they had been paid the previous December. Each year you'll receive in the mail federal tax information on distributions paid by the Funds.

Other state and local tax matters

Generally, you may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of a particular state, or localities within a state.

Miscellaneous

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Financial highlights

Premier Shares of the Funds were not offered to investors prior to the date of this prospectus The financial highlights tables shown below reflect the financial performance of the Funds' Reserve Shares for the period August 1, 2003 to October 31, 2003, the fiscal years ended July 31, 2003, 2002, 2001 and 2000 and the period September 22, 1998 (when each Fund began operations) through July 31, 1999. and are intended to provide you long-term perspective as to the funds' financial history. Certain information reflects the financial performance of a single Reserve Share. The total returns in the tables represent the rate that an investor would have earned on an investment in Reserve Shares of each Fund, assuming all dividends and distributions were reinvested. This information has been audited by [___________], independent auditors, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report and [_________] into the SAI. The Annual Report and SAI are available free of charge upon request.

                              Galaxy Prime Reserves
                (For a share outstanding throughout each period)

                                           Period
                                          August 1,                                                                    Period
                                           2003 to                                                                     ended
                                         October 31,                       Years ended July 31,                       July 31,
                                            2003          2003             2002           2001           2000         1999/1/
                                         -----------  ------------     ------------   ------------   ------------   ------------
Net asset value, beginning of period...  $ _________  $       1.00     $       1.00   $       1.00   $       1.00   $       1.00
Income from investment operations:
   Net investment income...............    _________            --/2/          0.01           0.05           0.05           0.04
Less distributions:
   Distributions from net investment
    income.............................    _________            --/2/         (0.01)         (0.05)         (0.05)         (0.04)
Net increase (decrease) in net asset
 value.................................    _________            --               --             --             --             --
Net asset value, end of period.........  $ _________  $       1.00     $       1.00   $       1.00   $       1.00   $       1.00
                                         ===========  ============     ============   ============   ============   ============
Total return...........................    _________%         0.46%            1.42%          4.83%          5.09%          3.59%/3/
Ratios/supplemental data:
   Net assets, end of period (000's)...  $ _________  $  3,879,789     $  4,488,637   $  5,123,427   $  4,330,068   $  4,250,399
Ratios to average net assets:
   Net investment income...............    _________%         0.47%            1.44%          4.65%          4.98%          4.10%/4/
   Operating expenses..................    _________%         1.03%            1.03%          0.98%          0.92%          0.96%/4/

<F1>
/1/ The Fund commenced operations on September 22, 1998.
<F2>
/2/ Net investment income per share and distributions from net investment income were less than $0.005.
<F3>
/3/ Not annualized.
<F4>
/4/ Annualized.

                           Galaxy Tax-Exempt Reserves
                (For a share outstanding throughout each period)

                                           Period
                                          August 1,                                                                    Period
                                           2003 to                                                                      ended
                                         October 31,                       Years ended July 31,                        July 31,
                                            2003          2003             2002           2001           2000          1999/1/
                                         -----------  ------------     ------------   ------------   ------------   ------------
Net asset value, beginning of period...  $ _________  $       1.00     $       1.00   $       1.00   $       1.00   $       1.00
Income from investment operations:
   Net investment income /2/...........    _________            --/3/          0.01           0.03           0.03           0.02
Less distributions:
   Distributions from net investment
    income.............................    _________            --/3/         (0.01)         (0.03)         (0.03)         (0.02)
Net increase (decrease) in net asset
 value.................................    _________            --               --             --             --             --
Net asset value, end of period           $ _________  $       1.00     $       1.00   $       1.00   $       1.00   $       1.00
                                         ===========  ============     ============   ============   ============   ============
Total return...........................    _________%         0.28%            0.76%          2.72%          2.77%          1.82%/4/
Ratios/supplemental data:
   Net assets, end of period (000's)...  $ _________  $    162,895     $    177,913   $    223,983   $    169,133   $    177,840
Ratios to average net assets:
   Net investment income including
    reimbursement/waiver...............    _________%         0.28%            0.77%          2.67%          2.72%          2.09%/5/
   Operating expenses including
    reimbursement/waiver...............    _________%         1.03%            1.05%          1.01%          0.96%          0.99%/5/
   Operating expenses excluding
    voluntary reimbursement/waiver.....    _________%         1.04%            1.05%          1.01%          0.96%          0.99%/5/

<F1>
/1/  The Fund commenced operations on September 22, 1998.
<F2>
/2/ Net investment income per share before the voluntary reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for the period August 1, 2003 to October 31, 2003, years ended July 31, 2003, 2002, 2001, 2000 and the period ended July 31, 1999/(1)/ was $____, $0.00/(3)/, $0.01, $0.03, $0.03 and $0.02
     respectively.
<F3>
/3/ Net investment income per share and distributions from net investment income were less than $0.005.
<F4>
/4/  Not annualized.
<F5>
/5/  Annualized.

                           Galaxy Government Reserves
                (For a share outstanding throughout each period)

                                           Period
                                          August 1,                                                                    Period
                                           2003 to                                                                      ended
                                         October 31,                       Years ended July 31,                        July 31,
                                            2003          2003             2002           2001           2000          1999/1/
                                         -----------  ------------     ------------   ------------   ------------   ------------
Net asset value, beginning of period...  $ _________  $       1.00     $       1.00   $       1.00   $       1.00   $       1.00
Income from investment operations:
   Net investment income...............    _________            --/2/          0.01           0.05           0.05           0.03
Less distributions:
   Distributions from net investment
    income.............................    _________            --/2/         (0.01)         (0.05)         (0.05)         (0.03)
Net increase (decrease) in net asset
 value.................................    _________            --               --            --              --             --
Net asset value, end of period.........  $ _________  $       1.00     $       1.00   $       1.00   $       1.00   $       1.00
                                         ===========  ============     ============   ============   ============   ============
Total return...........................    _________%         0.41%            1.33%          4.78%          4.94%          3.49%/3/
Ratios/supplemental data:
   Net assets, end of period (000's)...  $ _________  $    210,085     $    239,342   $    261,991   $    165,278   $    156,853
Ratios to average net assets:
   Net investment income...............    _________%         0.42%            1.36%          4.58%          4.84%          4.00%/4/
   Operating expenses..................    _________%         1.04%            1.05%          1.01%          0.95%          0.99%/4/

<F1>
/1/  The Fund commenced operations on September 22, 1998.
<F2>
/2/ Net investment income per share and distributions from net investment income were less than $0.005.
<F3>
/3/  Not annualized.
<F4>
/4/  Annualized.

[Back Cover Page]

Where to find more information

You'll find more information about the Funds in the following documents:

Annual and semi-annual reports
Galaxy's annual and semi-annual reports contain more information about each Fund.

Statement of Additional Information (SAI)
The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting your Account Executive, by calling Galaxy at 1-866-840-5469 or by writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549-0102
1-202-942-8090.

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.

Galaxy's Investment Company Act File No. is 811-4636.

__________ 2-04

The Galaxy Fund
Statement of Additional Information
February 28, 2004

Galaxy Prime Reserves                              Institutional Shares, Select Shares,
Galaxy Tax-Exempt Reserves                         Preferred Shares, Reserve Shares
                                                   and Premier Shares

Galaxy Government Reserves                         Reserve Shares and Premier Shares

Galaxy Institutional Money Market Fund             Institutional Shares, Select Shares
Galaxy Institutional Treasury Money Market Fund    and Preferred Shares
Galaxy Institutional Government Money Market Fund

     This Statement of Additional Information is not a prospectus. It relates to the prospectuses for the Funds as listed below, as they may be supplemented or revised from time to time ( the "Prospectuses"). The Prospectuses, as well as the Funds' Annual Reports to Shareholders dated October 31, 2003 (the "Annual Reports"), may be obtained, without charge, by writing:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

or by calling 1-866-840-5469

Current Prospectuses
--------------------

..    Prospectus for Institutional Shares of the Institutional Money Market Fund,
     Institutional Government Money Market Fund, Institutional, Treasury Money Market Fund, Prime Reserves and Tax-Exempt Reserves dated February 28, 2004
..    Prospectus for Select Shares of the Institutional Money Market Fund,
     Institutional Government Money Market Fund, Institutional Treasury Money Market Fund, Prime Reserves and Tax-Exempt Reserves dated February 28, 2004
..    Prospectus for Preferred Shares of the Institutional Money Market Fund,
     Institutional Government Money Market Fund, Institutional Treasury Money Market Fund, Prime Reserves and Tax-Exempt Reserves dated February 28, 2004
..    Prospectus for Reserve Shares of the Prime Reserves, Tax-Exempt Reserves
     and Government Reserves dated February 28, 2004 (Quick & Reilly)
..    Prospectus for Reserve Shares of the Prime Reserves, Tax-Exempt Reserves
     and Government Reserves dated February 28, 2004 (U.S. Clearing)

..    Prospectus for Premier Shares of the Prime Reserves, Tax-Exempt Reserves
     and Government Reserves dated February 28, 2004 (U.S. Clearing)

     The audited financial statements included in the Annual Reports and the related reports of [_______________], The Galaxy Fund's independent auditors, contained in the Annual Reports are [________________] in the section "Financial Statements." No other portions of the Annual Reports are [________________].

                                TABLE OF CONTENTS

                                                                            Page

GENERAL INFORMATION............................................................4

DESCRIPTION OF GALAXY AND ITS SHARES...........................................4

INVESTMENT STRATEGIES, POLICIES AND RISKS......................................7

   Prime Reserves..............................................................7
   Tax-Exempt Reserves.........................................................7
   Government Reserves.........................................................8
   Institutional Money Market Fund.............................................8
   Institutional Treasury Money Market Fund....................................8
   Institutional Government Money Market Fund..................................9
   Other Investment Policies and Risk Considerations...........................9
   Quality Requirements........................................................9
   U.S. Government Obligations................................................10
   Money Market Instruments...................................................11
   Municipal Securities.......................................................12
   Private Activity Bonds.....................................................15
   Stand-By Commitments.......................................................15
   Tender Option Bonds........................................................16
   Variable and Floating Rate Instruments.....................................16
   Custodial Receipts and Certificates of Participation.......................17
   Repurchase and Reverse Repurchase Agreements...............................18
   When-Issued, Delayed Settlement and Forward Commitment Transactions........19
   Securities Lending.........................................................20
   Guaranteed Investment Contracts............................................20
   Asset-Backed Securities....................................................20
   Investment Company Securities..............................................21
   Loan Participations........................................................22
   STRIPS.....................................................................22
   Zero Coupon Securities.....................................................23
   Portfolio Securities Generally.............................................23

INVESTMENT LIMITATIONS........................................................23

   Prime Reserves, Government Reserves and Tax-Exempt Reserves................23
   Institutional Money Market Fund, Institutional Government Money
    Market Fund and Institutional Treasury Money Market Fund..................26

NET ASSET VALUE...............................................................32

DIVIDENDS.....................................................................32

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................33

   Purchases of Reserve Shares and Premier Shares.............................33
   Purchases of Institutional Shares..........................................33
   Purchases of Select Shares and Preferred Shares............................34
   Other Purchase and Redemption Information..................................34
   Special Procedures for In-Kind Payments....................................35
   Exchange Privilege - Institutional Shares..................................35

TAXES.........................................................................36

   In General.................................................................36
   Tax-Exempt Reserves........................................................37
   State and Local............................................................38
   Miscellaneous..............................................................38

TRUSTEES AND OFFICERS.........................................................38

   Standing Board Committees..................................................43
   Trustee Ownership of Fund Shares...........................................44
   Board Compensation.........................................................44
   Certain Interests of Independent Trustee...................................45
   Shareholder and Trustee Liability..........................................46

INVESTMENT ADVISER............................................................46

   Board Approval of Investment Advisory Agreement............................48

PROXY VOTING POLICIES AND PROCEDURES..........................................49

ADMINISTRATOR, SUB-ADMINISTRATOR AND PRICING AND BOOKKEEPING AGENT............51

CUSTODIAN AND TRANSFER AGENT..................................................54

EXPENSES......................................................................56

PORTFOLIO TRANSACTIONS........................................................56

DISTRIBUTION AND SERVICES PLAN - RESERVE SHARES AND PREMIER SHARES............57

SHAREHOLDER SERVICES PLAN - SELECT SHARES AND PREFERRED SHARES................59

DISTRIBUTOR...................................................................61

INDEPENDENT AUDITORS..........................................................61

COUNSEL.......................................................................62

PERFORMANCE AND YIELD INFORMATION.............................................62

   Performance Reporting......................................................63

MISCELLANEOUS.................................................................64

FINANCIAL STATEMENTS..........................................................66

APPENDIX A...................................................................A-1

                               GENERAL INFORMATION

     This Statement of Additional Information should be read in conjunction with a current Prospectus. This Statement of Additional Information relates to the Prospectuses described on the cover page. This Statement of Additional Information is incorporated by reference in its entirety into each Prospectus. No investment in the Funds should be made without reading a Prospectus.

     The Institutional Money Market Fund and Institutional Treasury Money Market Fund commenced operations as separate portfolios (each a "Predecessor Fund," and collectively, the "Predecessor Funds") of the Boston 1784 Funds. On June 26, 2000, each Predecessor Fund was reorganized as a new portfolio of The Galaxy Fund (the "Reorganization"). Prior to the Reorganization, the Predecessor Funds offered and sold one class of shares. In connection with the Reorganization, shareholders of the Predecessor Funds exchanged their shares for Institutional Shares (formerly designated Class I) of the Institutional Money Market Fund and Institutional Treasury Money Market Fund, respectively.

     Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, FleetBoston Financial Corporation or any of its affiliates, Columbia Management Advisors Inc., or any Fleet Bank. Shares of the Funds are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

                      DESCRIPTION OF GALAXY AND ITS SHARES

     The Galaxy Fund ("Galaxy") is an open-end management investment company currently offering shares of beneficial interest in thirteen investment portfolios: Money Market Fund, Government Money Market Fund, U.S. Treasury Money Market Fund, Tax-Exempt Money Market Fund, Connecticut Municipal Money Market Fund, Massachusetts Municipal Money Market Fund, New York Municipal Money Market Fund, Institutional Money Market Fund, Institutional Government Money Market Fund, Institutional Treasury Money Market Fund, Prime Reserves, Government Reserves and Tax-Exempt Reserves. Galaxy also has registered shares of beneficial interest in two additional portfolios: New Jersey Municipal Money Market Fund and Florida Municipal Money Market Fund. As of the date of this Statement of Additional Information, however, the New Jersey Municipal Money Market Fund and Florida Municipal Money Market Fund had not commenced investment operations.

     Galaxy was organized as a Massachusetts business trust on March 31, 1986. Galaxy's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares into one or more classes or series of shares by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. Pursuant to such authority, the Board of Trustees has authorized the issuance of an unlimited number of shares in the Funds as follows: Class BB Shares (Reserve Shares), Class BB-Special Series 1 Shares (Premier Shares), Class BB - Special Series 2 Shares (Institutional Shares), Class BB - Special Series 3

Shares (Select Shares) and Class BB - Special Series 4 Shares (Preferred Shares), representing interests in the Prime Reserves; Class CC Shares (Reserve Shares) and Class CC - Special Series 1 Shares (Premier Shares), representing interests in the Government Reserves; Class DD Shares (Reserve Shares), Class DD-Special Series 1 Shares (Premier Shares), Class DD - Special Series 2 Shares (Institutional Shares), Class DD - Special Series 3 Shares (Select Shares) and Class DD - Special Series 4 Shares (Preferred Shares), representing interests in the Tax-Exempt Reserves; Class S Shares (Institutional Shares), Class S - Special Series 1 Shares (Select Shares) and Class S - Special Series 2 Shares (Preferred Shares), representing interests in the Institutional Government Money Market Fund; Class FF Shares (Institutional Shares), Class FF - Special Series 1 Shares (Select Shares) and Class FF - Special Series 2 Shares (Preferred Shares), representing interests in the Institutional Money Market Fund; and Class GG Shares (Institutional Shares), Class GG - Special Series 1 Shares (Select Shares) and Class GG - Special Series 2 Shares (Preferred Shares), representing interests in the Institutional Treasury Money Market Fund. Each Fund is classified as a diversified company under the Investment Company Act of 1940, as amended (the "1940 Act").

     Prior to the date of this Statement of Additional Information, the Prime Reserves, Government Reserves and Tax-Exempt Reserves each offered one class of shares, which have been redesignated Reserve Shares. In addition, prior to the date of this Statement of Additional Information, Institutional Shares, Select Shares and Preferred Shares were designated Class I Shares, Class II Shares and Class III Shares, respectively.

     Each share of Galaxy (irrespective of series designation) has a par value of $.001 per share, represents an equal proportionate interest in the related investment portfolio with other shares of the same class (irrespective of series designation), and is entitled to such dividends and distributions out of the income earned on the assets belonging to such investment portfolio as are declared in the discretion of Galaxy's Board of Trustees.

     Shares have no preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses, shares will be fully paid and non-assessable. Each series of shares in a Fund bears pro rata the same expenses and are entitled equally to a Fund's dividends and distributions except as follows: (1) each series will bear the expenses of any distribution and/or shareholder servicing plan applicable to such series; and (2) each series may incur differing transfer agency fees. Standardized yield and total return quotations are computed separately for each series of shares. The differences in expenses paid by the respective series will affect their performance. See "Distribution and Services Plan - Reserve Shares and Premier Shares" and "Shareholder Services Plan - Select Shares and Preferred Shares" below.

     In the event of a liquidation or dissolution of Galaxy or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative asset values of the Funds and any other investment portfolio now or hereafter offered by Galaxy, of any general assets of Galaxy not belonging to any particular Fund, which are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved in liquidation based on the number of shares of the Fund that are held by each shareholder, except that if a particular Fund offers more than one series of shares, then each series of the Fund would be solely responsible for the Fund's payments under any distribution and/or shareholder servicing plan applicable to such series.

     Holders of all outstanding shares of a particular Fund will vote together in the aggregate and not by series on all matters, except that only shares of a particular series of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to any distribution and/or shareholder servicing plan for such series. Further, shareholders of all of the Funds, as well as those of any other investment portfolio now or hereafter offered by Galaxy, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board of Trustees. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as Galaxy shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A particular Fund is deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or a distribution plan or any change in a fundamental investment objective or a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of Galaxy voting without regard to class or series.

     Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series. Voting rights are not cumulative and, accordingly, the holders of more than 50% in the aggregate of Galaxy's outstanding shares may elect all of the trustees, irrespective of the votes of other shareholders.

     Galaxy is not required under Massachusetts law to hold annual shareholder meetings and intends to do so only if required by the 1940 Act. Shareholders have the right to remove Trustees. Galaxy's Declaration of Trust provides that a meeting of shareholders shall be called by the Board of Trustees upon a written request of shareholders owning at least 10% of the outstanding shares of Galaxy entitled to vote.

     Galaxy's Declaration of Trust authorizes the Board of Trustees, without shareholder approval (unless otherwise required by the 1940 Act, the Securities Act of 1933, as amended (the "1933 Act") or other applicable law), to (a) sell and convey the assets of a Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of the Fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a Fund's assets into money and, in connection therewith, to cause all outstanding shares of the Fund involved to be redeemed at their net asset value; or (c) combine the assets belonging to a Fund with the assets belonging to another portfolio of Galaxy and, in connection therewith, to cause all outstanding shares of any Fund to be redeemed at their net asset value or converted into shares of another class of Galaxy's shares at the net asset value. In the event that shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such shares, due to changes in the market prices of the Fund's investment securities, an amount that is more or less than the original investment. The exercise of such authority by the Board of Trustees will be subject to the provisions of the 1940 Act, and the Board of Trustees will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the Fund's shareholders at least 30 days prior thereto.

                    INVESTMENT STRATEGIES, POLICIES AND RISKS

     Columbia Management Advisors, Inc. ("Columbia"), the Funds' investment adviser, will use its best efforts to achieve each Fund's investment objective, although such achievement cannot be assured. The investment objective of a Fund, as described in its Prospectuses, may not be changed without the approval of the holders of a majority of its outstanding shares (as defined under "Miscellaneous"). Except as noted below under "Tax-Exempt Reserves" and "Investment Limitations," a Fund's investment policies may be changed without shareholder approval. An investor should not consider an investment in the Funds to be a complete investment program. Each Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less in an effort to maintain a stable net asset value per share of $1.00. The following investment strategies, policies and risks supplement those set forth in the Funds' Prospectuses.

Prime Reserves

     Money market instruments in which the Prime Reserves may invest include debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their authorities, agencies, instrumentalities and political subdivisions, the interest on which, in the opinion of bond counsel or counsel to the issuer, is exempt from federal income tax. These debt obligations are commonly referred to as municipal securities. Municipal securities may be advantageous for a taxable portfolio such as the Fund when, as a result of prevailing economic, regulatory or other circumstances, the yield of such securities on a pre-tax basis is comparable to that of other debt securities the Fund can purchase. Dividends paid by a taxable portfolio such as the Fund that come from interest on municipal securities will be taxable to shareholders. The Fund may also invest in municipal securities the interest on which is subject to federal income tax. See "Other Investment Policies and Risk Considerations - Municipal Securities" below.

     Instruments in which the Fund invests have remaining maturities of 397 days or less (except for certain variable and floating rate notes and securities underlying certain repurchase agreements). For more information, including applicable quality requirements, see "Other Investment Policies and Risk Considerations" below.

Tax-Exempt Reserves

     Instruments in which the Tax-Exempt Reserves invests have remaining maturities of 397 days or less (except for certain variable and floating rate notes and securities underlying certain repurchase agreements). For more information, including applicable quality requirements, see "Other Investment Policies and Risk Considerations" below.

     As a matter of fundamental policy that cannot be changed without the requisite consent of the Fund's shareholders, the Fund will invest, except during temporary defensive periods, at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities. The Fund's investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement mentioned above and, under normal market conditions, will not exceed 20% of the Fund's net assets when added together with any taxable investments held by the Fund.

     Although the Fund does not presently intend to do so on a regular basis, it may invest more than 25% of its total assets in municipal securities the interest on which is paid solely from revenues of similar projects. To the extent that the Fund's assets are concentrated in municipal securities payable from revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if its assets were not so invested.

Government Reserves

     Instruments in which the Government Reserves invests have remaining maturities of 397 days or less (except for certain variable and floating rate notes and securities underlying certain repurchase agreements). See "Other Investment Policies and Risk Considerations" below.

     Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government obligations, including U.S. Treasury obligations, obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises and repurchase agreements backed by these obligations. Shareholders will be given at least 60 days' notice before any change is made to this 80% requirement.

     Although the Fund invests in U.S. Government obligations, an investment in the Fund is not insured or guaranteed by the U.S. Government.

Institutional Money Market Fund

     Money Market investments in which the Institutional Money Market Fund invests includes tax-exempt and taxable municipal securities. See "Prime Reserves" above and "Other Investment Policies and Risk Considerations - Municipal Securities" below.

     Instruments in which the Fund invests have remaining maturities of 397 days or less (except for certain variable and floating rate notes and securities underlying certain repurchase agreements). For more information, including applicable quality requirements, see "Other Investment Policies and Risk Considerations" below.

Institutional Treasury Money Market Fund

     Under normal circumstances, the Institutional Treasury Money Market Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in money market instruments issued by the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by U.S. Treasury securities. This 80% policy may be changed by Galaxy's

Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change.

     Portfolio securities held by the Institutional Treasury Money Market Fund have remaining maturities of 397 days or less (with certain exceptions). The Fund may also invest in certain variable and floating rate instruments. For more information, including applicable quality requirements, see "Other Investment Policies and Risk Considerations" below.

     Although the Fund invests in U.S. Treasury obligations, an investment in the Fund is not insured or guaranteed by the U.S. Government.

Institutional Government Money Market Fund

     The Institutional Government Money Market Fund invests primarily (at least 80% of net assets plus any borrowings for investment purposes) in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies, authorities, and instrumentalities and sponsored enterprises, and repurchase agreements backed by these obligations. This 80% policy may be changed by Galaxy's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change.

     Investments in which the Institutional Government Money Market Fund invests have remaining maturities of 397 days or less (except for certain variable and floating rate notes and securities underlying certain repurchase agreements). See "Other Investment Policies and Risk Considerations" below.

     Although the Fund invests in U.S. Government obligations, an investment in the Fund is not insured or guaranteed by the U.S. Government.

                Other Investment Policies and Risk Considerations

     Investment methods described in the Prospectuses and this Statement of Additional Information are among those which one or more of the Funds have the power to utilize. Some may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.

Quality Requirements

     The Funds will purchase only those instruments which meet the applicable quality requirements described below. The Prime Reserves, Tax-Exempt Reserves and Institutional Money Market Fund will not purchase a security (other than a U.S. Government security) unless the security (or, in certain cases, the guarantee) or the issuer (or guarantee provider) with respect to comparable securities (i) is rated by at least two nationally recognized statistical rating organizations ("Rating Agencies") (such as Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") or Fitch) in one of the two highest categories for short-term debt securities, (ii) is rated by the only Rating Agency that has issued a rating with respect to such security or issuer in one of such Rating Agency's two highest categories for short-term debt, or (iii) if not rated, the security is determined to be of comparable quality. These rating categories are determined without regard to sub-categories and gradations. The Funds will follow applicable regulations in determining whether a security rated by more than one Rating Agency can be treated as being in one of the two highest, short-term rating categories. See "Investment Limitations" below. See Appendix A to this Statement of Additional Information for a description of S&P's, Moody's and Fitch's rating categories.

     Determinations of comparable quality will be made in accordance with procedures established by the Board of Trustees. Generally, if a security has not been rated by a Rating Agency, Columbia will acquire the security if it determines that the security is of comparable quality to securities that have received the requisite ratings. Columbia considers an issuer's long-term bond ratings and other relevant information in its evaluation of unrated short-term securities.

U.S. Government Obligations

     Each Fund may, in accordance with its investment policies, invest from time to time in obligations issued or guaranteed by the U.S Treasury and by U.S. Government agencies, authorities, instrumentalities or sponsored enterprises.

     Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies, authorities, instrumentalities or sponsored enterprises (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

     U.S. Treasury securities are backed by the full faith and credit of the U.S. Government and differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Student Loan Marketing Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the issuer. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

     Securities issued or guaranteed by the U.S. Government, its agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Funds.

Money Market Instruments

     Each Fund may invest in money market instruments, including bank obligations and commercial paper.

     Money market instruments include, but are not limited to, bank obligations and corporate obligations, including commercial paper and corporate bonds with remaining maturities of 397 days or less.

     Bank obligations include bankers' acceptances, negotiable certificates of deposit and time deposits and non-negotiable time deposits (including Eurodollar time deposits) issued for a definite period of time and earning a specified return by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank that is insured by the FDIC and other short-term obligations issued by banks. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. Investments in time deposits with remaining maturities in excess of seven days and non-negotiable time deposits will be subject to a Fund's 10% limitation on purchases of illiquid securities described under "Investment Limitations" below. For purposes of the Prime Reserves' investment policy with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.

     Domestic and foreign banks are subject to extensive but different government regulations which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

     Investments in obligations of foreign branches of U.S. banks, foreign banks and U.S. branches of foreign banks may subject a Fund to additional investment risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks, foreign banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks. Such investments may also subject the Funds to investment risks similar to those accompanying direct investments in foreign securities. The Funds will invest in the obligations of U.S. branches of foreign banks, foreign banks or foreign branches of U.S. banks only when Columbia believes that the credit risk with respect to the instrument is minimal.

     Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Commercial paper may include securities issued by corporations and other entities without registration under the 1933 Act, in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's 10% limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if Columbia has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities. The Prime Reserves, Tax-Exempt Reserves and Institutional Money Market Fund may also purchase Rule 144A securities. See "Investment Limitations" below.

Municipal Securities

     The Prime Reserves, Tax-Exempt Reserves and Institutional Money Market Fund may invest in debt obligations issued by or on behalf of the states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions ("Municipal Securities"), the interest on which, in the opinion of bond counsel to the issuer, is exempt from regular federal income tax. Each of these Funds may also invest in Municipal Securities the interest on which is subject to federal income tax. Municipal Securities acquired by the Funds include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Municipal Securities also include private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities. See "Private Activity Bonds" below.

     The two principal categories of Municipal Securities that may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

     A Fund's portfolio may also include "moral obligation" securities, which are normally issued by special-purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment, but not a legal obligation, of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.

     There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a Rating Agency, such as Moody's and

S&P, described in Appendix A hereto, represent such Rating Agencies' opinions as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

     Municipal Securities may include rated and unrated variable and floating rate instruments, such as variable rate demand notes. Variable rate demand notes are long-term Municipal Securities that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days' prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. The Funds treat variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate Municipal Securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the Municipal Securities, the issuer of the participation interest or a guarantor of either issuer.

     Also included within the general category of Municipal Securities are participation certificates in leases, installment purchase contracts, or conditional sales contracts ("lease obligations") entered into by states or political subdivisions to finance the acquisition or construction of equipment, land, or facilities. Although lease obligations do not constitute general obligations of the issuer for which the lessee's unlimited taxing power is pledged, certain lease obligations are backed by the lessee's covenant to appropriate money to make the lease obligation payments. However, under certain lease obligations, the lessee has no obligation to make these payments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing and may not be as marketable as more conventional securities. To the extent these securities are illiquid, they are subject to a Fund's applicable limitation on illiquid securities described under "Investment Limitations" below.

     Certificates of participation represent undivided interests in lease payments by a governmental or nonprofit entity. A lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. In addition, certificates of participation are less liquid than other bonds because there is a limited secondary trading market for such obligations. To alleviate potential liquidity problems with respect to these investments, a Fund may enter into remarketing agreements which may provide that the seller or a third party will repurchase the obligation within seven days after demand by the Fund and upon certain conditions such as the Fund's payment of a fee.

     Municipal Securities purchased by a Fund in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. As described above under "Money Market Instruments," letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

     The payment of principal and interest on most Municipal Securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multistate agency of which a state is a member is a separate "issuer" as that term is used in this Statement of Additional Information and the Funds' Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

     Among other instruments, a Fund may purchase short-term general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, commercial paper, construction loan notes and other forms of short-term loans that are rated in one of the two highest rating categories assigned by a Rating Agency with respect to such instruments or, if unrated, determined by Columbia to be of comparable quality. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, a Fund may invest in long-term tax-exempt instruments, such as municipal bonds and private activity bonds, to the extent consistent with applicable limitations.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. Galaxy cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on municipal securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal securities for investment by the Tax-Exempt Reserves and the liquidity and value of its portfolio. In such an event, the Tax-Exempt Reserves would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

     Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither a Fund nor Columbia will review the proceedings relating to the issuance of municipal securities or the bases for such opinions.

     As a result of the favorable tax treatment afforded such obligations under the Internal Revenue Code of 1986, as amended (the "Code"), yields on Municipal Securities can generally be expected under normal market conditions to be lower than yields on corporate and U.S. Government obligations, although from time to time Municipal Securities have outperformed, on a total return basis, comparable corporate and federal debt obligations as a result of prevailing economic, regulatory or other circumstances.

Private Activity Bonds

     The Prime Reserves, Tax-Exempt Reserves and Institutional Money Market Fund may invest in "private activity bonds," the interest on which, although exempt from regular federal income tax, may constitute an item of tax preference for purposes of the federal alternative minimum tax. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

     Private activity bonds held by a Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

Stand-By Commitments

     The Tax-Exempt Reserves and Institutional Money Market Fund may acquire "stand-by commitments" with respect to Municipal Securities held by them. Under a stand-by commitment, a dealer agrees to purchase, at a Fund's option, specified Municipal Securities at a specified price. A Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. A Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield otherwise available for the same securities). Where a Fund pays any consideration directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held by the Fund. Stand-by commitments acquired by a Fund would be valued at zero in determining the Fund's net asset value. The default or bankruptcy of a securities dealer giving such a commitment would not affect the quality of the Municipal Securities purchased by a Fund. However, without a stand-by commitment, these securities could be more difficult to sell. A Fund will enter into stand-by commitments only with those dealers whose credit Columbia believes to be of high quality.

     Stand-by commitments are exercisable by a Fund at any time before the maturity of the underlying Municipal Security, and may be sold, transferred or assigned by the Fund only with respect to the underlying instruments. Although stand-by commitments are often available without the payment of any direct or indirect consideration, if necessary or advisable, the Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for securities acquired subject to the commitment. Where a Fund pays any consideration directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held by the Fund.

     The Funds will enter into stand-by commitments only with banks and broker-dealers that present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, Columbia will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information.

Tender Option Bonds

     The Tax-Exempt Reserves may purchase tender option bonds and similar securities. A tender option bond generally has a long maturity and bears interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, and is coupled with an agreement by a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, usually upon not more than seven days notice or at periodic intervals, to tender their securities to the institution and receive the face value of the securities. In providing the option, the financial institution receives a fee that reduces the fixed rate of the underlying bond and results in the Fund effectively receiving a demand obligation that bears interest at the prevailing short-term tax-exempt rate. Columbia will monitor, on an ongoing basis, the creditworthiness of the issuer of the tender option bond, the financial institution providing the option, and any custodian holding the underlying long-term bond. The bankruptcy, receivership or default of any of the parties to a tender option bond will adversely affect the quality and marketability of the security.

Variable and Floating Rate Instruments

     The Funds may purchase variable and floating rate instruments in accordance with their investment objectives and policies as described in the Prospectuses and this Statement of Additional Information. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

     Each of the Prime Reserves, Tax-Exempt Reserves and Institutional Money Market Fund may invest up to 30% of its assets in variable rate demand notes in the form of synthetic securities. Synthetic securities structures involve trusts and partnerships that, in effect, convert long-term fixed rate bonds into variable or floating rate demand securities. Typically, one or more long-term, high quality, fixed rate bonds of a single state or municipal issuer are deposited in a trust by the sponsor. Holders of interests in the trust receive interest at the current short-term market rate and the sponsor receives the difference between the current market interest rate and the long-term rate paid by the underlying securities. An affiliate of the sponsor or a third party, such as a bank, issues a conditional demand feature permitting holders to recover principal at par within a specified period.

     If a variable or floating rate instrument is not rated, Columbia must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of these Funds, (i) a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency, authority, instrumentality or sponsored enterprise thereof and which has its rate of interest adjusted no less frequently than every 397 calendar days, will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment or earlier maturity, and
(ii) a floating rate instrument issued or guaranteed by the U.S. Government or an agency, authority, instrumentality or sponsored enterprise thereof will be deemed to have a remaining maturity of one day.

     Long-term variable and floating rate obligations held by each Fund other than the Institutional Government Money Market Fund may have maturities of more than 397 days, provided the Funds are entitled to payment of principal upon not more than 30 days' notice or at specified intervals not exceeding one year (upon not more than 30 days' notice).

     Variable and floating rate obligations with a demand feature held by the Funds will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

Custodial Receipts and Certificates of Participation

     Securities acquired by the Institutional Money Market Fund may be in the form of custodial receipts evidencing rights to receive a specific future interest payment, principal payment or both on certain Municipal Securities. Such obligations are held in custody by a bank on behalf of holders of the receipts. These custodial receipts are known by various names, including "Municipal Receipts," "Municipal Certificates of Accrual on Tax-Exempt Securities"

("M-CATS") and "Municipal Zero-Coupon Receipts." The Fund may also purchase from time to time certificates of participation that, in the opinion of counsel to the issuer, are exempt from federal income tax. A certificate of participation gives the Fund an undivided interest in a pool of Municipal Securities held by a bank. Certificates of participation may have fixed, floating or variable rates of interest. If a certificate of participation is unrated, Columbia will have determined that the instrument is of comparable quality to those instruments in which the Fund may invest pursuant to guidelines approved by Galaxy's Board of Trustees. For certain certificates of participation, the Fund will have the right to demand payment, on not more than 30 days' notice, for all or any part of the Fund's participation interest, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment as needed to provide liquidity, to maintain or improve the quality of its investment portfolio or upon a default (if permitted under the terms of the instrument).

Repurchase and Reverse Repurchase Agreements

     Each Fund may purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually specified date and price ("repurchase agreements"). Repurchase agreements will be entered into only with financial institutions such as banks and broker-dealers that are deemed to be creditworthy by Columbia. No Fund will enter into repurchase agreements with Columbia or any of its affiliates. Unless a repurchase agreement has a remaining maturity of seven days or less or may be terminated on demand upon notice of seven days or less, the repurchase agreement will be considered an illiquid security and will be subject to each Fund's 10% limitation on purchases of illiquid instruments described under "Investment Limitations" below.

     The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Fund at not less than the agreed upon repurchase price. If the seller defaulted on its repurchase obligation, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying securities (including accrued interest) were less than the repurchase price (including accrued interest) under the agreement. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. Income on repurchase agreements is taxable. The Tax-Exempt Reserves' investments in repurchase agreements will be, under normal market conditions, subject to such Fund's 20% overall limit on taxable obligations.

     The repurchase price under a repurchase agreement generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to a repurchase agreement will be held by a Fund's custodian or a sub-custodian in a segregated account or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

     The Prime Reserves, Government Reserves, Institutional Money Market Fund and Institutional Treasury Money Market Fund may also borrow funds for temporary purposes by selling portfolio securities to financial institutions such as banks and broker-dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). A reverse repurchase agreement involves the risk that the market value of the securities sold by a

Fund may decline below the repurchase price. A Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement.

     Whenever a Fund enters into a reverse repurchase agreement, the Fund will place in a segregated custodial account liquid assets such as cash or liquid securities equal to the repurchase price (including accrued interest). The Fund will monitor the account to ensure such equivalent value is maintained. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

When-Issued, Delayed Settlement and Forward Commitment Transactions

     Each Fund may purchase eligible securities on a "when-issued" or "delayed settlement" basis. Each of the Institutional Money Market Fund, Institutional Government Money Market Fund and Institutional Treasury Money Market Fund may also purchase or sell securities on a "forward commitment" basis. When-issued and forward commitment transactions, which involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. Delayed settlement describes settlement of a securities transaction in the secondary market sometime in the future. When-issued, forward commitment and delayed settlement transactions involve the risk, however, that the yield or price obtained in a transaction may be less favorable than the yield or price available in the market when the securities delivery takes place. It is expected that, absent unusual market conditions, when-issued purchases, forward commitments and delayed settlement transactions will not exceed 25% of the value of a Fund's total assets. In the event a Fund's when-issued purchases, forward commitments and delayed settlement transactions ever exceeded 25% of the value of its total assets, the Fund's liquidity and the ability of Columbia to manage the Fund might be adversely affected. The Funds do not intend to engage in when-issued purchases, forward commitments and delayed settlement transactions for speculative purposes, but only in furtherance of their investment objectives.

     A Fund may dispose of a commitment prior to settlement if Columbia deems it appropriate to do so. In addition, a Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Funds may realize short-term profits or losses upon the sale of such commitments.

     When a Fund agrees to purchase securities on a when-issued, forward commitment or delayed settlement basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. In the event of a decline in the value of the securities that the custodian has set aside, the Fund may be required to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. A Fund's net assets may fluctuate to a greater degree if it sets aside portfolio securities to cover such purchase commitments than if it sets aside cash. Because a Fund sets aside liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be adversely affected in the event its commitments to purchase securities on a when-issued, forward commitment or delayed settlement basis exceeded 25% of the value of its total assets.

     When a Fund engages in when-issued, forward commitment or delayed settlement transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous for a security. For purposes of determining the average weighted maturity of a Fund's portfolio, the maturity of securities purchased on a when-issued or delayed settlement basis is calculated from the date of settlement of the purchase to the maturity date.

Securities Lending

     Each Fund other than the Tax-Exempt Reserves may lend its portfolio securities to financial institutions such as banks and broker-dealers in accordance with its investment limitations. Such loans would involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Any portfolio securities purchased with cash collateral would also be subject to possible depreciation. Loans will generally be short-term, and will be made only to borrowers deemed by Columbia to be of good standing and only when, in Columbia's judgment, the income to be earned from the loan justifies the attendant risks. The Funds currently intend to limit the lending of their portfolio securities so that, at any given time, securities loaned by a Fund represent not more than one-third of the value of its total assets.

     A Fund that loans portfolio securities would continue to accrue interest on the securities loaned and would also earn income on the loans. Any cash collateral received by the Institutional Government Reserves and Institutional Government Money Market Fund in connection with such loans would be invested in short-term obligations issued or guaranteed by the U.S. Government, its agencies, authorities, instrumentalities or sponsored enterprises; cash collateral received by the Prime Reserves, Institutional Money Market Fund and Institutional Treasury Money Market Fund would be invested in high quality, short-term "money market" instruments.

Guaranteed Investment Contracts

     The Prime Reserves, Institutional Money Market Fund and Institutional Treasury Money Market Fund may invest in guaranteed investment contracts ("GICs") issued by insurance companies. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. A Fund will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated in accordance with the applicable quality requirements described above under "Quality Requirements." GICs are considered illiquid securities and will be subject to each Fund's 10% limitation on illiquid investments, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. No Fund will invest more than 20% of its total assets in GICs.

Asset-Backed Securities

     The Prime Reserves and Institutional Money Market Fund may purchase asset-backed securities which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another. Assets generating such payments will consist of such instruments as motor vehicle installment purchase obligations, credit card receivables and home equity loans. Payment of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with entities issuing the securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of the asset-backed security, will be primarily a function of current market rates, although other economic and demographic factors will be involved. A Fund will only purchase asset-backed securities that meet the applicable quality requirements described above under "Quality Requirements."

     Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

     The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity.

     Prepayments on asset-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Like other fixed income securities, when interest rates rise, the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities.

     Asset-backed securities are subject to greater risk of default during periods of economic downturn. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in the Fund's experiencing difficulty in valuing or liquidating such securities. For these reasons, under certain circumstances, asset-backed securities may be considered illiquid securities.

Investment Company Securities

     Each Fund may invest in securities issued by other investment companies that (a) invest in the types of high quality, short-term instruments in which the Fund may invest directly (limited with respect to the Tax-Exempt Reserves to municipal securities) and that meet the applicable quality requirements described above under "Quality Requirements" and (b) determine their net asset value per share based on the amortized cost or penny-rounding method. Investments in other investment companies will cause a Fund (and, indirectly, the Fund's shareholders) to bear proportionately the costs incurred in connection with the investment companies' operations. Securities of other investment companies may be acquired by a Fund within the limits prescribed by the 1940 Act. Except as otherwise permitted under the 1940 Act, each Fund currently intends to limit its investments in other investment companies so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned in the aggregate by the Funds, other investment portfolios of Galaxy or other investment companies advised by Columbia. A Fund will invest in other investment companies primarily for the purpose of investing its short-term cash which has not as yet been invested in other portfolio instruments. The limitations provided by clauses (a), (b) and (c) above do not apply to an investment of all of the investable assets of the Institutional Money Market Fund in a diversified, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to such Fund.

Loan Participations

     Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. The Institutional Money Market Fund and Institutional Treasury Money Market Fund may only purchase interests in loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Funds may invest. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

STRIPS

     Each of the Institutional Money Market Fund, Institutional Government Money Market Fund and Institutional Treasury Money Market Fund may invest in Separately Traded Interest and Principal Securities ("STRIPS"), which are component parts of U.S. Treasury Securities traded through the Federal Reserve Book-Entry System. Columbia will purchase only those STRIPS that it determines are liquid or, if illiquid, do not violate a Fund's investment policy concerning investments in illiquid securities. Columbia will purchase only those STRIPS that have a remaining maturity of 397 days or less. None of these Funds may invest more than 5% of its total assets in STRIPS and Columbia will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights. The interest-only component of STRIPS is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component generally is unusually volatile in response to changes in interest rates.

Zero Coupon Securities

     Each of the Institutional Money Market Fund, Institutional Government Money Market Fund and Institutional Treasury Money Market Fund may invest in zero coupon securities. A zero coupon security pays no interest or principal to its holder during its life. A zero coupon security is sold at a discount, frequently substantial, and redeemed at face value at its maturity date. The market prices of zero coupon securities are generally more volatile than the market prices of securities of similar maturity that pay interest periodically, and zero coupon securities are likely to react more to interest rate changes than non-zero coupon securities with similar maturity and credit qualities.

Portfolio Securities Generally

     Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Trustees or Columbia, pursuant to guidelines established by the Board, will promptly consider such an event in determining whether the Fund involved should continue to hold the obligation. The Board of Trustees or Columbia may determine that it is appropriate for the Fund to continue to hold the obligation if retention is in accordance with the interests of the particular Fund and applicable regulations of the Securities and Exchange Commission ("SEC").

                             INVESTMENT LIMITATIONS

Prime Reserves, Government Reserves and Tax-Exempt Reserves

     In addition to each of these Funds' investment objectives as stated in the Prospectuses, the following investment limitations are matters of fundamental policy and may not be changed with respect to a Fund without the affirmative vote of the holders of a majority of its outstanding shares (as defined under "Miscellaneous").

     Each of the Prime Reserves, Government Reserves and Tax-Exempt Reserves may not:

     1. Make loans, except that (i) each Fund may purchase or hold debt instruments in accordance with its investment objective and policies,
          (ii) each Fund may enter into repurchase agreements with respect to portfolio securities, and (iii) the Prime Reserves and Government Reserves each may lend portfolio securities against collateral consisting of cash or securities that are consistent with the Fund's permitted investments, where the value of the collateral is equal at all times to at least 100% of the value of the securities loaned.

     2. Purchase securities of any one issuer if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer (the "5% limitation"), except that up to 25% of the value of its total assets may be invested without regard to the 5% limitation; notwithstanding the foregoing restriction, each Fund may invest without regard to the 5% limitation in U.S. Government obligations and as otherwise permitted in accordance with Rule 2a-7 under the 1940 Act or any successor rule.

     3. Borrow money or issue senior securities, except that each Fund may borrow from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing, provided however, that the Prime Reserves and Government Reserves may borrow pursuant to reverse repurchase agreements in accordance with their respective investment policies and in amounts not in excess of 10% of the value of their respective total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Fund's total assets at the time of such borrowing. A Fund will not purchase any portfolio securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

     4. Knowingly invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days, restricted securities, non-negotiable time deposits and other securities which are not readily marketable.

     5. Purchase securities on margin (except such short-term credits as may be necessary for the clearance of purchases), make short sales of securities, or maintain a short position.

     6. Act as an underwriter within the meaning of the Securities Act of 1933, as amended; except insofar as a Fund might be deemed to be an underwriter upon disposition of restricted portfolio securities; and except to the extent that the purchase of securities directly from the issuer thereof in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

     7. Purchase or sell real estate; except that the Prime Reserves and Government Reserves may purchase securities that are secured by real estate, and the Prime Reserves may purchase securities of issuers which deal in real estate or interests therein; and except that the Tax-Exempt Reserves may invest in municipal securities secured by real estate or interests therein; however, the Funds will not purchase or sell interests in real estate limited partnerships.

     8. Purchase or sell commodities or commodity contracts or invest in oil, gas or other mineral exploration or development programs or mineral leases.

     9. Invest in or sell put options, call options, straddles, spreads, or any combination thereof.

     10. Invest in companies for the purpose of exercising management or control.

     In addition, the Prime Reserves and Government Reserves may not:

     11. Purchase securities that would cause 25% or more of the value of a Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided, however, that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or, with respect to the Prime Reserves, by domestic banks or U.S. branches of foreign banks that are subject to the same regulation as domestic banks; (b) with respect to the Prime Reserves, wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) with respect to the Prime Reserves, utilities will be classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone each will be considered a separate industry).

     In addition, the Tax-Exempt Reserves may not:

     12. Purchase any securities that would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided, however, that there is no limitation with respect to securities issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia, or any of their authorities, agencies, instrumentalities, or political subdivisions.

     With respect to Investment Limitation No. 2 above, (a) a security is considered to be issued by the governmental entity or entities whose assets and revenues back the security or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user; (b) in certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee; and (c) securities issued or guaranteed by the U.S. Government, its agencies, authorities, instrumentalities or sponsored enterprises (including securities backed by the full faith and credit of the United States) are deemed to be U.S. Government obligations.

     With respect to Investment Limitation No. 3 above, each of the Prime Reserves and Government Reserves intends to limit any borrowings, including reverse repurchase agreements, to not more than 10% of the value of its total assets at the time of such borrowing.

     If a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of a Fund's portfolio securities generally will not constitute a violation of the limitation. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or for other reasons, the Board of Trustees of Galaxy will determine what actions, if any, are appropriate to maintain adequate liquidity.

     Each Fund may follow non-fundamental operating policies that are more restrictive than its fundamental investment limitations as set forth in the Prospectuses and this Statement of

Additional Information in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, each Fund will comply with the various requirements of Rule 2a-7 under the 1940 Act which regulates money market funds. In accordance with Rule 2a-7, the Prime Reserves is subject to the 5% limitation contained in Investment Limitation No. 2 above as to all of its assets; however, in accordance with such Rule, the Fund will be able to invest more than 5% (but no more than 25%) of its total assets in the securities of a single issuer for a period of up to three business days after the purchase thereof, provided that the Fund may not hold more than one such investment at any one time. Adherence by a Fund to the diversification requirements of Rule 2a-7 is deemed to constitute adherence to the diversification requirements of Investment Limitation No. 2 above. Each Fund will determine the effective maturity of its respective investments, as well as its ability to consider a security as having received the requisite short-term ratings by Rating Agencies, according to Rule 2a-7. A Fund may change these operating policies to reflect changes in applicable laws and regulations without the approval of its shareholders.

     Rule 144A under the 1933 Act allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Investment by the Prime Reserves or Tax-Exempt Reserves in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund during any period that qualified institutional buyers were no longer interested in purchasing these securities. For purposes of each Fund's 10% limitation on purchases of illiquid securities described above, Rule 144A securities will not be considered to be illiquid if Columbia has determined, in accordance with guidelines established by the Board of Trustees, that an adequate trading market exists for such securities.

Institutional Money Market Fund, Institutional Government Money Market Fund and Institutional Treasury Money Market Fund

     In addition to each of these Funds' investment objectives as stated in the Prospectuses, the following investment limitations are matters of fundamental policy and may not be changed with respect to a Fund without the affirmative vote of the holders of a majority of its outstanding shares (as defined under "Miscellaneous" below).

     Each of the Institutional Money Market Fund and Institutional Government Money Market Fund may not:

     1. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted by the 1940 Act.

     2. Make any investment inconsistent with the Fund's classification as a diversified series of an open-end investment company under the 1940 Act, provided, however, that (a) the Fund may invest without regard to this limitation to the extent permitted by Rule 2a-7 under the 1940 Act or any successor rule, and (b) the Institutional Money Market Fund may invest all of its investable assets in a Qualifying Portfolio (i.e., a diversified, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund).

     3. Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than (a) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, (b) with respect to the Institutional Money Market Fund, securities issued by domestic banks, foreign branches of domestic banks and U.S. branches of foreign banks, and (c) with respect to the Institutional Money Market Fund, investment of all of the investable assets of the Fund in a Qualifying Portfolio (i.e., a diversified, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund)).

     4.   Make loans except to the extent permitted by the 1940 Act.

     5. Underwrite securities of other issuers, except insofar as the Fund technically may be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities.

     6. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

     7. Purchase or sell commodities or commodity contracts except that a Fund may, to the extent consistent with its investment objective and policies, purchase and sell financial futures contracts and related options and foreign currency forward contracts, futures contracts and related options.

     The Institutional Treasury Money Market Fund may not:

     8. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities and to investments in obligations issued by domestic banks, foreign branches of domestic banks and U.S. branches of foreign banks, to the extent that the Fund may under the 1940 Act reserve freedom of action to concentrate its investments in such securities. The Fund has reserved its freedom of action to concentrate its investments in government securities and bank instruments described in the foregoing sentence. For purposes of this limitation, (i) utility companies will be divided according to their services; for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services; for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational entities will be considered to be a separate industry; and (iv) loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower.

     9. Make loans, except that the Fund may (a) purchase or hold debt instruments in accordance with its investment objective and policies;
          (b) enter into repurchase agreements; and (c) engage in securities lending as described in the Prospectuses and in this Statement of Additional Information.

     10. Acquire more than 10% of the voting securities of any one issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) or invest more than 5% of the total assets of the Fund in the securities of an issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities).

     11.  Invest in companies for the purpose of exercising control.

     12. Borrow, except that the Fund may borrow money from banks and may enter into reverse repurchase agreements, in either case in an amount not to exceed 33-1/3% of the Fund's total assets and then only as a temporary measure for extraordinary or emergency purposes (which may include the need to meet shareholder redemption requests). This borrowing provision is included solely to facilitate the orderly sale of Fund securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. The Fund will not purchase any securities for its portfolio at any time at which its borrowings equal or exceed 5% of its total assets (taken at market value), and any interest paid on such borrowings will reduce income.

     13. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by Investment Limitation No. 12 above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

     14. Purchase or sell real estate, including real estate limited partnership interests, commodities and commodities contracts, but excluding interests in a pool of securities that are secured by interests in real estate. However, subject to its permitted investments, the Fund may invest in companies which invest in real estate, commodities or commodities contracts. The Fund may invest in futures contracts and options thereon to the extent described in the Prospectuses and elsewhere in this Statement of Additional Information.

     15. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

     16. Act as underwriter of securities of other issuers, except as it may be deemed an underwriter under federal securities laws in selling a security held by the Fund.

     17. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

     18. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

     19. Write or purchase puts, calls, or other options or combinations thereof, except that the Fund may write covered call options with respect to any or all of the securities it holds, subject to any limitations described in the Prospectuses or elsewhere in this Statement of Additional Information and the Fund may purchase and sell other options as described in the Prospectuses and this Statement of Additional Information.

     The following investment limitations with respect to the Institutional Money Market Fund and Institutional Government Money Market Fund may be changed by Galaxy's Board of Trustees without shareholder approval:

     20. A Fund may not sell securities short, maintain a short position, or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

     21. A Fund may not write or sell put options, call options, straddles, spreads or any combination thereof, except that the Institutional Money Market Fund may, to the extent consistent with its investment objective and policies, write covered call options and purchase and sell other options.

     22. A Fund may not purchase the securities of companies for the purpose of exercising control.

     23. A Fund may not purchase securities of other investment companies except as permitted by the 1940 Act, except that the Institutional Money Market Fund may invest all of its investable assets in a Qualifying Portfolio (i.e., a diversified, open-end investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund).

     24. The Institutional Government Money Market Fund may not invest more than 10% of its net assets in illiquid securities.

     25. The Institutional Government Money Market Fund may purchase foreign securities to the extent consistent with its investment objective and policies.

     26. The Institutional Government Money Market Fund may not purchase securities other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, some of which may be subject to repurchase agreements.

     27. The Institutional Government Money Market Fund may not invest in obligations having remaining maturities in excess of 397 days, except that certain variable and floating rate instruments may bear longer maturities (provided certain provisions are met).

     The following investment limitations with respect to the Institutional Money Market Fund and Institutional Treasury Money Market Fund may be changed by Galaxy's Board of Trustees without shareholder approval:

     28.  Neither Fund may invest in warrants.

     29. Neither Fund may invest in illiquid securities in an amount exceeding, in the aggregate, 10% of that Fund's net assets, provided that this limitation does not apply to an investment of all of the investable assets of the Institutional Money Market Fund in a Qualifying Portfolio (i.e., a diversified, open-end investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund).

     30. Neither Fund may purchase or retain securities of an issuer if, to the knowledge of Galaxy, an officer, trustee, member or director of Galaxy or any investment adviser of Galaxy owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, members and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

     31. Neither Fund may invest in interests in oil, gas or other mineral exploration or development programs. Neither Fund may invest in oil, gas or mineral leases.

     With respect to Investment Limitation Nos. 1 and 12 above, the 1940 Act permits a Fund to borrow from any bank, provided that immediately after any such borrowing, there is an asset coverage of at least 300% for all borrowings of the Fund. In addition, a Fund may engage in certain securities trading practices, such as reverse repurchase agreements, that are deemed to be borrowings under the 1940 Act, provided that the Fund maintains in a segregated custodial account liquid assets equal to the repurchase price (including accrued interest).

     With respect to Investment Limitation Nos. 2 and 10 above, the 1940 Act prohibits a diversified Fund from purchasing the securities of any one issuer if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer (the "5% limitation") or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that (a) up to 25% of the value of the Fund's total assets may be invested without regard to these limitations and (b) the Fund may invest in U.S. Government obligations without regard to these limitations.

     With respect to Investment Limitation Nos. 4 and 9 above, the 1940 Act permits a Fund to lend its portfolio securities against collateral having a value equal at all times to at least 100% of the value of the securities loaned. However, no portfolio securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loaned by the Fund would exceed 33-1/3% of the value of its total assets (including the value of the collateral for the loans) at the time of the loan. In addition, a Fund may engage in certain securities trading practices, such as repurchase agreements, that are deemed to be loans under the 1940 Act.

     With respect to Investment Limitation Nos. 17 and 23 above, the 1940 Act prohibits a Fund, subject to certain exceptions, from acquiring the securities of other investment companies if, as a result of such acquisition, (a) the Fund owns more than 3% of the total outstanding voting stock of the investment company; (b) securities issued by any one investment company represent more than 5% of the total assets of the Fund; or (c) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

     Each Fund may purchase restricted securities, which are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under the federal securities laws. Certain restricted securities may be considered liquid pursuant to guidelines established by the Board of Trustees. To the extent restricted securities are deemed illiquid, each Fund will limit its purchase of such securities, together with other securities considered to be illiquid, to 10% of its net assets.

     Except as stated otherwise, if a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of a Fund's portfolio securities generally will not constitute a violation of the limitation. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to borrowings, if a Fund's asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce the amount of its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.

     Each Fund may follow non-fundamental operating policies that are more restrictive than its fundamental investment limitations as set forth in this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, each Fund will comply with the various requirements of Rule 2a-7 under the 1940 Act which regulates money market funds. In accordance with Rule 2a-7, the Institutional Money Market Fund is subject to the 5% limitation described in connection with Investment Limitation No. 2 above as to all of its assets; however in accordance with such Rule, the Funds will be able to invest more than 5% (but no more than 25%) of its total assets in the securities of a single issuer for a period of up to three business days after the purchase thereof, provided that the Fund may not hold more than one such investment at any one time. Adherence by a Fund to the diversification requirements of Rule 2a-7 is deemed to constitute adherence to the diversification requirements of Investment Limitation Nos. 2 and 10 above. Each Fund will determine the effective maturity of its respective investments, as well as its ability to consider a security as having received the requisite short-term ratings by Rating Agencies, according to Rule 2a-7. A Fund may change these operating policies to reflect changes in the laws and regulations without the approval of its shareholders.

     The Institutional Money Market Fund may purchase Rule 144A securities. Rule 144A under the 1933 Act allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Investments by the Fund in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund during any period that qualified institutional buyers were no longer interested in purchasing these securities. For purposes of the Fund's 10% limitation on purchases of illiquid securities described above, Rule 144A securities will not be considered to be illiquid if Columbia has determined, in accordance with guidelines established by the Board of Trustees, that an adequate trading market exists for such securities.

                                 NET ASSET VALUE

     Galaxy uses the amortized cost method of valuation to value shares of the Funds. In order to use the amortized cost method, the Funds comply with the various quality and maturity restrictions specified in Rule 2a-7 promulgated under the 1940 Act. Pursuant to this method, a security is valued at its initial acquisition cost, as adjusted for amortization of premium or accretion of discount, regardless of the impact of fluctuating interest rates on the market value of the security. Where it is not appropriate to value a security by the amortized cost method, the security will be valued either by market quotations or by fair value as determined by or under the direction of Galaxy's Board of Trustees. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the security. The value of securities in each of the Funds can be expected to vary inversely with changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security is held to maturity, no gain or loss will be realized.

     The Funds invest only in instruments that meet the applicable quality requirements of Rule 2a-7 and maintain a dollar-weighted average portfolio maturity appropriate to their objective of maintaining a stable net asset value per share, provided that none of the Funds will purchase any security deemed to have a remaining maturity (as defined in the 1940 Act) of more than 397 days nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. Galaxy's Board of Trustees has established procedures reasonably designed, taking into account current market conditions and each Fund's investment objective, to stabilize the net asset value per share of each Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share of each Fund, calculated by using available market quotations, deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, the Board of Trustees will promptly consider what action, if any, should be initiated. If the Board of Trustees believes that the extent of any deviation from a Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, it has agreed to take such steps as it considers appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; redeeming shares in kind; reducing the number of a Fund's outstanding shares without monetary consideration; or utilizing a net asset value per share determined by using available market quotations.

                                    DIVIDENDS

     As stated, Galaxy uses its best efforts to maintain the net asset value per share of each Fund at $1.00. As a result of a significant expense or realized or unrealized loss incurred by any of the Funds, it is possible that a Fund's net asset value per share may fall below $1.00. Should

Galaxy incur or anticipate any unusual or unexpected significant expense or loss which would affect disproportionately the income of a Fund for a particular period, the Board of Trustees would at that time consider whether to adhere to the present dividend policy with respect to the Funds or to revise it in order to ameliorate to the extent possible the disproportionate effect of such expense or loss on the income of the Fund experiencing such effect. Such expense or loss may result in a shareholder's receiving no dividends for the period in which he or she holds shares of a Fund and/or receiving upon redemption a price per share lower than that which he or she paid.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares in each Fund are sold on a continuous basis by Galaxy's distributor, Columbia Funds Distributor, Inc. ("CFDI") (formerly known as Liberty Fund Distributors, Inc.). CFDI, an affiliate of Columbia, is a registered broker-dealer with its principal offices located at One Financial Center, Boston, Massachusetts 02111. CFDI has agreed to use appropriate efforts to solicit purchase orders. Prior to July 22, 2002, PFPC Distributors, Inc. served as Galaxy's distributor.

Purchases of Reserve Shares and Premier Shares

     Reserve Shares are offered to customers of Quick & Reilly, Inc. ("Quick & Reilly") who maintain a Quick Asset(R) account with Quick & Reilly and to customers who maintain qualified accounts with certain brokerage firms that are clients of U.S. Clearing. Premier Shares are offered to customers who maintain Valet Accounts with certain brokerage firms that are clients of U.S. Clearing. In addition to the purchase procedures described in the applicable Prospectuses, Quick & Reilly and U.S. Clearing brokerage clients may have additional procedures to follow. One should contact their broker-dealer representative for further information.

Purchases of Institutional Shares

     Investments in Institutional Shares (formerly designated Class I Shares) of the Funds are not subject to any sales charge. Institutional Shares of the Funds may be purchased by institutional investors that are purchasing shares on their own behalf and by FIS Securities, Inc., Fleet Securities, Inc., FleetBoston Financial Corporation, its affiliates, their correspondent banks and other qualified banks, saving and loan associations and broker/dealers on behalf of their customers. Purchases of Institutional Shares may take place only on Business Days (as defined in the applicable Prospectuses). If an institution accepts a purchase order from a customer on a non-Business Day, the order will not be executed until it is received and accepted by CFDI on a Business Day in accordance with CFDI's procedures.

     Institutional Shares of the Funds purchased by institutions on behalf of their customers will normally be held of record by the institution and beneficial ownership of such Institutional Shares will be recorded by the institution and reflected in the account statements provided to its customers. Depending on the terms of the arrangement between a particular institution and Galaxy's transfer agent, confirmations of Institutional Share purchases and redemptions and pertinent account statements will either be sent by Galaxy's transfer agent directly to a customer with a copy to the institution, or will be furnished directly to the customer by the institution. Other procedures for the purchase of Institutional Shares established by institutions in connection with the requirements of their customer accounts may apply. Customers wishing to purchase Institutional Shares through their institution should contact such entity directly for appropriate purchase instructions.

Purchases of Select Shares and Preferred Shares

     Investments in Select Shares (formerly designated Class II Shares) and Preferred Shares (formerly designated Class III Shares) of the Funds are not subject to any sales charge. Select Shares and Preferred Shares of the Funds are available for purchase by qualified financial institutions, such as banks, savings and loan associations and broker-dealers, including financial institutions affiliated with Columbia, which have entered into a sales agreement and servicing agreement with respect to the Funds and that are purchasing shares of a Fund on behalf of their customers. Purchases of Select Shares and Preferred Shares may take place on any Business Day (as defined in the applicable Prospectuses). If an institution accepts a purchase order from a customer on a non-Business Day, the order will not be executed until it is received and accepted by CFDI on a Business Day in accordance with CFDI's procedures.

     Select Shares and Preferred Shares of the Funds purchased by institutions on behalf of their customers will normally be held of record by the institution and beneficial ownership of such shares will be recorded by the institution and reflected in the account statements provided to its customers. Depending on the terms of the arrangement between a particular institution and Galaxy's transfer agent, confirmations of share purchases and redemptions and pertinent account statements will either be sent by Galaxy's transfer agent directly to a customer with a copy to the institution, or will be furnished directly to the customer by the institution. Other procedures for the purchase of shares established by institutions in connection with the requirements of their customer accounts may apply. Customers purchasing Select Shares or Preferred Shares should contact their institution directly for appropriate purchase instructions.

Other Purchase and Redemption Information

     On a Business Day when the New York Stock Exchange (the "Exchange") closes early due to a partial holiday or otherwise, Galaxy will advance the time at which purchase and redemption orders must be received in order to be processed on that Business Day.

     Redemption orders are effected at the net asset value per share next determined after proper receipt of the order. Galaxy may require any information reasonably necessary to ensure that a redemption has been duly authorized. Galaxy reserves the right to transmit redemption proceeds within seven days after receiving the redemption order if, in its judgment, an earlier payment could adversely affect a Fund.

     Galaxy may suspend the right of redemption or postpone the date of payment for shares for more than seven days during any period when (a) trading in the markets the Funds normally utilize is restricted, or an emergency, as defined by the rules and regulations of the Securities and Exchange Commission ("SEC"), exists making disposal of a Fund's investments or determination of its net asset value not reasonably practicable; (b) the Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC by order has permitted such suspension.

     With respect to Institutional Shares, Select Shares and Preferred Shares, Galaxy generally requires that an institution maintain an average balance of $2,000,000 in an account. If the balance in such account falls below that minimum, the institution may be obliged by Galaxy to redeem all of the shares in the account. In addition, Galaxy may redeem shares involuntarily or make payment for redemption in securities if it appears appropriate to do so in light of Galaxy's responsibilities under the 1940 Act. Galaxy reserves the right to waive the minimum investment requirement.

     If the Board of Trustees determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, Galaxy may make payment wholly or partly in securities or other property. Such redemptions will only be made in "readily marketable" securities. In such an event, a shareholder would incur transaction costs in selling the securities or other property. However, Galaxy has filed an election with the SEC to pay in cash all redemptions requested by a shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of a Fund at the beginning of such period. Such commitment cannot be revoked without the prior approval of the SEC.

Special Procedures for In-Kind Payments

     Payments for Reserve Shares and Premier Shares of the Prime Reserves, Government Reserves and Tax-Exempt Reserves Fund may, in the discretion of the respective Fund, be made in the form of securities that are permissible investments for the Fund as described in the Prospectuses. For further information about this form of payment, contact your broker-dealer representative. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing procedures used by the Fund; that the Fund receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; that adequate information be provided to the Fund concerning the basis and other tax matters relating to the securities; and that the amount of the purchase be at least $1,000,000.

Exchange Privilege - Institutional Shares

     An exchange involves a redemption of all or a portion of your Institutional Shares and the investment of the redemption proceeds in Retail A Shares of another Fund offered by Galaxy or for shares of any other Fund that is managed by Columbia or any of its affiliates in which an investor has an existing account. The redemption will be made at the per share net asset value next determined after the exchange request is received. The shares of a Fund to be acquired will be purchased at the net asset value per share next determined after acceptance of the exchange request, plus any applicable sales charge.

     Investors may find the exchange privilege useful if their investment objectives or market outlook should change after they invest in any of the Funds. For further information regarding Galaxy's exchange privilege, investors should call Galaxy's distributor at 1-866-840-5469. Customers of institutions should call their institution for such information. Investors exercising the exchange privilege into other portfolios should request and review the prospectuses for these portfolios prior to making an exchange. Telephone 1-866-840-5469 for a prospectus or to make an exchange.

     In order to prevent abuse of this privilege to the disadvantage of other shareholders, Galaxy reserves the right to terminate the exchange privilege of any shareholder who requests more than three exchanges a year. Galaxy will determine whether to do so based on a consideration of both the number of exchanges that any particular shareholder or group of shareholders has requested and the time period over which their exchange requests have been made, together with the level of expense to Galaxy which will result from effecting additional exchange requests. The exchange privilege may be modified or terminated at any time. At least 60 days' notice of any material modification or termination will be given to shareholders except where notice is not required under the regulations of the SEC.

     For federal income tax purposes, an exchange of shares is a taxable event and, accordingly, a capital gain or loss may be realized by an investor. Before making an exchange request, an investor should consult a tax or other financial adviser to determine the tax consequences.

                                      TAXES
In General

     Each Fund qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the "Code"), and to distribute out its income to shareholders each year, so that each Fund itself generally will be relieved of federal income and excise taxes. If a Fund were to fail to so qualify: (1) the Fund would be taxed at regular corporate rates on its net taxable investment income without any deduction for distributions to shareholders; and (2) shareholders would recognize dividend income on distributions attributable to the Fund's earnings. Moreover, if a Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall was large enough, the Fund could be disqualified as a regulated investment company.

     A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses) for the one-year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

     For federal income tax purposes, a Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss. As of October 31, 2003, the Institutional Government Money Market Fund had a capital loss carry-forward in the amount of $5,154 which expires in 2004. This amount is available to be carried forward to offset future capital gains to the extent permitted by the Code and applicable regulations.

     Dividends declared in October, November or December of any year which are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Funds on December 31 of such year if such dividends are actually paid during January of the following year.

     The Funds will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Funds that he or she is not subject to back up withholding when required to do so or that he or she is an "exempt recipient." For 2003-04, the withholding rate is 28%.

     A taxable gain or loss may be realized by a shareholder upon redemption, transfer or exchange of shares of a Fund depending upon the tax basis of such shares and their price at the time of redemption, transfer or exchange.

Tax-Exempt Reserves

     Dividends from the Tax-Exempt Reserves that are derived from exempt-interest income ("exempt-interest dividends") may be treated by a Fund's shareholders as items of interest excludable from their gross income under
Section 103(a) of the Code, unless, under the circumstances applicable to a particular shareholder, exclusion would be disallowed. Dividends that are derived from taxable income or from long-term or short-term capital gains will be subject to federal income tax, whether such dividends are paid in the form of cash or additional shares of the Fund.

     An investment in the Tax-Exempt Reserves is not intended to constitute a balanced investment program. Shares of the Fund would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would the shareholder not gain any additional benefit from the Fund's dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed. In addition, the Fund may not be an appropriate investment for entities which are "substantial users" of facilities financed by "private activity bonds" or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who (i) regularly uses a part of such facilities in his or her trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (ii) occupies more than 5% of the usable area of such facilities or (iii) are persons for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

     In order for the Tax-Exempt Reserves to pay exempt-interest dividends for any taxable year, at the close of each taxable quarter at least 50% of the aggregate value of the Fund's portfolio must consist of exempt-interest obligations.

     Shareholders should note that, upon the sale or exchange of shares of the Tax-Exempt Reserves, if the shareholder has not held such shares for more than six months, any loss on the sale or exchange of those shares will be disallowed to the extent of the exempt-interest dividends received with respect to the shares.

State and Local

     Exempt-interest dividends and other distributions paid by the Tax-Exempt Reserves may be taxable to shareholders under state or local law as dividend income, even though all or a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

Miscellaneous

     Shareholders will be advised annually as to the federal income tax consequences of distributions made each year.

                              TRUSTEES AND OFFICERS

     The business and affairs of the Funds are managed under the direction of Galaxy's Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts and the Trust's Declaration of Trust. Information pertaining to the trustees and officers of Galaxy is set forth below. Trustees who are not deemed to be "interested persons" of Galaxy as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of Galaxy are referred to as "Interested Trustees."

                                                                                   Number of
                                           Term of                                 Portfolios
                                         Office and                                 in Fund
                           Position(s)    Length of                                Complex/3/
                            Held with       Time       Principal Occupation(s)     Overseen by       Other Directorships
Name, Address and Age/1/     Galaxy       Served/2/      During Past 5 Years         Trustee          Held by Trustee/4/
-----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------

Dwight E. Vicks, Jr.       Chairman &      Since      Chairman, Director and           13        Director, Utica First
Age 70                       Trustee       4/2/86     Treasurer, Vicks                           Insurance Company; Director,
                                                      Lithograph & Printing                      SBU Bank; Director, Partners
                                                      Corporation (book                          Trust Financial Group;
                                                      manufacturing).                            Director, Monitor Life
                                                                                                 Insurance Company; Director,
                                                                                                 Commercial Travelers Mutual
                                                                                                 Insurance Company.

                                                                                   Number of
                                           Term of                                 Portfolios
                                         Office and                                 in Fund
                           Position(s)    Length of                                Complex/3/
                            Held with       Time       Principal Occupation(s)     Overseen by        Other Directorships
Name, Address and Age/1/     Galaxy       Served/2/      During Past 5 Years        Trustee            Held by Trustee/4/
-----------------------------------------------------------------------------------------------------------------------------
Louis DeThomasis             Trustee       Since      President, Saint Mary's          13                    None
Age 63                                    7/24/86     University of Minnesota.

Kenneth A Froot/5/           Trustee       Since      Professor of Finance,            14                    None
Age 46                                    12/5/00     Harvard University.

James M. Seed                Trustee       Since      President, The Astra             13        Chairman and Director,
Age 62                                    5/26/88     Ventures, Incorporated                     Fischer-Watt Gold Co.;
                                                      (oil and gas exploration;                  Director, XSCI, Inc.
                                                      private equity).

INTERESTED TRUSTEE
------------------

John T. O'Neill/6/           Trustee       Since      Private Investor;                13                    None
Age 59                                    2/25/88     Executive Vice President
                                                      and Chief Financial
                                                      Officer, Hasbro, Inc.
                                                      (toy and game
                                                      manufacturer) until
                                                      December 1999.

                                                                                   Number of
                                           Term of                                 Portfolios
                                         Office and                                 in Fund
                           Position(s)    Length of                                Complex/3/
                            Held with       Time       Principal Occupation(s)     Overseen by        Other Directorships
Name, Address and Age/1/     Galaxy       Served/2/      During Past 5 Years        Trustee            Held by Trustee/4/
-----------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------

Joseph R. Palombo/7/        President      Since      Chief Operating Officer,         N/A                   N/A
One Financial Center                      2/27/03     Columbia Management
Boston, MA 02111                                      Group, Inc., since
Age 50                                                November 2001; Chief
                                                      Operations Officer of
                                                      Mutual Funds, Liberty
                                                      Financial Companies,
                                                      Inc., from August 2000 to
                                                      November 2001; Executive
                                                      Vice President, Stein Roe
                                                      & Farnham Incorporated,
                                                      since April 1999 and
                                                      Director since September
                                                      2000; Executive Vice
                                                      President and Director,
                                                      Colonial Management
                                                      Associates, Inc., since
                                                      April 1999; Executive
                                                      Vice President and Chief
                                                      Administrative Officer,
                                                      Liberty Funds Group, LLC,
                                                      since April 1999; Trustee
                                                      and Chairman of the
                                                      Board, the Stein Roe
                                                      Family of Funds, since
                                                      October 2000; Manager,
                                                      Stein Roe Floating Rate
                                                      Limited Liability
                                                      Company, since October
                                                      2000; Vice President, the
                                                      Liberty Funds, from April
                                                      1999 to August 2000;
                                                      Chief Operating Officer
                                                      and Chief Compliance
                                                      Officer, Putnam Mutual
                                                      Funds, from December 1993
                                                      to March 1999.

                                                                                   Number of
                                           Term of                                 Portfolios
                                         Office and                                 in Fund
                           Position(s)    Length of                                Complex/3/
                            Held with       Time       Principal Occupation(s)     Overseen by        Other Directorships
Name, Address and Age/1/     Galaxy       Served/2/      During Past 5 Years        Trustee            Held by Trustee/4/
-----------------------------------------------------------------------------------------------------------------------------

Glen P. Martin                 Vice        Since      Director, Money Market           N/A                   N/A
One Financial Center        President      9/5/02     Business, and Senior Vice
Boston, MA 02111                                      President, Columbia
Age 44                                                Management Group, Inc.,
                                                      since January 2003;
                                                      Director, Strategy and
                                                      Product Management
                                                      Division, and Senior Vice
                                                      President, Columbia
                                                      Management Group, Inc.,
                                                      from March 2002 to
                                                      December 2002; Interim
                                                      Managing Director, Mutual
                                                      Fund Division, and Senior
                                                      Vice President, Fleet
                                                      Investment Management,
                                                      from April 2001 to March
                                                      2002; Director, Product
                                                      Development and
                                                      Marketing, and Senior
                                                      Vice President, Fleet
                                                      Investment Management,
                                                      from March 1999 to April
                                                      2001; Vice President of
                                                      Investment Marketing
                                                      Management, Fleet
                                                      Investment Management,
                                                      from May 1997 to March
                                                      1999.

Vicki L. Benjamin/8/         Chief          Since     Vice President, Liberty          N/A                   N/A
One Financial Center       Accounting      9/5/02     Funds Group, LLC, since
Boston, MA 02111           Officer and                April 2001; Vice
Age 42                     Controller                 President, Corporate
                                                      Audit, State Street Bank
                                                      and Trust Company, from
                                                      May 1998 to April 2001;
                                                      Senior Audit Manager,
                                                      Coopers & Lybrand, LLP,
                                                      from July 1997 to May
                                                      1998; Audit Manager,
                                                      Coopers & Lybrand, LLP,
                                                      from July 1994 to June
                                                      1997.

                                                                                   Number of
                                           Term of                                 Portfolios
                                         Office and                                 in Fund
                           Position(s)    Length of                                Complex/3/
                            Held with       Time       Principal Occupation(s)     Overseen by        Other Directorships
Name, Address and Age/1/     Galaxy       Served/2/      During Past 5 Years        Trustee            Held by Trustee/4/
-----------------------------------------------------------------------------------------------------------------------------
J. Kevin Connaughton/9/     Treasurer       Since     Senior Vice President,           N/A                   N/A
One Financial Center                       9/5/02     Liberty Funds Group, LLC,
Boston, MA 02111                                      since January 2001; Vice
Age 39                                                President, Liberty Funds
                                                      Group, LLC, from April
                                                      2000 to January 2001;
                                                      Vice President, Colonial
                                                      Management Associates,
                                                      Inc., from February 1998
                                                      to October 2000.

W. Bruce McConnel           Secretary       Since     Partner of the law firm          N/A                   N/A
One Logan Square                           4/03/86    Drinker Biddle & Reath
18/th/ & Cherry Streets                               LLP.
Philadelphia, PA 19103
Age 60

----------

<F1>
/1/ Each trustee may be contacted by writing to the trustee, c/o The Galaxy Fund, One Financial Center, Boston, Massachusetts 02111, Attn: Glen P. Martin.
<F2>
/2/ Each trustee holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date a trustee dies, resigns or is removed or adjudged incompetent by the Board of Trustees in accordance with Galaxy's Declaration of Trust; (c) in accordance with the current resolutions of the Board of Trustees (which may be changed by the trustees without shareholder approval) at the end of the calendar year during which the trustee attains the age of 70 years (75 years with respect to each current trustee except Mr. Froot); or (d) Galaxy terminates. Each officer holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date an officer dies, resigns or is removed by the Board of Trustees in accordance with Galaxy's Code of Regulations; or
     (c) Galaxy terminates.
<F3>
/3/ The "Fund Complex" consists of all registered investment companies for which Columbia or any of its affiliates serves as investment adviser. Each trustee oversees the thirteen Galaxy portfolios that are currently offered for sale. Galaxy is authorized to offer two additional portfolios that had not commenced operations as of the date of this Statement of Additional Information. Prior to December 9, 2002, each trustee was also a trustee of Galaxy Fund II and prior to April 14, 2003, each trustee was also a trustee of The Galaxy VIP Fund. On December 9, 2002 and April 14, 2003, Galaxy Fund II and The Galaxy VIP Fund, respectively, were reorganized into the Liberty Family of Funds. Mr. Froot is also a Director of Columbia Management Multi-Strategy Hedge Fund, LLC, a Delaware limited liability company registered under the 1940 Act, which is advised by Columbia.
<F4>
/4/ Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act that are not in the Fund Complex.
<F5>
/5/ Prior to June 26, 2000, Mr. Froot was a trustee of the Boston 1784 Funds, which was advised by Fleet National Bank, an affiliate of Columbia. On June 26, 2000, the Boston 1784 Funds were reorganized into Galaxy.
<F6>
/6/ Mr. O'Neill is considered to be an Interested Trustee because he owns securities issued by FleetBoston Financial Corporation.
<F7>
/7/ Mr. Palombo served as Vice President of Galaxy from September 5, 2002 until February 27, 2003.
<F8>
/8/ Ms. Benjamin also serves as Chief Accounting Officer and Controller of the Liberty Funds and the Liberty All-Star Family of Funds ("Liberty All-Star Funds"). The Liberty All-Star Funds consist of 2 closed-end investment company portfolios.
<F9>
/9/ Mr. Connaughton also serves as Treasurer of the Liberty Funds and the Liberty All-Star Funds.

                                     - 42 -

Standing Board Committees

     The Board of Trustees has established three committees, i.e., Audit, Nominating and Valuation.

     The Audit Committee oversees Galaxy's accounting and financial reporting process. Among its responsibilities, the Audit Committee annually determines the engagement and compensation of Galaxy's independent auditors, reviews and approves the audit and non-audit services performed by the independent auditors, evaluates the adequacy of Galaxy's internal financial and disclosure controls, oversees the audit process and reviews with the auditors the scope and results of the audit of Galaxy's financial statements. The Audit Committee is a "committee of the whole" in that all of the trustees serve on the Committee. The Audit Committee met four times during the fiscal year ended October 31, 2003.

     The Nominating Committee is responsible for the selection and nomination of candidates for appointment or election to serve as trustees. The Nominating Committee consists of three Independent Trustees (Messrs. DeThomasis, Seed and Vicks). There were no formal meetings of the Nominating Committee during the fiscal year ended October 31, 2003. The Nominating Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Committee in care of Galaxy's Secretary.

     The Valuation Committee is responsible for the review of pricing and valuation issues as needed. The Valuation Committee consists of two Independent Trustees (Messrs. Seed and Vicks). There were no formal meetings of the Valuation Committee during the fiscal year ended October 31, 2003.

Trustee Ownership of Fund Shares

     The following table shows the dollar range of shares beneficially owned by each trustee in the Funds and other portfolios of Galaxy.

-----------------------------------------------------------------------
                                                Aggregate Dollar Range
                                                of Equity Securities in
                           Dollar Range of     All Portfolios in Galaxy
                          Equity Securities          Complex/2/
Name of Trustee            in the Funds/1/       Overseen by Trustee
-----------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------
Dwight E. Vicks, Jr.
-----------------------------------------------------------------------
Kenneth A. Froot
-----------------------------------------------------------------------
Louis DeThomasis
-----------------------------------------------------------------------
James M. Seed
-----------------------------------------------------------------------
INTERESTED TRUSTEE
-----------------------------------------------------------------------
John T. O'Neill
-----------------------------------------------------------------------

----------

/1/ Includes the value of shares beneficially owned by each trustee in each Fund as of December 31, 2003.

/2/ Consists solely of Galaxy. As of December 31, 2003, Galaxy consisted of 15 portfolios.

     As of [February __,] 2004, the trustees and officers of Galaxy owned less than 1% of its outstanding shares.

Board Compensation

     Each trustee receives an annual aggregate fee of $54,000 for his services as a trustee of Galaxy, plus an additional $4,000 for each in-person Galaxy Board meeting attended, and is reimbursed for expenses incurred in attending all meetings. Each trustee also receives $750 for each telephone Board meeting in which the trustee participates, $1,000 for each in-person Board committee meeting attended and $500 for each telephone Board committee meeting in which the trustee participates. The Chairman of the Board is entitled to an additional annual fee in the amount of $4,000 for his services in this capacity. The foregoing trustees' and officers' fees are allocated among the portfolios of Galaxy based on their relative net assets.

     Effective March 1, 1996, each trustee became entitled to participate in The Galaxy Fund, The Galaxy VIP Fund and Galaxy Fund II Deferred Compensation Plans (the "Original Plans"). Effective January 1, 1997, the Original Plans were merged into The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (together with the Original Plans, the "Plan"). Under the Plan, a trustee may elect to have his deferred fees treated as if they had been invested by Galaxy in the shares of one or more portfolios of Galaxy, or other types of investment options, and the amount paid to the trustees under the Plan will be determined based upon the performance of such investments. Deferral of trustees' fees will have no effect on a portfolio's assets, liabilities, and net income per share, and will not obligate Galaxy to retain the services of any trustee or obligate a portfolio to any level of compensation to the trustee. Galaxy may invest in underlying securities without shareholder approval.

     No employee of Columbia or any of its affiliates or of PFPC Inc. ("PFPC"), Galaxy's sub-administrator, receives any compensation from Galaxy for acting as an officer.

     The following table provides certain information about the fees received by Galaxy's trustees during the Funds' fiscal year ended October 31, 2003.

================================================================================
                                             Pension or       Total Compensation
                            Aggregate    Retirement Benefits   from Galaxy and
                           Compensation    Accrued as Part     Fund Complex/1/
Name of Person/Position    From Galaxy    of Fund Expenses     Paid to Trustees
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
Dwight E. Vicks, Jr.
Chairman and Trustee            $              None                    $
--------------------------------------------------------------------------------
Rev. Louis DeThomasis
Trustee                         $              None                    $
--------------------------------------------------------------------------------
James M. Seed/2/
Trustee                         $              None                    $
--------------------------------------------------------------------------------
Kenneth A. Froot/2/
Trustee                         $              None                    $
--------------------------------------------------------------------------------
INTERESTED TRUSTEE
--------------------------------------------------------------------------------
John T. O'Neill/2/
Trustee                         $              None                    $
--------------------------------------------------------------------------------
EMERITUS TRUSTEES
--------------------------------------------------------------------------------
Donald B. Miller/3/             $              None                    $
--------------------------------------------------------------------------------
Bradford S. Wellman/3/          $              None                    $
================================================================================

----------

/1/ The "Fund Complex" consists of all registered investment companies for which Columbia or any of its affiliates serves as investment adviser, including: (i) Galaxy; (ii) until December 9, 2002, Galaxy Fund II; and
     (iii) until April 14, 2003, The Galaxy VIP Fund. During the fiscal year ended October 31, 2003, the trustees also received fees for their services to Galaxy Fund II and The Galaxy VIP Fund, which are included in the compensation reported in the table.

/2/ Deferred compensation (including interest) in the amount of $______, $_______, and $_______ accrued during Galaxy's fiscal year ended October 31, 2003 for Messrs. O'Neill, Seed and Froot, respectively.

/3/ Mr. Wellman resigned as trustee of Galaxy on December 14, 2000, and Mr. Miller retired as a trustee of Galaxy on December 31, 2001. Mr. Wellman currently serves as an emeritus trustee of Galaxy and receives the same meeting fees and reimbursement for expenses incurred in attending meetings as the trustees. Mr. Miller served as emeritus trustee of Galaxy from January 1, 2002 until July 13, 2003.

Certain Interests of Independent Trustee

     Mr. Vicks serves as Chairman of the Board and Treasurer of Vicks Lithograph & Printing Corp. ("VL&P"). VL&P has a $2,000,000 line of credit with Fleet Bank, which is under common control with Columbia and CFDI. The line of credit is used for working capital purposes. The highest amount outstanding on the line of credit during the period January 1, 2002 through December 31, 2003 was $__________. The balance outstanding as of December 31, 2002 was $___________. Interest is charged at LIBOR plus 150 basis points. In addition, VL&P has four loans from Fleet Bank in the aggregate amount of $3,889,286 secured by mortgages on certain real property owned by VL&P. The loans were used to acquire real property and equipment. The highest amount outstanding on the loans during the period January 1, 2001 through December 31, 2003 was $_____________. The balance outstanding as of December 31, 2003 was $___________. Interest is charged at LIBOR plus 150 basis points.

Shareholder and Trustee Liability

     Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, Galaxy's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of Galaxy, and that every note, bond, contract, order or other undertaking made by Galaxy shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions outside such capacity or some other reason. The Declaration of Trust also provides that Galaxy shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Galaxy, and shall satisfy any judgment thereon. Thus, the risk of shareholder liability is limited to circumstances in which Galaxy itself would be unable to meet its obligations.

     The Declaration of Trust states further that no trustee, officer or agent of Galaxy shall be personally liable for or on account of any contract, debt, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust estate or the conduct of any business of Galaxy; nor shall any trustee be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as trustee. The Declaration of Trust also provides that all persons having any claim against the trustees or Galaxy shall look solely to the trust property for payment.

     With the exceptions stated, the Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a trustee, and that the Board of Trustees shall indemnify representatives and employees of Galaxy to the same extent to which they themselves are entitled to indemnification.

                               INVESTMENT ADVISER

     On April 1, 2003, several advisory subsidiaries of Columbia Management Group, Inc., including Fleet Investment Advisors Inc. ("FIA") and Colonial Management Associates, Inc. ("CMA"), merged into Columbia. Prior to April 1, 2003, FIA served as the Funds' investment adviser and administrator and CMA served as the Funds' pricing and bookkeeping agent. As a result of the merger, Columbia now serves as the Funds' adviser, administrator and pricing and bookkeeping agent. In its advisory agreement, Columbia has agreed to provide investment advisory services to the Funds as described in the Prospectuses. Columbia has also agreed to pay all expenses incurred by it in connection with its activities under the advisory agreement other than the cost of securities (including brokerage commissions) purchased for the Funds. See "Expenses" below.

     For the services provided and expenses assumed, Columbia is entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of 0.40% of the first $750,000,000 of each Fund's average daily net assets, plus 0.35% of each Fund's average daily net assets in excess of $750,000,000 with respect to the Prime Reserves, Government Reserves and Tax-Exempt Reserves, and 0.20% of each Fund's average daily net assets with respect to the Institutional Money Market Fund, Institutional Government Money Market Fund and Institutional Treasury Money Market Fund. Columbia may from time to time, in its discretion, allocate a portion of its advisory fees to Fleet Bank or other subsidiaries of FleetBoston Financial Corporation in consideration of their efforts in the sale of shares of the Funds.

     For the fiscal period August 1, 2003 through October 31, 2003, Galaxy paid advisory fees to Columbia with respect to the Prime Reserves, Government Reserves and Tax-Exempt Reserves as set forth below:

Fund*
-------------------
Prime Reserves           $
Tax-Exempt Reserves      $
Government Reserves      $

* The fiscal year end for each of these Funds has been changed from July 31 to October 31.

     For the fiscal years ended July 31, 2003, July 31, 2002 and July 31, 2001, Galaxy paid advisory fees to Columbia with respect to the Prime Reserves, Government Reserves and Tax-Exempt Reserves as set forth below:

                                         For the Fiscal Years Ended July 31,
Fund                                       2003          2002          2001
-------------------------------------  ------------  ------------  ------------
Prime Reserves                         $ 14,810,042  $ 17,735,952  $ 16,918,990
Tax-Exempt Reserves                    $    685,923  $    819,010  $    860,638
Government Reserves                    $    929,047  $  1,009,435  $    934,484

     For the fiscal years ended October 31, 2003, October 31, 2002 and October 31, 2001, Galaxy paid advisory fees to Columbia with respect to the Institutional Money Market Fund, Institutional Government Money Market Fund and Institutional Treasury Money Market Fund (net of fee waivers and/or expense reimbursements) as set forth below:

                                        For the Fiscal Years Ended October 31,
Fund                                       2003          2002          2001
-------------------------------------  ------------  ------------  ------------
Institutional Money Market                        $  $  1,594,539  $  1,279,319
Institutional Government Money Market             $  $    787,756  $    524,563
Institutional Treasury Money Market               $  $ 10,725,668  $  9,111,132

     During the last three fiscal years, Columbia waived advisory fees as set forth below:

                                         For the Fiscal Years Ended October 31,
Fund                                       2003          2002          2001
-------------------------------------  ------------  ------------  ------------
Institutional Money Market                        $  $    376,629  $          0
Institutional Government Money Market             $  $          0  $     95,114
Institutional Treasury Money Market               $  $          0  $          0

     The advisory agreement provides that Columbia shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of its duties under the advisory agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Columbia in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. Unless sooner terminated, the advisory agreement will continue in effect with respect to a particular Fund from year to year as long as such continuance is approved at least annually (i) by the vote of a majority of trustees who are not parties to such advisory agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval; and (ii) by Galaxy's Board of Trustees, or by a vote of a majority of the outstanding shares of such Fund. The term "majority of the outstanding shares of such Fund" means, with respect to approval of an advisory agreement, the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The advisory agreement may be terminated by Galaxy or by Columbia on sixty days' written notice and will terminate immediately in the event of its assignment.

Board Approval of Investment Advisory Agreement

     At a meeting held on June 5, 2003, the Board of Trustees of Galaxy, including the Independent Trustees, approved the continuation of Galaxy's investment advisory agreement with Columbia, as successor by merger to FIA, with respect to each Fund for an additional one-year period. In connection with such approval, the trustees considered, with the assistance of independent counsel, their legal responsibilities and reviewed the nature and quality of Columbia's services provided to each Fund and Columbia's experience and qualifications. Among other items, the trustees also reviewed and considered: (1) a Lipper report providing the expense group and expense universe ranking and quartile of each Fund and the performance group and performance universe ranking of each Fund; (2) a Lipper report comparing: (i) the performance of each Fund to the applicable Lipper average and performance group average, (ii) the contractual management fee for each Fund with that of funds with the same investment classification, (iii) the expenses for each Fund to expense group averages, and
(iv) the expense ratio components (such as contractual management fees and actual administrative fees) for each Fund to expense groups; (3) a summary report prepared by Columbia assigning ratings (positive, neutral or negative) to each class of each Fund with respect to various components of the Lipper report described in (1) and (2) above; and (4) a report on Columbia's profitability related to providing advisory services to Galaxy after taking into account (i) advisory fees and any other benefits realized by Columbia or any of its affiliates as a result of Columbia's role as adviser to Galaxy, and (ii) the direct and indirect expenses incurred by Columbia in providing such advisory services to Galaxy.

     After discussion, the Board of Trustees concluded that Columbia had the capabilities, resources and personnel necessary to manage each Fund. The Board of Trustees also concluded that based on the services that Columbia would provide to each Fund under the investment advisory agreement and the expenses incurred by Columbia in the performance of such services, the compensation to be paid to Columbia was fair and equitable with respect to each Fund. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board of Trustees concluded unanimously that it was in the best interests of the Funds to continue the investment advisory agreement with Columbia for an additional one-year period.

                      PROXY VOTING POLICIES AND PROCEDURES

     Galaxy has delegated to Columbia the responsibility to vote proxies relating to portfolio securities held by the Funds. In deciding to delegate this responsibility to Columbia, the Board of Trustees of Galaxy reviewed and approved the policies and procedures adopted by Columbia. These included the procedures that Columbia follows when a vote presents a conflict between the interests of a Fund and its shareholders and Columbia, its affiliates, its other clients or other persons.

     Columbia's policy is to vote all proxies for Fund securities in a manner considered by Columbia to be in the best interest of a Fund and its shareholders without regard to any benefit to Columbia, its affiliates, its other clients or other persons. Columbia examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. Columbia also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of a Fund. Columbia determines the best interest of a Fund in light of the potential economic return on the Fund's investment.

     Columbia addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, Columbia's Proxy Committee determines the vote in the best interest of a Fund, without consideration of any benefit to Columbia, its affiliates, its other clients or other persons. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

     Columbia has three classes of proxy proposals. The first two classes are predetermined guidelines to vote for or against specific proposals, unless otherwise directed by the Proxy Committee. The third class is for proposals given special consideration by the Proxy Committee. In addition, the Proxy Committee considers requests to vote on proposals in the first two classes other than according to the predetermined guidelines.

     Columbia generally votes in favor of proposals related to the following matters: selection of auditors (unless the auditor receives more than 50% of its revenues from non-audit activities from the company and its affiliates), election of directors (unless the proposal gives management the ability to alter the size of the board without shareholder approval), different persons for chairman of the board /chief executive officer (unless, in light of the size of the company and the nature of its shareholder base, the role of chairman and CEO are not held by different persons), compensation (if provisions are consistent with standard business practices), debt limits (unless proposed specifically as an anti-takeover action), indemnifications (unless for negligence and or breaches of fiduciary duty), meetings, name of company, principal office (unless the purpose is to reduce regulatory or financial supervision), reports and accounts (if the certifications required by Sarbanes-Oxley Act of 2002 have been provided), par value, shares (unless proposed as an anti-takeover action), share repurchase programs, independent committees, and equal opportunity employment.

     Columbia generally votes against proposals related to the following matters: super majority voting, cumulative voting, preferred stock, warrants, rights, poison pills, reclassification of common stock and meetings held by written consent.

     Columbia gives the following matters special consideration: new proposals, proxies of investment company shares (other than those covered by the predetermined guidelines), mergers/acquisitions (proposals where a hostile merger/acquisition is apparent or where Columbia represents ownership in more than one of the companies involved), shareholder proposals (other than those covered by the predetermined guidelines), executive/director compensation (other than those covered by the predetermined guidelines), pre-emptive rights and proxies of international issuers which block securities sales between submission of a proxy and the meeting (proposals for these securities are voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with predetermined guidelines).

     In addition, if a portfolio manager or other party involved with a client of Columbia or a Fund account concludes that the interest of the client or the Fund requires that a proxy be voted on a proposal other than according to the predetermined guidelines, he or she may request that the Proxy Committee consider voting the proxy differently. If any person (or entity) requests the Proxy Committee (or any of its members) to vote a proxy other than according to a predetermined guideline, that person must furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's (or entity's) relationship with the party proposing the matter to shareholders or any other matter known to the person (or entity) that would create a potential conflict of interest.

     The Proxy Committee may vary from the predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to effect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted.

     Columbia's Proxy Committee is composed of operational and investment representatives of its regional offices as well as senior representatives of Columbia's equity investments, equity research, compliance and legal functions. During the first quarter of each year, the Proxy Committee reviews all guidelines and establishes guidelines for expected new proposals. In addition to these reviews and its other responsibilities described above, its functions include annual review of its Proxy Voting Policy and Procedures to ensure consistency with internal policies and regulatory agency policies, and development and modification of voting guidelines and procedures as it deems appropriate or necessary.

     Columbia uses Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.

          ADMINISTRATOR, SUB-ADMINISTRATOR AND PRICING AND BOOKKEEPING
                                      AGENT

     Columbia, as successor by merger to FIA, serves as the Funds' administrator, pursuant to an administration agreement between Galaxy and FIA dated July 22, 2002, as amended and restated on June 5, 2003 (the "Administration Agreement"). Columbia generally assists in the administration and operation of the Funds. Columbia has agreed to maintain office facilities for the Funds and furnish the Funds with internal legal, accounting (other than certain pricing and bookkeeping services), compliance, audit and risk management services. In addition, Columbia prepares the Funds' annual and semi-annual reports to shareholders and the SEC, federal and state tax returns, and filings with state securities commissions, administers the Funds' operating policies, maintains the Funds' books and records, and generally assists in all aspects of the Funds' operations. Pursuant to the Administration Agreement, Columbia may delegate to another organization the performance of some or all of these services, in which case Columbia will be responsible for all compensation payable to such organization and will remain liable for losses or failures resulting from the actions or omissions of such agent. Columbia has entered into a Sub-Administration Agreement with PFPC Inc. ("PFPC"), a majority-owned subsidiary of PNC Financial Services Group, pursuant to which PFPC has agreed to provide the Funds with certain of the services which the Funds are entitled to receive under the Administration Agreement with Columbia. For the services provided to the Funds, effective June 5, 2003, Columbia is entitled to receive administration fees based on the combined average daily net assets of the Funds and the other portfolios offered by Galaxy, computed daily and paid monthly, at the following annual rates:

Combined Average Daily Net Assets      Annual Rate
---------------------------------      -----------
Up to $30 billion................            0.067%
Over $30 billion.................            0.050%

     For the period November 15, 2002 through June 4, 2003, Columbia was entitled to receive fees under the Administration Agreement of 0.067% of the combined average daily net assets of the Funds and the other portfolios offered by Galaxy.

     Prior to November 15, 2002, Columbia was entitled to receive fees under the Administration Agreement based on the combined average daily net assets of the Funds and the other portfolios offered by Galaxy, computed daily and paid monthly at the following annual rates:

Combined Average Daily Net Assets      Annual Rate
---------------------------------      -----------
Up to $2.5 billion...............            0.090%
From $2.5 to $5 billion..........            0.085%
From $5 to $12 billion...........            0.075%
From $12 to $15 billion..........            0.065%
From $15 to $18 billion..........            0.060%
From $18 to $21 billion..........           0.0575%
From $21 to $30 billion..........           0.0525%
Over $30 billion.................            0.050%

     Columbia, as successor by merger to Colonial Management Associates, Inc. ("CMA"), serves as the Funds' pricing and bookkeeping agent, pursuant to a pricing and bookkeeping agreement between Galaxy and CMA dated July 22, 2002, as amended and restated June 5, 2003 (the "Pricing and Bookkeeping Agreement"). Columbia has agreed to provide certain pricing and bookkeeping services to the Funds, including determining and timely communicating the Funds' net asset values and maintaining and preserving the Funds' accounting records. Pursuant to the Pricing and Bookkeeping Agreement, Columbia may delegate to another organization the performance of some or all of these services, in which case Columbia will be responsible for all compensation payable to such organization and will remain liable for losses or failures resulting from the actions or omissions of such agent. Columbia has entered into an agreement with PFPC, pursuant to which PFPC has agreed to provide the Funds with certain of the services which the Funds are entitled to receive under the Pricing and Bookkeeping Agreement. For the services provided to the Funds, Columbia is entitled to receive an annual fee based on the average net assets of each Fund as follows:

                      Assets                                Fee
-----------------------------------------------------    ---------
Net assets under $50 million                             $  25,000
Net assets of $50 million but less than $200 million     $  35,000
Net assets of $200 million but less than $500 million    $  50,000
Net assets of $500 million but less than $1 billion      $  85,000
Net assets in excess of $1 billion                       $ 125,000

     The Administration Agreement and Pricing and Bookkeeping Agreement each provide that, absent willful misfeasance, bad faith, negligence or reckless disregard of duty, Columbia shall not be liable to Galaxy or any Fund, to any shareholder of Galaxy or any Fund, or to any other person, firm or organization, for any act or omission in the course of, or connected with, rendering the services under the Administration Agreement or the Pricing and Bookkeeping Agreement, respectively.

     Each of the Administration Agreement and Pricing and Bookkeeping Agreement provide that (i) it shall continue in effect from year to year so long as approved annually by vote of a majority of Galaxy's Trustees who are not affiliated with Columbia; (ii) it may be terminated by either party at any time without penalty on 60 days' written notice to the other party; and (iii) it may be terminated at any time for cause by either party if such cause remains unremedied for a reasonable period not to exceed 90 days after receipt of written notification of such cause.

     Prior to July 22, 2002, PFPC served as Galaxy's administrator and was entitled to receive administration fees, effective May 31, 2001, based on the combined average daily net assets of the Funds and the other portfolios offered by Galaxy, computed daily and paid monthly, at the same annual rates as were payable to Columbia/FIA under the Administration Agreement prior to November 15, 2002 as stated above.

     For the period from June 26, 2000 through May 30, 2001, Galaxy paid PFPC administration fees based on the combined average daily net assets of the Funds and the other portfolios offered by Galaxy, computed daily and paid monthly, at the following annual rates:

Combined Average Daily Net Assets      Annual Rate
---------------------------------      -----------
Up to $2.5 billion...............            0.090%
From $2.5 to $5 billion..........            0.085%
From $5 to $12 billion...........            0.075%
From $12 to $15 billion..........            0.065%
From $15 to $18 billion..........            0.060%
From $18 to $21 billion..........           0.0575%
Over $21 billion.................           0.0525%

     PFPC was also entitled to receive a separate annual fee from each Galaxy portfolio for certain fund accounting services at the same annual rates as the fees currently payable to Columbia under the Pricing and Bookkeeping Agreement.

     For the fiscal period from August 1, 2003 through October 31, 2003 Galaxy paid fees for administration and pricing and bookkeeping services (net of fee waivers) to Columbia with respect to the Prime Reserves, Government Reserves and Tax-Exempt Reserves as set forth below:

Fund*
-------------------
Prime Reserves                   $
Tax-Exempt Reserves              $
Government Reserves              $

* The fiscal year end for each of these Funds has been changed from July 31, to October 31.

     For the fiscal years ended July 31, 2003, July 31, 2002 and July 31, 2001, the Funds paid fees for administration and pricing and bookkeeping services (net of fee waivers) to Columbia/FIA and/or CMA and/or PFPC as set forth below:

                                          For the Fiscal Years Ended July 31,
Fund                                       2003          2002          2001
-------------------                    ------------  ------------  ------------
Prime Reserves                         $  2,893,566  $  3,379,457  $  3,266,663
Tax-Exempt Reserves                    $    151,497  $    178,305  $    200,720
Government Reserves                    $    207,971  $    217,736  $    203,743

     For the fiscal years ended October 31, 2003, October 31, 2002 and October 31, 2001, the Funds paid fees for administration and pricing and bookkeeping services (net of fee waivers) to Columbia/FIA and/or CMA and/or PFPC with respect to the Institutional Money Market Fund, Institutional Government Money Market Fund and Institutional Treasury Money Market Fund as set forth below:

                                         For the Fiscal Years Ended October 31,
Fund                                       2003          2002          2001
-------------------------------------  ------------  ------------  ------------
Institutional Money Market                        $  $    647,995  $    447,454
Institutional Government Money Market             $  $    259,280  $    146,424
Institutional Treasury Money Market               $  $  3,527,190  $  3,151,059

     During the fiscal years ended October 31, 2003, October 31, 2002 and October 31, 2001, Columbia/FIA and/or CMA and/or PFPC waived administration fees as set forth below:

                                         For the Fiscal Years Ended October 31,
Fund                                    2003            2002             2001
-------------------------------------  ------------  ------------  ------------
Institutional Money Market                        $  $          0  $          0
Institutional Government Money Market             $  $          0  $    132,431
Institutional Treasury Money Market               $  $          0  $          0

                          CUSTODIAN AND TRANSFER AGENT

     Effective January 6, 2003, PFPC Trust Company ("PFPC Trust"), a subsidiary of PNC Financial Services Group, located at 8800 Tinicum Boulevard, Philadelphia, Pennsylvania 19153, serves as custodian of the Funds' assets pursuant to a Custodian Services Agreement. Prior to January 6, 2003, JPMorgan Chase Bank ("JPMorgan Chase"), located at One Chase Manhattan Plaza, New York, New York 10081, a wholly-owned subsidiary of J.P. Morgan Chase & Co., served as the custodian of the Funds' assets pursuant to a Global Custody Agreement.

     Under the Custodian Services Agreement, the terms of which are similar to those of the prior Global Custody Agreement, PFPC Trust has agreed to: (i) maintain a separate account or accounts in the name of each Fund; (ii) hold and disburse portfolio securities on account of each Fund; (iii) collect and make disbursements of money on behalf of each Fund; (iv) collect and receive all income and other payments and distributions on account of each Fund's portfolio securities; (v) respond to correspondence from security brokers and others relating to its duties; and (vi) make periodic reports to the Board of Trustees concerning the Funds' operations. PFPC Trust is authorized to select one or more banks or trust companies to serve as sub-custodian for the Funds, provided that PFPC Trust shall remain responsible for the performance of all of its duties under the Custodian Services Agreement and shall be liable to the Funds for any loss which shall occur as a result of the failure of a sub-custodian to exercise reasonable care with respect to the safekeeping of the Funds' assets. The assets of the Funds are held under bank custodianship in compliance with the 1940 Act.

     PFPC also serves as the Funds' transfer and dividend disbursing agent, pursuant to a Transfer Agency and Services Agreement (the "Transfer Agency Agreement"). Communications to PFPC should be directed to PFPC, P.O. Box 6520, Providence, Rhode Island 02940-6520. Under the Transfer Agency Agreement, PFPC has agreed to: (i) issue and redeem shares of each Fund; (ii) transmit all communications by each Fund to its shareholders of record, including reports to shareholders, dividend and distribution notices and proxy materials for meetings of shareholders; (iii) respond to correspondence by security brokers and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Board of Trustees concerning Galaxy's operations.

     PFPC may enter into agreements with one or more entities, including affiliates of Columbia, pursuant to which such entities agree to perform certain sub-account and administrative functions ("Sub-Account Services") on a per account basis with respect to Institutional Shares of the Institutional Treasury Money Market Fund held by defined contribution plans, including maintaining records reflecting separately with respect to each plan participant's sub-account all purchases and redemptions of Institutional Shares and the dollar value of Institutional Shares in each sub-account; crediting to each participant's sub-account all dividends and distributions with respect to that sub-account; and transmitting to each participant a periodic statement regarding the sub-account as well as any proxy materials, reports and other material Fund communications. Such entities are compensated by PFPC for the Sub-Account Services and in connection therewith the transfer agency fees payable by Institutional Shares of the Institutional Treasury Money Market Fund to PFPC have been increased by an amount equal to these fees. In substance, therefore, the holders of Institutional Shares of the Institutional Treasury Money Market Fund indirectly bear these fees.

     Fleet Bank, an affiliate of Columbia, is paid a fee for Sub-Account Services performed with respect to Institutional Shares of the Institutional Treasury Money Market Fund held by defined contribution plans. Pursuant to an agreement between Fleet Bank and PFPC, Fleet Bank is paid $21.00 per year for each defined contribution plan participant account. For the fiscal year ended October 31, 2003, Fleet Bank received $___________ for Sub-Account Services. PFPC bears this expense directly, and shareholders of Institutional Shares of the Institutional Treasury Money Market Fund bear this expense indirectly through fees paid to PFPC for transfer agency services.

                                    EXPENSES

     Columbia, PFPC and PFPC Trust bear all expenses in connection with the performance of their services for the Funds, except that Galaxy bears the expenses incurred in the Funds' operations including: taxes; interest; fees (including fees paid to its trustees and officers who are not affiliated with Columbia and its affiliates or PFPC); SEC fees; state securities fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; advisory, administration, shareholder servicing, Rule 12b-1 distribution, fund accounting and custody fees; charges of the transfer agent and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; costs of independent pricing services; costs of shareholder reports and meetings; and any extraordinary expenses. The Funds also pay for brokerage fees and commissions in connection with the purchase of portfolio securities.

                             PORTFOLIO TRANSACTIONS

     Debt securities purchased or sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

     Transactions in the over-the-counter market are generally principal transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, Columbia will normally deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere or as described below.

     The Funds do not intend to seek profits from short-term trading. Their annual portfolio turnover will be relatively high, but since brokerage commissions are normally not paid on money market instruments, it should not have a material effect on the net income of any of these Funds.

     In purchasing or selling securities for the Funds, Columbia will seek to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one broker-dealer are comparable, Columbia may effect transactions in portfolio securities with broker-dealers who provide research, advice or other services such as market investment literature.

     Except as permitted by the SEC or applicable law, the Funds will not acquire portfolio securities from, make savings deposits in, enter into repurchase or reverse repurchase agreements with, or sell securities to, Columbia or its affiliates, and will not give preference to affiliates and correspondent banks of Columbia with respect to such transactions.

     Galaxy is required to identify any securities of its "regular brokers or dealers" that the Funds have acquired during Galaxy's most recent fiscal year. At October 31, 2003, the Funds held securities of their "regular brokers or dealers" as set forth below:

--------------------------------------------------------------------------------
Fund           Broker-dealer           Type of Security               Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Investment decisions for each Fund are made independently from those for the other Funds and portfolios of Galaxy and for any other investment companies and accounts advised or managed by Columbia. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund, another portfolio of Galaxy, and/or another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which Columbia believes to be equitable to the Fund and such other portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by such Fund. To the extent permitted by law, Columbia may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for Galaxy's other Funds and portfolios, or other investment companies or accounts in order to obtain best execution.

           DISTRIBUTION AND SERVICES PLAN - RESERVE SHARES AND PREMIER
                                     SHARES

     Galaxy has adopted a Distribution and Services Plan pursuant to Rule 12b-1 (the "Rule") under the 1940 Act with respect to Reserve Shares and Premier Shares of the Prime Reserves, Government Reserves and Tax-Exempt Reserves. Under the Distribution and Services Plan, Galaxy may pay (i) CFDI or another person for distribution services provided and expenses assumed and (ii) broker-dealers or other financial institutions ("Service Organizations") for shareholder administrative support services provided to the holders of Reserve Shares and Premier Shares of the Funds.

     Payments to CFDI are to compensate it for distribution assistance and expenses assumed and activities primarily intended to result in the sale of Reserve Shares or Premier Shares, as the case may be, including compensating dealers and other sales personnel (which may include Quick & Reilly and other affiliates of Columbia), direct advertising and marketing expenses and expenses incurred in connection with preparing, mailing and distributing or publishing advertisements and sales literature, for printing and mailing Prospectuses and Statements of Additional Information (except those used for regulatory purposes or for distribution to existing shareholders), and costs associated with implementing and operating the Distribution and Services Plan.

     The servicing agreements adopted under the Distribution and Services Plan require the Service Organizations receiving such compensation (which may include Quick & Reilly and other affiliates of Columbia) to perform certain services, including providing administrative services with respect to the beneficial owners of Reserve Shares or Premier Shares of the Funds, such as establishing and maintaining accounts and records for their customers who invest in such shares, assisting customers in processing purchase, exchange and redemption requests and/or in changing dividend options and account descriptions, developing, maintaining and supporting systems necessary to support cash management services, such as sweep arrangements, and responding to customer inquiries concerning their investments.

     Under the Distribution and Services Plan, payments by Galaxy for distribution expenses may not exceed 0.75% (annualized) of the average daily net assets of the Reserves Shares or Premier Shares, as the case may be, and payments for shareholder administrative support services may not exceed 0.25% (annualized) of the average daily net asset value of a Fund's outstanding Reserve Shares or Premier Shares, as the case may be, which are owned of record or beneficially by a Service Organization's customers for whom the Service Organization is the owner of record or shareholder of record or with whom it has a servicing relationship. As of the date of this Statement of Additional Information, Galaxy intends to limit payments under the Distribution and Services Plan to an aggregate fee of not more than 0.80% (on an annualized basis) of the average daily net assets attributable to a Fund's Reserve Shares and not more than 0.70% (on an annualized basis) of the average daily net assets attributable to a Fund's Premier Shares.

     Payments for distribution expenses under the Distribution and Services Plan are subject to the Rule. The Rule defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of shares issued by" Galaxy. The Rule provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with the Rule, the Distribution and Services Plan provides that a report of the amounts expended under the Distribution and Services Plan, and the purposes for which such expenditures were incurred, will be made to the Board of Trustees for its review at least quarterly. The Distribution and Services Plan provides that it may not be amended to increase materially the costs which the Reserve Shares or Premier Shares of the Funds may bear for distribution pursuant to the Distribution and Services Plan without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board of Trustees, and by a majority of the trustees who are neither "interested persons" (as defined in the 1940 Act) of Galaxy nor have any direct or indirect financial interest in the operation of the Distribution and Services Plan or in any related agreements (the "12b-1 Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments.

     During the fiscal year period from August 1, 2003 through October 31 2003, the Prime Reserves, Tax-Exempt Reserves and Government Reserves bore distribution fees and shareholder servicing fees under the Distribution and Services Plan with respect to Reserve Shares as set forth in the table below:

                                                                    Shareholder
Fund                                        Distribution Fees      Services Fees
----------------------------------------    -----------------      -------------
Prime Reserves..........................                    $                  $
Tax-Exempt Reserves.....................                    $                  $
Government Reserves.....................                    $                  $

     During the fiscal year ended July 31, 2003, the Prime Reserves, Tax-Exempt Reserves and Government Reserves bore distribution fees and shareholder servicing fees under the Distribution and Services Plan with respect to Reserve Shares as set forth in the table below:

                                                                    Shareholder
Fund                                        Distribution Fees      Services Fees
----------------------------------------    -----------------      -------------
Prime Reserves..........................    $      30,932,182      $  10,310,727
Tax-Exempt Reserves.....................    $       1,286,105      $     428,702
Government Reserves.....................    $       1,741,995      $     580,665

     Premier Shares of the Funds were not offered during the periods covered in the tables above. During these periods, all amounts paid under the Distribution and Services Plan were attributable to payments to broker-dealers.

     Galaxy's Board of Trustees has concluded that there is a reasonable likelihood that the Distribution and Services Plan will benefit each of the Funds and the holders of the Reserve Shares and Premier Shares. The Distribution and Services Plan is subject to annual reapproval by a majority of the 12b-1 Trustees and is terminable at any time with respect to the Reserve Shares or Premier Shares of a Fund by a vote of a majority of the 12b-1 Trustees or by vote of the holders of a majority of the outstanding Reserve Shares or Premier Shares of the Fund. Any agreement entered into pursuant to the Distribution and Services Plan with a Service Organization is terminable with respect to the Reserve Shares or Premier Shares of a Fund without penalty, at any time, by vote of a majority of the 12b-1 Trustees, by vote of the holders of a majority of the outstanding Reserve Shares or Premier Shares of the Fund, or by the Service Organization. An agreement will also terminate automatically in the event of its assignment.

     As long as the Distribution and Services Plan is in effect, the nomination of the trustees who are not interested persons of Galaxy (as defined in the 1940
Act) must be committed to the discretion of the 12b-1 Trustees.

         SHAREHOLDER SERVICES PLAN - SELECT SHARES AND PREFERRED SHARES

     Galaxy has adopted a Shareholder Services Plan with respect to Select Shares (formerly designated Class II Shares) and Preferred Shares (formerly designated Class III Shares) of the Funds (the "Services Plan") pursuant to which it intends to enter into servicing agreements with institutions (including Fleet Bank and its affiliates). Pursuant to these servicing agreements, institutions render certain shareholder liaison and/or administrative support services to customers who are the beneficial owners of Select Shares or Preferred Shares. Such services are provided to customers who are the beneficial owners of Select Shares or Preferred Shares and are intended to supplement the services provided by Columbia as administrator and PFPC as transfer agent to the shareholders of record of Select Shares or Preferred Shares. The Services Plan provides that Galaxy will pay fees for such services at an aggregate annual rate of up to 0.50% (up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services) of the average daily net asset value of Select Shares or Preferred Shares owned beneficially by customers. Institutions may receive fees for providing one or more of the following services to such customers: (i) processing dividend payments on behalf of customers; (ii) providing information periodically to customers showing their positions in Select Shares or Preferred Shares; (iii) arranging for bank wires; (iv) responding to customer inquiries relating to the services performed by the institution; (v) providing subaccounting with respect to Select Shares or Preferred Shares beneficially owned by customers or the information necessary for Galaxy to provide subaccounting; (vi) if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (vii) forwarding to customers proxy statements and proxies containing any proposals regarding the Services Plan or related servicing agreements; (viii) aggregating and processing purchase, exchange and redemption requests from customers and placing net purchase, exchange and redemption orders with Galaxy's distributor or transfer agent; (ix) providing customers with a service that invests the assets of their accounts in Select Shares or Preferred Shares; and (x) providing such other similar services as Galaxy may reasonably request to the extent the institution is permitted to do so under applicable statutes, rules and regulations.

     Galaxy intends to enter into servicing agreements under the Services Plan and to limit the payments under these servicing agreements for each Fund to an aggregate fee of not more than 0.10% of the average daily net asset value of Select Shares owned beneficially by customers of institutions, and 0.25% of the average daily net asset value of Preferred Shares owned beneficially by customers of institutions. Galaxy understands that institutions may charge fees to their customers who are the beneficial owners of Select Shares or Preferred Shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Services Plan. Under the terms of each servicing agreement entered into with Galaxy, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Select Shares or Preferred Shares.

     Each servicing agreement between Galaxy and an institution ("Service Organization") relating to the Services Plan requires that the Service Organization agrees to waive a portion of the servicing fee payable to it under the Services Plan to the extent necessary to ensure that the fees required to be accrued with respect to the Select Shares or Preferred Shares of the Funds on any day do not exceed the income to be accrued to such Select Shares or Preferred Shares on that day.

     During the fiscal year ended October 31, 2003, the Funds made payments of shareholder service fees (net of waivers and/or reimbursements) to institutions under the Services Plan as set forth in the table below:

Fund                                            Select Shares   Preferred Shares
--------------------------------------------    -------------   ----------------
Institutional Money Market..................    $               $
Institutional Government Money Market.......    $               $
Institutional Treasury Money Market.........    $               $

     During the fiscal year ended October 31, 2003, shareholder service fees were waived and/or reimbursed with respect to the Funds as set forth in the table below:

Fund                                            Select Shares   Preferred Shares
--------------------------------------------    -------------   ----------------
Institutional Money Market..................    $               $
Institutional Government Money Market.......    $               $
Institutional Treasury Money Market.........    $               $

     Galaxy's servicing agreements are governed by the Services Plan that has been adopted by Galaxy's Board of Trustees in connection with the offering of Select Shares and Preferred Shares of each Fund. Pursuant to the Services Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations must be approved annually by a majority of Galaxy's trustees, including a majority of the trustees who are not "interested persons" of Galaxy as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

     The Board of Trustees has approved Galaxy's arrangements with Service Organizations based on information provided by Galaxy's service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording Galaxy greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Select Shares and Preferred Shares of the Funds. Any material amendment to Galaxy's arrangements with Service Organizations must be approved by a majority of Galaxy's trustees (including a majority of the Disinterested Trustees). So long as Galaxy's arrangements with Service Organizations are in effect, the selection and nomination of the members of Galaxy's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of Galaxy will be committed to the discretion of such Disinterested Trustees.

                                   DISTRIBUTOR

     Effective July 22, 2002, CFDI serves as Galaxy's distributor. CFDI, an affiliate of Columbia, is a registered broker-dealer with principal offices located at One Financial Center, Boston, Massachusetts 02111. Galaxy's shares are offered for sale on a continuous basis. CFDI will use its best efforts to sell Fund shares.

     Unless otherwise terminated, the Distribution Agreement between Galaxy and CFDI remains in effect from year to year upon annual approval by Galaxy's Board of Trustees, or by the vote of a majority of the outstanding shares of Galaxy and by the vote of a majority of the Board of Trustees of Galaxy who are not parties to the Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement will terminate in the event of its assignment, as defined in the 1940 Act. CFDI does not receive any compensation from Galaxy or any of the Funds for its services under the Distribution Agreement.

     Prior to July 22, 2002, PFPC Distributors, Inc., an affiliate of PFPC, served as Galaxy's distributor. Prior to January 2, 2001, Provident Distributors, Inc. served as Galaxy's distributor.

                              INDEPENDENT AUDITORS

     [_______________], independent auditors, with offices at [__________________], serves as auditors for Galaxy. The financial highlights for the respective Funds included in their Prospectuses and the financial statements for the Funds contained in the Funds' Annual Reports to Shareholders and [__________________] this Statement of Additional Information for the fiscal year ended October 31, 2003 have been audited by [______________].

                                     COUNSEL

     Drinker Biddle & Reath LLP (of which W. Bruce McConnel, Secretary of Galaxy, is a partner), One Logan Square, 18/th/ & Cherry Streets, Philadelphia, Pennsylvania 19103, are counsel to Galaxy and will pass upon certain legal matters on its behalf.

                       PERFORMANCE AND YIELD INFORMATION

     The standardized annualized seven-day yields for the Funds are computed by:
(1) determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account in a Fund having a balance of one share at the beginning of a seven-day period, for which the yield is to be quoted, (2) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and (3) annualizing the results (i.e., multiplying the base period return by (365/7)). The net change in the value of the account in each Fund includes the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, and all fees that are charged by a Fund to all shareholder accounts in proportion to the length of the base period, other than non-recurring account and sales charges. For any account fees that vary with the size of the account, the amount of fees charged is computed with respect to the Fund's mean (or median) account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The effective compound yield quotation for each Fund is computed by adding 1 to the unannualized base period return (calculated as described above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

     In addition, the Tax-Exempt Reserves may calculate a "tax-equivalent yield." The tax equivalent yield is computed by dividing that portion of a Fund's yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Fund's computed yield that is not tax-exempt. Tax-equivalent yields assume the payment of federal income taxes at a rate of 35%.

     The current yields for the Funds may be obtained by calling 1-866-840-5469.

     For the seven-day period ended October 31, 2003, the annualized yields, effective yields and tax-equivalent yields (as applicable) for the Prime Reserves, Tax-Exempt Reserves and Government Reserves and the tax-equivalent yield for the Tax-Exempt Reserves were as set forth below:

                                                                        Tax-
                                            Annualized   Effective   Equivalent
Fund                                           Yield       Yield       Yield
------------------------------------------  ----------   ---------   -----------
Prime Reserves............................      %            %            *
Tax-Exempt Reserves.......................      %            %            %
Government Reserves.......................      %            %            *

----------
*    Not applicable.

     For the seven-day period ended October 31, 2003, the annualized yield and effective yield for Institutional Shares (formerly designated Class I Shares) of the Institutional Money Market Fund, Institutional Treasury Money Market Fund and Institutional Government Money Market Fund, are set forth below.

                                            Annualized   Effective
Fund                                           Yield       Yield
------------------------------------------  ----------   ---------
Institutional Money Market Fund                  %           %
Institutional Treasury Money Market Fund         %           %
Institutional Government Money Market Fund       %           %

     For the seven-day period ended October 31, 2003, the annualized yield and effective yield for Select Shares (formerly designated Class II Shares) of the Institutional Money Market Fund, Institutional Treasury Money Market Fund and Institutional Government Money Market Fund are set forth below.

                                            Annualized   Effective
Fund                                           Yield       Yield
------------------------------------------  ----------   ---------
Institutional Money Market Fund                  %           %
Institutional Treasury Money Market Fund         %           %
Institutional Government Money Market Fund       %           %

     For the seven-day period ended October 31, 2003, the annualized yield and effective yield for Preferred Shares (formerly designated Class III Shares) of the Institutional Money Market Fund, Institutional Treasury Money Market Fund and Institutional Government Money Market Fund are set forth below.

                                            Annualized   Effective
Fund                                           Yield       Yield
------------------------------------------  ----------   ---------
Institutional Money Market Fund                  %           %
Institutional Treasury Money Market Fund         %           %
Institutional Government Money Market Fund       %           %

Performance Reporting

     From time to time, in advertisements or in reports to shareholders, the yields of the Funds, as a measure of their performance, may be quoted and compared to those of other mutual funds with similar investment objectives and to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, such data is reported in national financial publications such as Money Fund Report(R), a widely recognized independent publication that monitors the performance of mutual funds. Also, the Funds' yield data may be reported in national financial publications including, but not limited to, Money Magazine, Forbes, Barron's, The Wall Street Journal, and The New York Times, or in publications of a local or regional nature. The performance of the Prime Reserves and Government Reserves may also be compared to the average yields reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas. Performance data will be calculated separately for each class of shares of the Funds.

     The yield of a Fund refers to the income generated over a seven-day period identified in the advertisement and is calculated as described above. Each Fund may also advertise its "effective yield" which is calculated as described above. The "effective yield" will be slightly higher because of the compounding effect of the assumed reinvestment. Also, the Tax-Exempt Reserves may from time to time advertise a "tax-equivalent yield" to demonstrate the level of taxable yield necessary to produce an after-tax yield equivalent to that achieved by the Fund. The "tax-equivalent yield" is computed as described above.

     The Funds' yields will fluctuate and any quotation of yield should not be considered as representative of the future performance of the Funds. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any fees charged directly by institutions to accounts of customers that have invested in shares of a Fund will not be included in calculations of yield.

     The portfolio managers of the Funds and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include but are not limited to the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products; and tax, retirement and investment planning.

                                  MISCELLANEOUS

     As used in this Statement of Additional Information, "assets belonging to" a particular Fund or series of a fund means the consideration received by Galaxy upon the issuance of shares in that particular Fund or series of the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds and a portion of any general assets of Galaxy not belonging to a particular series or Fund. In determining the net asset value of a particular series or Fund, assets belonging to the particular series of the Fund are charged with the direct liabilities in respect of that series and with a share of the general liabilities of Galaxy, which are allocated in proportion to the relative asset values of the respective series and Funds at the time of allocation. Subject to the provisions of Galaxy's Declaration of Trust, determinations by the Board of Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to a particular Fund, are conclusive.

     Shareholders will receive unaudited semi-annual reports describing the Funds' investment operations and annual financial statements audited by independent certified public accountants.

     A "vote of the holders of a majority of the outstanding shares" of a particular Fund or a particular series of shares in a Fund means, with respect to the approval of an investment advisory agreement, a Rule 12b-1 distribution plan or a change in a fundamental investment objective or fundamental investment policy, the affirmative vote of the holders of the lesser of (a) more than 50% of the outstanding shares of such Fund or such series of shares, or (b) 67% or more of the shares of such Fund or such series of shares present at a meeting if more than 50% of the outstanding shares of such Fund or such series of shares are represented at the meeting in person or by proxy.

     As of [February ___,] 2004 the name, address and percentage ownership of the entities or persons who held of record or beneficially more than 5% of the outstanding shares of each class of Galaxy's investment portfolios were as follows [to be updated by Amendment]:

[To be updated for 485(b) filing]

                              FINANCIAL STATEMENTS

     Galaxy's Annual Reports to Shareholders with respect to the Funds for the fiscal year ended October 31, 2003 has been filed with the SEC. The financial statements in such Annual Reports [__________] into this Statement of Additional Information. The financial statements and financial highlights included in the Annual Reports for the Funds for the fiscal year ended October 31, 2003 have been audited by [____________], whose reports thereon also appear in such Annual Reports and [__________]. No other parts of the Annual Reports are [__________]. The financial statements in such Annual Reports have been [__________] in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                                   APPENDIX A
                                   ----------

                        DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings
-------------------------

     A Standard & Poor's short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

     "A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     "B" - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

     "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

     Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for short-term obligations:

     "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     "Prime-2" - Issuers (or supporting institutions) have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     "Not Prime" - Issuers do not fall within any of the Prime rating categories.

     Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

     "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

     "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     "C" - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

     "D" - Securities are in actual or imminent payment default.

     The following summarizes the ratings used by Dominion Bond Rating Service Limited ("DBRS") for commercial paper and short-term debt:

     R-1  Prime Credit Quality

     R-2  Adequate Credit Quality

     R-3  Speculative

     All three DBRS rating categories for short-term debt use "high", "middle" or "low" as subset grades to designate the relative standing of the credit within a particular rating category. The following comments provide separate definitions for the three grades in the Prime Credit Quality area.

     "R-1 (high)" - Short-term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating.

     "R-1 (middle)" - Short-term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition which DBRS has for the "R-1 (high)" category, entities rated "R-1 (middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

     "R-1 (low)" - Short-term debt rated "R-1 (low)" is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

     "R-2 (high)", "R-2 (middle)", "R-2 (low)" - Short-term debt rated "R-2" is of adequate credit quality and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the "R-2" classification are not as strong as those in the "R-1" category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an "R-1 credit". Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

     "R-3 (high)", "R-3 (middle)", "R-3 (low)" - Short-term debt rated "R-3" is speculative, and within the three subset grades, the capacity for timely payment ranges from mildly speculative to doubtful. "R-3" credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with "R-3" ratings would normally have very limited access to alternative sources of liquidity. Earnings would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

Long-Term Credit Ratings
------------------------

     The following summarizes the ratings used by Standard & Poor's for long-term issues:

     "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated "BB," "B," "CCC," "CC" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "CC" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

     "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

     "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     The following summarizes the ratings used by Moody's for long-term debt:

     "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

     "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     "B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     "Caa" - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     "Ca" - Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

     The following summarizes long-term ratings used by Fitch:

     "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

     "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     "B" - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

     "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor.

     Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

     PLUS (+) or MINUS (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category or to categories below "CCC".

     The following summarizes the ratings used by DBRS for long-term debt:

     "AAA" - Bonds rated "AAA" are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

     "AA" - Bonds rated "AA" are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category, entities rated AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

     "A" - Bonds rated "A" are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the "A" category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

     "BBB" - Bonds rated "BBB" are of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present which reduce the strength of the entity and its rated securities.

     "BB" - Bonds rated "BB" are defined to be speculative, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB area typically have limited access to capital markets and additional liquidity support and, in many cases, small size or lack of competitive strength may be additional negative considerations.

     "B" - Bonds rated "B" are highly speculative and there is a reasonably high level of uncertainty which exists as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

     "CCC" / "CC" / "C" - Bonds rated in any of these categories are very highly speculative and are in danger of default of interest and principal. The degree of adverse elements present is more severe than bonds rated "B". Bonds rated below "B" often have characteristics which, if not remedied, may lead to default. In practice, there is little difference between the "C" to "CCC" categories, with "CC" and "C" normally used to lower ranking debt of companies where the senior debt is rated in the "CCC" to "B" range.

     "D" - This category indicates bonds in default of either interest or principal.

     ("high", "low") grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that "high" and "low" grades are not used for the AAA category.

Notes to Short-Term and Long-Term Credit Ratings
------------------------------------------------

Standard & Poor's

     CreditWatch: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by Standard & Poor's analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action, or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The "positive" designation means that a rating may be raised; "negative" means a rating may be lowered; and "developing" means that a rating may be raised, lowered or affirmed.

     Rating Outlook: A Standard & Poor's Rating Outlook assesses the potential direction of a long-term credit rating over the intermediate to longer term. In determining a Rating Outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An Outlook is not necessarily a precursor of a rating change or future CreditWatch action.

          .  Positive means that a rating may be raised.
          .  Negative means that a rating may be lowered.
          .  Stable means that a rating is not likely to change.
          .  Developing means a rating may be raised or lowered.
          .  N.M. means not meaningful.

Moody's

     Watchlist: Watchlists list the names of credits whose ratings have a likelihood of changing. These names are actively under review because of developing trends or events which, in Moody's opinion, warrant a more extensive examination. Inclusion on this Watchlist is made solely at the discretion of Moody's Investors Service, and not all borrowers with ratings presently under review for possible downgrade or upgrade are included on any one Watchlist. In certain cases, names may be removed from this Watchlist without a change in rating.

     Rating Outlooks: A Moody's rating outlook is an opinion regarding the likely direction of an issuers rating over the medium term. Rating outlooks fall into the following four categories: Positive, Negative, Stable and Developing (contingent upon an event). In the few instances where an issuer has multiple outlooks of differing directions, Moody's written research will describe any differences in the outlooks for the issuer and the reasons for these differences. If no outlook is present, the following designations will be used:
Rating(s) Under Review or No Outlook. Rating(s) Under Review indicates that the issuer has one or more ratings under review for possible change, and this over-rides the Outlook designation. If an analyst has not yet assigned an Outlook, then No Outlook will be displayed.

Fitch

     Withdrawn: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

     Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

     Rating Outlook: A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are "stable" could be upgraded or downgraded before an outlook moves to a positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

DBRS

Rating Trends

     With the exception of ratings in the securitization area, each DBRS rating is appended with a rating trend. Rating trends give the investor an understanding of DBRS' opinion regarding the outlook for the rating in question, with trends falling into one of three categories - Positive, Negative or Stable. Ratings in the securitization area are not given trends because these ratings are determined by the parameters on each transaction, for which the issues are relatively black and white - these parameters are either met or not. When trends are used, they give an indication of what direction the rating in question is headed should the given conditions and tendencies continue.

     Although the trend opinion is often heavily based on an evaluation of the issuing entity or guarantor itself, DBRS also considers the outlook for the industry or industries in which the entity operates and to varying degrees, specific terms of an issue or its hierarchy in the capital structure when assigning trends. DBRS assigns trends to each security, rather than to the issuing entity, as some rating classification scales are broader than others and the duration and ranking of securities can impact the strengths and challenges that affect the entity. As a result, it is not unusual for securities of the same entity to have different trends; however, the presence of a Positive trend and a Negative trend on securities issued by the same entity is a rare occurrence.

Rating Actions

     In addition to confirming ratings, releasing new ratings or making rating changes, other DBRS rating actions include:

     Suspended Ratings: Rating opinions are forward looking. Although rating opinions will consider the historical performance of an issuer, a rating is an assessment of the issuer's future ability and willingness to meet outstanding obligations. In order for a complete credit quality assessment, DBRS requires the cooperation of the issuer so that management strategies and projections may be evaluated and qualified. Since the availability of such information is critical to the rating assessment, any changes in management's willingness to supply such information (either perceived or actual) may cause a rating to be changed or even suspended. The eventual action will depend upon DBRS's assessment of the degree of accuracy of a rating possible without the cooperation of management. DBRS will suspend ratings when the level of concern reaches a point that an informed rating opinion of the credit quality of the outstanding obligation cannot be provided.

     Discontinued Ratings: When an entity retires all of its outstanding debt within a particular category and has no plans to re-issue in the near future, DBRS will normally discontinue its rating on the security in question. Should the entity ultimately reconsider its decision and re-issue new debt, the rating will be re-instated pending a full review of the credit quality of the issuer.

     It should be noted that there are cases when DBRS will assign a rating even if there is no outstanding debt obligation and the entity in question has no firm plans to issue debt in the future. These cases are often driven by the fact that assigning a rating to the "non-security" provides support to other DBRS ratings, either in the same entity or within the same family of companies. Such ratings are generally referred to as "corporate ratings" and are not publicly disclosed by DBRS.

     Ratings "Under Review" : DBRS maintains continuous surveillance of all rated entities; therefore, all ratings are always under review. Accordingly, when a significant event occurs that may directly impact the credit quality of a particular entity or group of entities, DBRS will attempt to provide an immediate rating opinion. If there is high uncertainty regarding the outcome of the event and DBRS is unable to provide an objective, forward-looking opinion in a timely manner, then the rating(s) of the issuer(s) will be placed "Under Review". Ratings may also be placed "Under Review" by DBRS when changes in credit status occur for any other reason that brings DBRS to the conclusion that the present ratings may no longer be appropriate.

     Ratings which are "Under Review" are qualified with one of the following three provisional statements: "negative implications", "positive implications", or "developing implications", indicating DBRS' preliminary evaluation of the impact on the credit quality of the issuer/security. As such, the ratings that were in effect prior to the review process can be used as the basis for the relative credit quality implications. It must be stressed that a rating change will not necessarily result from the review process.

Municipal Note Ratings
----------------------

     A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

     "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

     "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

     In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated Moody's Investment Grade ("MIG") and are divided into three levels - MIG 1 through MIG 3. In the case of variable rate demand obligations, a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature is designated as VMIG. MIG ratings expire at note maturity. By contrast, VMIG ratings expirations will be a function of each issue's specific structural or credit features. The following summarizes the ratings by Moody's for these short-term obligations:

     "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

     "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

     "MIG-3"/"VMIG-3" - This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

     Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings
--------------------

A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation. Credit ratings may be changed, suspended or withdrawn.

Moody's credit ratings must be construed solely as statements of opinion and not recommendations to purchase, sell or hold any securities.

Fitch credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments on a timely basis. Fitch credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. However, Fitch credit ratings are not recommendations to buy, sell or hold any security. Ratings may be changed or withdrawn.

DBRS credit ratings are not buy, hold or sell recommendations, but rather the result of qualitative and quantitative analysis focusing solely on the credit quality of the issuer and its underlying obligations.

                                 THE GALAXY FUND

                                    FORM N-1A


PART C. OTHER INFORMATION

Item 23.  Exhibits

          (a)  (1)  Declaration of Trust dated March 31, 1986./3/

               (2) Amendment No. 1 to the Declaration of Trust dated as of April 26, 1988./3/

               (3) Certificate of Classification of Shares pertaining to Class A shares and Class B shares./3/

               (4) Certificate of Classification of Shares pertaining to Class C shares; Class D shares; and Class E shares./3/

               (5) Certificate of Classification of Shares pertaining to Class C - Special Series 1 shares and Class D - Special Series 1 shares./3/

               (6) Certificate of Classification of Shares pertaining to Class F shares; Class G - Series 1 shares; Class G - Series 2 shares; Class H - Series 1 shares; Class H - Series 2 shares; Class I - Series 1 shares; Class I - Series 2 shares; Class J - Series 1 shares; and Class J - Series 2 shares./3/

               (7) Certificate of Classification of Shares pertaining to Class K - Series 1 shares; Class K - Series 2 shares; Class L - Series 1 shares; Class L - Series 2 shares; Class M - Series 1 shares; Class M - Series 2 shares; Class N - Series 1 shares; Class N - Series 2 shares; Class O - Series 1 shares; and Class O - Series 2 shares./3/

               (8) Certificate of Classification of Shares pertaining to Class P - Series 1 shares; Class P - Series 2 shares; Class Q - Series 1 shares; Class Q - Series 2 shares; Class R - Series 1 shares; Class R - Series 2 shares; and Class S shares./3/

               (9) Certificate of Classification of Shares pertaining to Class T - Series 1 shares and Class T - Series 2 shares./3/

               (10) Certificate of Classification of Shares pertaining to Class
                    U - Series 1 shares and Class U - Series 2 shares; Class V shares; Class W shares; and Class X - Series 1 shares and Class X - Series 2 shares./5/

               (11) Certificate of Classification of Shares pertaining to Class
                    C - Special Series 2 shares; Class H - Series 3 shares; Class J - Series 3 shares; Class K - Series 3 shares; Class L - Series 3 shares; Class M - Series 3 shares; Class N - Series 3 shares; and Class U - Series 3 shares./5/

               (l2) Certificate of Classification of Shares pertaining to Class
                    A - Special Series 2 shares./5/

               (13) Certificate of Classification of Shares pertaining to Class
                    Y - Series 1 shares and Class Y - Series 2 shares; Class Z - Series 1 shares, Class Z - Series 2 shares and Class Z - Series 3 shares; and Class AA - Series 1 shares, Class AA - Series 2 shares and Class AA - Series 3 shares./5/

               (14) Certificate of Classification of Shares pertaining to Class
                    BB shares; Class CC shares; and Class DD shares./5/

               (15) Certificate of Classification of Shares pertaining to Class
                    D - Special Series 2 shares; Class G - Series 3 shares; Class I - Series 3 shares; and Class X - Series 3 shares./5/

               (16) Certificate of Classification of Shares pertaining to Class
                    C - Special Series 3 shares; Class C - Special Series 4 shares; Class D - Special Series 3 shares; Class D - Special Series 4 shares; Class G - Series 4 shares; Class G - Series 5 shares; Class H - Series 4 shares; Class H - Series 5 shares; Class I - Series 4 shares; Class I - Series 5 shares; Class J - Series 4 shares; Class J - Series 5 shares; Class K - Series 4 shares; Class K - Series 5 shares; Class L - Series 4 shares; Class L - Series 5 shares; Class M - Series 4 shares; Class M - Series 5 shares; Class N - Series 4 shares; Class N - Series 5 shares; Class U - Series 4 shares; Class U - Series 5 shares; Class X - Series 4 shares; Class X - Series 5 shares; Class AA - Series 4 shares; and Class AA - Series 5 shares./5/

               (17) Certificate of Classification of Shares pertaining to Class
                    EE - Series 1 shares and Class EE - Series 2 shares; Class V
                    - Special Series 1 shares; and Class W - Special Series 1 shares./8/

               (18) Certificate of Classification of Shares pertaining to Class
                    A - Special Series 3 shares; Class F - Special Series 2 shares; Class E - Special Series 2 shares; Class L - Series 6 shares; Class D - Special Series 5 shares; Class J - Series 6 shares; Class R - Series 3 shares; Class N - Series 6 shares; Class U - Series 6 shares; Class H - Series 6 shares; and Class G - Series 6 shares./9/

               (19) Certificate of Classification of Shares pertaining to Class
                    FF shares; Class GG shares; Class HH - Series 1 shares and Class HH - Series 2 shares; Class II shares; Class JJ - Series 1 shares, Class JJ - Series 2 shares and Class JJ - Series 3 shares; Class KK - Series 1 shares, Class KK - Series 2 shares and Class KK - Series 3 shares; Class LL - Series 1 shares, Class LL - Series 2 shares and Class LL - Series 3 shares; and Class MM - Series 1 shares, Class MM - Series 2 shares and Class MM - Series 3 shares./10/

               (20) Certificate of Classification of Shares pertaining to Class
                    MM - Series 4 shares./12/

               (21) Certificate of Classification of Shares pertaining to Class
                    NN-Series 1 shares, Class NN-Series 2 shares, and Class NN-Series 3 shares./12/

               (22) Certificate of Classification of Shares pertaining to Class
                    NN-Series 4 shares and Class NN- Series 5 shares./13/

               (23) Certificate of Classification of Shares pertaining to Class
                    OO - Series 1 shares, Class OO - Series 2 shares, Class OO - Series 3 shares, Class OO - Series 4 shares and Class OO - Series 5 shares; Class PP - Series 1 shares, Class PP - Series 2 shares, Class PP - Series 3 shares, Class PP - Series 4 shares and Class PP - Series 5 shares; Class QQ - Series 1 shares, Class QQ - Series 2 shares, Class QQ - Series 3 shares, Class QQ - Series 4 shares and Class QQ - Series 5 shares; Class P- Series 3 shares; Class KK - Series 4 shares; Class Q - Series 3 shares; Class LL - Series 4 shares; Class O - Series 3 shares; Class R - Series 4 shares; and Class JJ - Series 4 shares./15/

               (24) Certificate of Classification of Shares pertaining to Class
                    Y - Series 3 shares; Class FF - Special Series 1 and Class FF - Special Series 2 shares; Class GG -Special Series 1 shares and Class GG-Special Series 2 shares./16/

               (25) Certificate of Classification of Shares pertaining to Class
                    RR-Series 1 shares, Class RR - Series 2 shares and Class RR
                    - Series 3 shares; Class SS- Series 1 shares, Class SS - Series 2 shares and Class SS - Series 3 shares; and Class TT
                    - Series 1 shares, Class TT - Series 2 shares and Class TT - Series 3 shares./18/

               (26) Certificate of Classification of Shares pertaining to Class
                    UU - Series 1 shares, Class UU - Series 2 shares, Class VV - Series 1 shares, Class VV - Series 2 shares, Class WW - Series 1 shares, Class WW - Series 2 shares, Class WW - Series 3 shares, and

                    Class S - Special Series 1 shares and Class S - Special Series 2 shares./20/


              (27) Form of Certificate of Classification of Shares pertaining to Class BB - Special Series 1, Class BB - Special Series 2, Class BB - Special Series 3, and Class BB - Special Series 4; Class CC - Special Series 1; and Class DD - Special Series 1, Class DD - Special Series 2, Class DD - Special Series 3 and Class DD - Special Series 4 shares./25/


          (b)  (1)  Code of Regulations./3/

               (2) Amendment to the Code of Regulations adopted on December 14, 2000./17/

               (3) Amendment to the Code of Regulations adopted on March 1, 2001./17/

          (c) (1) Article V, Section 5.1, and Article VIII, Section 8.1, of Registrant's Declaration of Trust incorporated herein by reference as Exhibit (a)(1), and Amendment No. 1 to Registrant's Declaration of Trust incorporated herein by reference as Exhibit (a)(2).

          (d) (1) Advisory Agreement between the Registrant and Fleet Investment Advisors Inc. with respect to the Money Market, Government, U.S. Treasury, Tax-Exempt, Institutional Government Money Market (formerly Institutional Treasury Money Market), Short-Term Bond, Intermediate Government Income (formerly Intermediate Bond), Corporate Bond, High Quality Bond, Tax-Exempt Bond, New York Municipal Bond, Connecticut Municipal Bond, Massachusetts Municipal Bond, Rhode Island Municipal Bond, Equity Value, Equity Growth, Equity Income, International Equity, Small Company Equity and Asset Allocation Funds dated as of May 19, 1994./2/

               (2) Addendum No. 1 to Advisory Agreement between the Registrant and Fleet Investment Advisors Inc. with respect to the Connecticut Municipal Money Market, Massachusetts Municipal Money Market, Growth and Income and Small Cap Value Funds dated as of December 1, 1995./1/

               (3) Addendum No. 2 to Advisory Agreement between the Registrant and Fleet Investment Advisors Inc. with respect to the New Jersey Municipal Bond Fund, MidCap Equity Fund and Strategic Equity Fund dated as of March 3, 1998./4/

               (4) Addendum No. 3 to Advisory Agreement between the Registrant and Fleet Investment Advisors Inc. with respect to the Prime

                    Reserves, Government Reserves and Tax-Exempt Reserves dated as of September 18, 1998./5/

               (5) Addendum No. 4 to Advisory Agreement between the Registrant and Fleet Investment Advisors Inc. with respect to the Institutional Money Market Fund, Institutional Treasury Money Market Fund, Florida Municipal Bond Fund, Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund and Growth Fund II dated as of June 23, 2000./15/

               (6) Addendum No. 5 to Advisory Agreement between the Registrant and Fleet Investment Advisors Inc. with respect to the Pan Asia Fund dated as of September 5, 2000./15/

               (7) Addendum No. 6 to Advisory Agreement between the Registrant and Fleet Investment Advisors Inc. with respect to the Pennsylvania Municipal Bond Fund, Large Cap Value Fund and Large Cap Growth Fund dated as of August 27, 2001./19/

               (8) Addendum No. 7 to Advisory Agreement between the Registrant and Columbia Management Advisors, Inc., as Successor by Merger to Fleet Investment Advisors Inc., with respect to the New York Municipal Money Market Fund ./23/

               (9) Form of Addendum No. 8 to Advisory Agreement between the Registrant and Fleet Investment Advisors Inc. with respect to the New Jersey Municipal Money Market Fund, Florida Municipal Money Market Fund and Institutional Prime Money Market Fund./20/


               (10) Form of Advisory Fee Waiver Letter Agreement between the
                    Registrant and Columbia Management Advisors, Inc. with respect to the Prime Reserves, Government Reserves and Tax-Exempt Reserves./25/


          (e) (1) Amended and Restated Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc./23/

          (f) (1) The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan and Related Agreement effective as of January 1, 1997./2/

          (g) (1) Custodian Services Agreement between the Registrant and PFPC Trust Company dated as of November 1, 2002./21/

               (2) Custodian Services Fees letter between the Registrant and PFPC Trust Company dated as of November 1, 2002./21/

               (3) Form of Amendment No. 1 to the Custodian Services Agreement between the Registrant and PFPC Trust Company./22/

          (h) (1) Administration Agreement between the Registrant and Columbia Management Advisors Inc. dated as of July 22, 2002 as amended and restated as of June 5, 2003./23/

               (2) Transfer Agency and Services Agreement between the Registrant and PFPC Inc./22/

               (3) Form of Amendment No. 1 to the Transfer Agency and Services Agreement./22/


               (4) Anti-Money Laundering and Privacy Amendment to the Transfer Agency and Services Agreement between the Registrant and PFPC Inc. dated as of July 1, 2003./23/


               (5) Customer Identification Services Amendment between the Registrant and PFPC Inc./24/


               (6) Shareholder Services Plan for Retail A Shares and Trust Shares and Related Forms of Servicing Agreements./25/



               (7) Shareholder Services Plan for Select Shares and Preferred Shares and Related Forms of Servicing Agreements./25/


               (8) Pricing and Bookkeeping Agreement between the Registrant and Columbia Management Advisors, Inc. dated as of July 22, 2002, as amended and restated as of June 5, 2003./23/

          (i) (1) Opinion and consent of counsel dated September 28, 1999./7/

               (2)  Opinion and consent of counsel dated December 3, 1999./8/

               (3)  Opinion and consent of counsel dated February 28, 2000./11/

               (4)  Opinion and consent of counsel dated May 30, 2000./13/

               (5)  Opinion and consent of counsel dated May 31, 2000./14/

               (6)  Opinion and consent of counsel dated February 27, 2001./16/

               (7)  Opinion and consent of counsel dated May 11 2001./18/

               (8)  Opinion and consent of counsel dated July 12, 2002./20/


               (9)  Opinion and consent of counsel dated December 23, 2003./25/


          (j)  (1)  Consent of Drinker Biddle & Reath LLP./25/


               (2)  Consent of Independent Auditors to be filed by amendment.


          (k)       None.

          (l) (1) Purchase Agreement between the Registrant and Shearson Lehman Brothers Inc. dated July 24, 1986./3/

               (2) Purchase Agreement between the Registrant and Shearson Lehman Brothers Inc. dated October 11, 1990 with respect to the Treasury, Equity Growth, Equity Income, International Equity and High Quality Bond Funds./3/

               (3) Purchase Agreement between the Registrant and Allmerica Investments, Inc. dated February 22, 1993 with respect to the Connecticut Municipal Bond, Massachusetts Municipal Bond,

                    Rhode Island Municipal Bond and Institutional Government Money Market (formerly Institutional Treasury Money Market) Funds./3/

               (4) Purchase Agreement between the Registrant and First Data Distributors, Inc. dated February 28, 1996 with respect to the Connecticut Municipal Money Market, Massachusetts Municipal Money Market Money, Growth and Income and Small Cap Value Funds./3/

               (5) Purchase Agreement between the Registrant and First Data Distributors, Inc. dated September 18, 1998 with respect to the Prime Reserves, Government Reserves and Tax-Exempt Reserves./6/

               (6) Purchase Agreement between the Registrant and Provident Distributors, Inc. dated June 23, 2000 with respect to the Institutional Money Market Fund, Institutional Treasury Money Market Fund, Florida Municipal Bond Fund, Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund and Growth Fund II./15/

               (7) Purchase Agreement between the Registrant and FIM Funding, Inc. with respect to the New York Municipal Money Market Fund./23/

               (8) Form of Purchase Agreement between Registrant and Liberty Funds Distributor, Inc. with respect to the New Jersey Municipal Money Market Fund, Florida Municipal Money Market Fund and Institutional Prime Money Market Fund./20/

          (m) (1) Distribution and Services Plan for Reserves Reserve Shares and Premier Shares and Related Forms of Servicing Agreements./25/


          (n) (1) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System./25/


          (p)  Not applicable.

/1/ Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-4806 and 811-4636) as filed with the Commission on March 4, 1996.

/2/ Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on December 30, 1996.

/3/ Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on February 27, 1998.

/4/ Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on June 30, 1998.

/5/ Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on December 30, 1998.

/6/ Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on February 26, 1999.

/7/ Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on September 28, 1999.

/8/ Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on December 3, 1999.

/9/ Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on December 29, 1999.

/10/ Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on February 23, 2000.

/11/ Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 44 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on February 28, 2000.

/12/ Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on April 17, 2000.

/13/ Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on May 31, 2000.

/14/ Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on June 1, 2000.

/15/ Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on September 29, 2000.

/16/ Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 53 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on February 28, 2001.

/17/ Filed electronically as an Exhibit and incorporated herein by reference to the Registrant's Registration Statement on Form N-14 as filed with the SEC on April 2, 2001.

/18/ Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on May 18, 2001.

/19/ Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on November 28, 2001.

/20/ Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on July 31, 2002.

/21/ Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on November 27, 2002.

/22/ Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on February 28, 2003.

/23/ Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on September 26, 2003.


/24/ Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on November 26, 2003.



/25/ Filed herewith.

Item 24.  Persons Controlled By or Under Common Control with Registrant

          Registrant is controlled by its Board of Trustees.

Item 25.  Indemnification


     Indemnification of the Registrant's custodian and transfer agent against certain losses is provided for, respectively, in Section 13 of the Custodian Services Agreement incorporated herein by reference as Exhibit (g)(1) and in
Article 10 of the Transfer Agency and Services Agreement incorporated herein by reference as Exhibit (h)(2). Indemnification of the Registrant's Administrator and Distributor against certain losses is provided for, respectively, in Paragraph 6 of the Administration Agreement incorporated herein by reference as Exhibit (h)(1) and in Section 7 of the Distribution Agreement incorporated herein by reference as Exhibit (e)(1). Indemnification of the Registrant's pricing and bookkeeping agent against certain losses is provided for in Paragraph 6 of the Pricing and Bookkeeping Agreement incorporated herein by reference as Exhibit (h)(8). The Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In addition, Section 9.3 of the Registrant's Declaration of Trust dated March 31, 1986, incorporated herein by reference as Exhibit
(a)(1), provides as follows:


     9.3 Indemnification of Trustees, Representatives and Employees. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

          The Trustees shall indemnify representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

          Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser


          Columbia Management Advisors, Inc. ("CMA") is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act") and serves as investment adviser to the Registrant. Set forth below are the names of certain directors and officers of CMA who also serve, and have during the past two years served, in various capacities as officers or directors of the companies listed.


--------------------------------------------------------------------------------
                                                 Positions
--------------------------------------------------------------------------------
Columbia Management Group Inc.
590 Madison Avenue
36/th/ Floor
New York, NY 10022
..  Keith T. Banks                     .  Director, Chairman, Pres., CEO
..  Roger A. Sayler                    .  Director, Exec. V.P.
..  Joseph R. Palombo                  .  Director, Exec. V.P., COO
--------------------------------------------------------------------------------
CMA
1300 S.W. Sixth
Portland, OR 97201
..  Keith T. Banks                     .  Director, Chairman, Pres., CEO, CIO
..  Joseph R. Palombo                  .  Director, COO
..  Roger Sayler                       .  Director
--------------------------------------------------------------------------------
Columbia Funds Management Company
1300 S.W. Sixth
Portland, OR 97201
..  Keith T. Banks                     .  Director, Chairman, Pres., CEO, CIO
..  Joseph R. Palombo                  .  Director, COO
..  Roger Sayler                       .  Director
--------------------------------------------------------------------------------
Progress Investment Management
71 Stevenson Street
Suite 1620
San Francisco, CA 94105
..  Keith T. Banks                     .  Director
..  Joseph R. Palombo                  .  Director
..  Roger A. Sayler                    .  Director
--------------------------------------------------------------------------------
WAM Acquisition GP, Inc.
227 West Monroe Street
Suite 3000
Chicago, Illinois 60606
..  Keith T. Banks                     .  Director
..  Joseph R. Palombo                  .  Director
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Newport Private Equity Asia, Inc.
580 California Street
Suite 1960
San Francisco, CA 94104
..  Keith T. Banks                     .  Director
..  Joseph R. Palombo                  .  Director
--------------------------------------------------------------------------------
Newport Pacific Management, Inc.
580 California Street
Suite 1960
San Francisco, CA 94104
..  Keith T. Banks                     .  Director, Chairman, Pres., CEO, CIO
..  Roger Sayler                       .  Director, Exec. V.P.
..  Joseph R. Palombo                  .  Director
--------------------------------------------------------------------------------
Newport Fund Management, Inc.
580 California Street
Suite 1960
San Francisco, CA 94104
..  Keith T. Banks                     .  Director, Chairman, Pres., CEO, CIO
..  Roger Sayler                       .  Director, Exec. V.P.
..  Joseph R. Palombo                  .  Director
--------------------------------------------------------------------------------
Liberty Newport Holdings Ltd.
580 California Street
Suite 1960
San Francisco, CA 94104
..  Keith T. Banks                     .  Director
..  Joseph R. Palombo                  .  Director
--------------------------------------------------------------------------------
Liberty Advisory Services Corp.
One Financial Center
Boston, MA 02111
..  Keith T. Banks                     .  Director, Chairman, CEO, Pres., CIO
..  Joseph R. Palombo                  .  Director, COO
..  Roger Sayler                       .  Director
--------------------------------------------------------------------------------
Financial Centre Insurance Agency
One Financial Center
Boston, MA 02111
..  Keith T. Banks                     .  Director, President
..  Joseph R. Palombo                  .  Director
--------------------------------------------------------------------------------
Liberty Asset Management Company
One Financial Center
Boston, MA 02111
..  Keith T. Banks                     .  Director, Chairman, CEO, Pres., CIO
..  Joseph R. Palombo                  .  Director, COO
..  Roger Sayler                       .  Director
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Crabbe Huson Group, Inc.
121 South West Morrison
Suite 1400
Portland, OR 97204
..  Keith T. Banks                     .  Director, Chairman, CEO, Pres.
..  Joseph R. Palombo                  .  Director
..  Roger Sayler                       .  Director
--------------------------------------------------------------------------------
Colonial Advisory Services, Inc.
One Financial Center
Boston, MA 02111
..  Keith T. Banks                     .  Director, CEO, Pres., CIO
..  Joseph R. Palombo                  .  Director, COO
..  Roger Sayler                       .  Director
--------------------------------------------------------------------------------
Liberty Funds Group LLC
One Financial Center
Boston, MA 02111
..  Keith T. Banks                     .  Director, President
..  Joseph R. Palombo                  .  Director, Exec. V.P., CAA
..  Roger Sayler                       .  Director
--------------------------------------------------------------------------------
Liberty Funds Services, Inc.
One Financial Center
Boston, MA 02111
..  Joseph R. Palombo                  .  Director, President
--------------------------------------------------------------------------------
Colonial Management Associates, Inc.
One Financial Center
Boston, MA 02111
..  Keith T. Banks                     .  President and CIO
..  Joseph R. Palombo                  .  Director, Exec. V.P., COO
..  Roger Sayler                       .  Director, Exec. V.P.
--------------------------------------------------------------------------------
Fleet Investment Advisors, Inc.
100 Federal Street
Boston, MA 02110
..  Keith T. Banks                     .  Director, Chairman, Pres., CEO, CIO
..  Joseph R. Palombo                  .  Director, COO
..  Roger Sayler                       .  Director
--------------------------------------------------------------------------------

Item 27.  Principal Underwriter


          (a) Columbia Funds Distributor, Inc. (CFDI), a subsidiary of Columbia Management Advisors, Inc., is the Registrant's principal underwriter. CFDI acts in such capacity for each series of Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII, Liberty Variable Investment Trust, SteinRoe Variable Investment Trust, Columbia Funds Trust VIII, Columbia Funds Trust IX, Columbia Funds Trust XI, Columbia Floating Rate Fund, Columbia Institutional Floating Rate Income Fund, Columbia Acorn Trust, Galaxy Fund and for Columbia Balanced Fund, Columbia Common Stock Fund, Columbia Daily

               Income Company, Columbia Fixed Income Securities Fund, Columbia Growth Fund, Columbia High Yield Fund, Columbia International Stock Fund, Columbia National Municipal Bond Fund, Columbia Oregon Municipal Bond Fund, Columbia Real Estate Equity Fund, Columbia Short Term Bond Fund, Columbia Small Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Strategic Investor Fund and Columbia Technology Fund.

     (b) The table below lists each director or officer of the principal underwriter named in the answer to Item 20.

--------------------------------------------------------------------------------
         (1)             (2)                            (3)
--------------------------------------------------------------------------------
Name and Principal       Position and Offices with      Positions and Offices
Business Address*        Principal Underwriter          with Registrant
--------------------------------------------------------------------------------
Abusheery, Greg          V.P.                           None
--------------------------------------------------------------------------------
Ahmed, Yakob             V.P.                           None
--------------------------------------------------------------------------------
Aldi, Andrew             V.P.                           None
--------------------------------------------------------------------------------
Anderson, Judith         V.P.                           None
--------------------------------------------------------------------------------
Antone, Lewis E.         V.P.                           Asst. Secretary
--------------------------------------------------------------------------------
Ash, James               V.P.                           None
--------------------------------------------------------------------------------
Babbitt, Debra           Sr. V.P. and Comp. Officer     None
--------------------------------------------------------------------------------
Banks, Keith             Director                       None
--------------------------------------------------------------------------------
Ballou, Rick             Sr. V.P.                       None
--------------------------------------------------------------------------------
Bartlett, John           Managing Director              None
--------------------------------------------------------------------------------
Blakeslee, James         Sr. V.P.                       None
--------------------------------------------------------------------------------
Blumenfeld, Alexander    V.P.                           None
--------------------------------------------------------------------------------
Bozek, James             Sr. V.P.                       None
--------------------------------------------------------------------------------
Brown, Beth              Sr. V.P.                       None
--------------------------------------------------------------------------------
Claiborne, Doug          V.P.                           None
--------------------------------------------------------------------------------
Climer, Quentin          V.P.                           None
--------------------------------------------------------------------------------
Conley, Brook            V.P.                           None
--------------------------------------------------------------------------------
Cook, Edward             V.P.                           None
--------------------------------------------------------------------------------
Denny, Jeffrey           V.P.                           None
--------------------------------------------------------------------------------
Desilets, Marian         V.P.                           Asst. Sec.
--------------------------------------------------------------------------------
Devaney, James           Sr. V.P.                       None
--------------------------------------------------------------------------------
DiMaio, Stephen          V.P.                           None
--------------------------------------------------------------------------------
Doyle, Matthew           V.P.                           None
--------------------------------------------------------------------------------
Emerson, Kim P.          Sr. V.P.                       None
--------------------------------------------------------------------------------
Evans, C. Frazier        Managing Director              None
--------------------------------------------------------------------------------
Feldman, David           Managing Director              None
--------------------------------------------------------------------------------
Feloney, Joseph          Sr. V.P.                       None
--------------------------------------------------------------------------------
Ferullo, Jeanne          V.P.                           None
--------------------------------------------------------------------------------
Fisher, James            V.P.                           None
--------------------------------------------------------------------------------
Ford, David              V.P.                           None
--------------------------------------------------------------------------------
Fragasso, Philip         Managing Director              None
--------------------------------------------------------------------------------
Gentile, Russell         V.P.                           None
--------------------------------------------------------------------------------
Goldberg, Matthew        Sr. V.P.                       None
--------------------------------------------------------------------------------
Grace, Anthony           V.P.                           None
--------------------------------------------------------------------------------
Gubala, Jeffrey          V.P.                           None
--------------------------------------------------------------------------------
Guenard, Brian           V.P.                           None
--------------------------------------------------------------------------------
Helwig, Kevin            V.P.                           None
--------------------------------------------------------------------------------
Hodgkins, Joseph         Sr. V.P.                       None
--------------------------------------------------------------------------------
Hussey, Robert           Managing Director              None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Iudice, Jr., Philip      Treasurer and CFO              None
--------------------------------------------------------------------------------
Jarstfer, Marlys         V.P.                           None
--------------------------------------------------------------------------------
Jones, Cynthia           V.P.                           None
--------------------------------------------------------------------------------
Kelley, Terry M.         V.P.                           None
--------------------------------------------------------------------------------
Lynch, Andrew            Managing Director              None
--------------------------------------------------------------------------------
Lynn, Jerry              V.P.                           None
--------------------------------------------------------------------------------
Marcelonis, Sheila       V.P.                           None
--------------------------------------------------------------------------------
Martin, Peter            Sr. V.P.                       None
--------------------------------------------------------------------------------
McCombs, Gregory         Sr. V.P.                       None
--------------------------------------------------------------------------------
Menchin, Catherine       Sr. V.P.                       None
--------------------------------------------------------------------------------
Miller, Anthony          V.P.                           None
--------------------------------------------------------------------------------
Miller, Greg             V.P.                           None
--------------------------------------------------------------------------------
Moberly, Ann R.          Sr. V.P.                       None
--------------------------------------------------------------------------------
Morse, Jonathan          V.P.                           None
--------------------------------------------------------------------------------
Nickodemus, Paul         V.P.                           None
--------------------------------------------------------------------------------
O'Shea, Kevin            Managing Director              None
--------------------------------------------------------------------------------
Owen, Stephanie          V.P.                           None
--------------------------------------------------------------------------------
                         Director and Chief
Palombo, Joseph R.       Operating Officer              Trustee and President
--------------------------------------------------------------------------------
Penitsch, Marilyn        V.P.                           None
--------------------------------------------------------------------------------
Piken, Keith             Sr. V.P.                       None
--------------------------------------------------------------------------------
Ratto, Gregory           V.P.                           None
--------------------------------------------------------------------------------
Reed, Christopher B.     Sr. V.P.                       None
--------------------------------------------------------------------------------
Ross, Gary               Sr. V.P.                       None
--------------------------------------------------------------------------------
Santosuosso, Louise      Sr. V.P.                       None
--------------------------------------------------------------------------------
Schug, Derek             V.P.                           None
--------------------------------------------------------------------------------
Schulman, David          Sr. V.P.                       None
--------------------------------------------------------------------------------
Scully-Power, Adam       V.P.                           None
--------------------------------------------------------------------------------
Sellers, Gregory         V.P.                           None
--------------------------------------------------------------------------------
Shea, Terence            V.P.                           None
--------------------------------------------------------------------------------
Sideropoulos, Lou        Sr. V.P.                       None
--------------------------------------------------------------------------------
Sinatra, Peter           V.P.                           None
--------------------------------------------------------------------------------
Soares, Jeffrey          V.P.                           None
--------------------------------------------------------------------------------
Soester, Trisha          V.P.                           None
--------------------------------------------------------------------------------
Sprieck, Susan           V.P.                           None
--------------------------------------------------------------------------------
Studer, Eric             V.P.                           None
--------------------------------------------------------------------------------
Sullivan, Paul           V.P.                           None
--------------------------------------------------------------------------------
Tambone, James           CEO; Co-President; Director    None
--------------------------------------------------------------------------------
Tasiopoulos, Lou         Co-President; Director         None
--------------------------------------------------------------------------------
Wagner, Rebecca          V.P.                           None
--------------------------------------------------------------------------------
Waldron, Thomas          V.P.                           None
--------------------------------------------------------------------------------
Walsh, Brian             V.P.                           None
--------------------------------------------------------------------------------
Warfield, James          V.P.                           None
--------------------------------------------------------------------------------
Wess, Valerie            Sr. V.P.                       None
--------------------------------------------------------------------------------
Yates, Susan             V.P.                           None
--------------------------------------------------------------------------------

----------
* The address for each individual is One Financial Center, Boston, MA 02111.

     (c)  Not Applicable.

Item 28.  Location of Accounts and Records

          (1) Columbia Management Advisors, Inc., One Financial Center, Boston, Massachusetts 02111 (records relating to its function as investment adviser and administrator and pricing and bookkeeping agent).

          (2) Columbia Funds Distributor Inc., One Financial Center, Boston, MA 02111 (records relating to its function as distributor).

          (3) PFPC Inc., 53 State Street, Mail Stop BOS 425, Boston, MA 02109 (records relating to its function as sub-administrator and sub-pricing and bookkeeping agent).

          (4) PFPC Inc., (formerly known as First Data Investor Services Group, Inc.), 4400 Computer Drive, Westborough, MA 01581-5108 (records relating to its function as transfer agent).

          (5) Drinker Biddle & Reath LLP, One Logan Square, 18/th/ and Cherry Streets, Philadelphia, Pennsylvania 19103 (Registrant's Declaration of Trust, Code of Regulations and Minute Books).

          (6) PFPC Trust Company, 8800 Tinicum Boulevard, 3/rd/ Floor, Philadelphia, Pennsylvania 19153 (records relating to its function as custodian).

Item 29.  Management Services

          Inapplicable.

Item 30.  Undertakings

          None.

                                   SIGNATURES
                                   ----------


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 63 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in Boston, Massachusetts, on the 23rd day of December, 2003.


                                        THE GALAXY FUND
                                        Registrant


                                        /s/ Joseph R. Palombo
                                        ----------------------------------------
                                        Joseph R. Palombo
                                        President



     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 63 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                    Title                             Date
--------------------------   -------------------------------   -----------------

/s/ Joseph R. Palombo
--------------------------   President (Principal Executive    December 23, 2003
                             Officer)
Joseph R. Palombo


/s/ J. Kevin Connaughton
--------------------------   Treasurer (Principal Financial    December 23, 2003
                             Officer)
J. Kevin Connaughton


/s/ Vicki L. Benjamin
--------------------------   Chief Accounting Officer and      December 23, 2003
                             Controller (Principal
                             Accounting Officer)
Vicki L. Benjamin


/s/ John T. O'Neill
--------------------------   Trustee                           December 23, 2003
John T. O'Neill


*Dwight E. Vicks, Jr.
--------------------------   Chairman of the Board of          December 23, 2003
                             Trustees
Dwight E. Vicks, Jr.


*Louis DeThomasis
--------------------------   Trustee                           December 23, 2003
Louis DeThomasis


*Kenneth A. Froot
--------------------------   Trustee                           December 23, 2003
Kenneth A. Froot


*James M. Seed
--------------------------   Trustee                           December 23, 2003
James M. Seed


*By:/s/ John T. O'Neill
    ----------------------
    John T. O'Neill
    Attorney-In-Fact

                                 The Galaxy Fund

                            Certificate of Secretary

          The following resolutions were duly adopted by the Board of Trustees of The Galaxy Fund on December 4, 2003 and remain in effect on the date hereof:

          RESOLVED, that in accordance with the resolutions previously adopted by this Board, the officers of Galaxy be, and each of them hereby is, authorized in the name and on behalf of Galaxy to execute and cause to be filed with the Securities and Exchange Commission one or more Post-Effective Amendments to Galaxy's Registration Statement on Form N-1A in such form as the officer or officers executing the same may, with the advice of counsel to Galaxy, approve as necessary or desirable, such approval to be conclusively evidenced by his, her or their execution thereof;

          FURTHER RESOLVED, that W. Bruce McConnel be, and hereby is, redesignated to act on behalf of Galaxy as its agent for service of process for matters relating to said Registration Statement with the powers enumerated in Rule 478 of the Rules and Regulations of the Securities and Exchange Commission under the Securities Act of 1933, as amended;

          FURTHER RESOLVED, that the officers of Galaxy be, and each of them hereby is, authorized to execute and file all such instruments and documents, make all such payments and do all such other acts as they may deem necessary or desirable and appropriate in order to effect the filing of said Post-Effective Amendments to said Registration Statement and to cause the same to become effective; and

          FURTHER RESOLVED, that the trustees and officers of Galaxy who may be required to execute any amendments to Galaxy's Registration Statement be, and each of them hereby is, authorized to execute a power of attorney appointing John T. O'Neill and W. Bruce McConnel, and either of them, their true and lawful attorney or attorneys, to execute in their name, place and stead, in their capacity as trustee or officer, or both, of Galaxy any and all amendments to the Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have the power to act thereunder with or without the other of said attorneys and shall have full power of substitution and resubstitution; and to do in the name and on behalf of said trustees and officers, or any or all of them, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each of said officers or trustees, or any or all of them, might or could do in person, said acts of said attorneys, or either of them, being hereby ratified and approved.

                                        THE GALAXY FUND


                                        By:  /s/ W. Bruce McConnel
                                             -----------------------------------
                                             W. Bruce McConnel
                                             Secretary


Dated: December 23, 2003

                                 THE GALAXY FUND

                                POWER OF ATTORNEY
                                -----------------

          KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John T. O'Neill and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, of The Galaxy Fund (the "Trust"), to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.


Dated: December 4, 1996                      /s/ Dwight E. Vicks, Jr.
                                             -----------------------------------
                                             Dwight E. Vicks, Jr.

                                 THE GALAXY FUND

                                POWER OF ATTORNEY
                                -----------------

          KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John T. O'Neill and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, of The Galaxy Fund (the "Trust"), to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.


Dated: December 5, 1996                      /s/ Brother Louis DeThomasis
                                             -----------------------------------
                                             Brother Louis DeThomasis

                                 THE GALAXY FUND

                                POWER OF ATTORNEY
                                -----------------

          KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John T. O'Neill and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, of The Galaxy Fund (the "Trust"), to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.


Dated: December 27, 2000                     /s/ Kenneth A. Froot
                                             -----------------------------------
                                             Kenneth A. Froot

                                 THE GALAXY FUND

                                POWER OF ATTORNEY
                                -----------------

          KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John T. O'Neill and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, of The Galaxy Fund (the "Trust"), to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.


Dated: December 5, 1996                      /s/ James M. Seed
                                             -----------------------------------
                                             James M. Seed

                                  Exhibit Index
                                  -------------

Exhibit   Document

(a)(27)   Form of Certificate of Classification of Shares pertaining to Class BB
          - Special Series 1, Class BB - Special Series 2, Class BB - Special Series 3, and Class BB - Special Series 4; Class CC - Special Series 1; and Class DD - Special Series 1, Class DD - Special Series 2, Class DD - Special Series 3 and Class DD - Special Series 4 shares.

(d)(10) Form of Advisory Fee Waiver Letter Agreement between the Registrant and Columbia Management Advisors, Inc. with respect to the Prime Reserves, Government Reserves and Tax-Exempt Reserves.

(h)(6) Shareholder Services Plan for Retail A Shares and Trust Shares and Related Forms of Servicing Agreements.

(h)(7) Shareholder Services Plan for Select Shares and Preferred Shares and Related Forms of Servicing Agreements.

(i)(9)    Opinion and consent of counsel dated December 23, 2003.

(j)(1)    Consent of Drinker Biddle & Reath LLP.

(m)(1) Distribution and Services Plan for Reserve Shares and Premier Shares and Related Forms of Servicing Agreements.

(n)(1) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System.